UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

Securian Funds Trust

Semi-Annual Report

June 30, 2016

Offered in Minnesota Life Insurance Company and
Securian Life Insurance Company Variable Products

SFT Advantus Bond Fund

SFT Advantus Dynamic Managed Volatility Fund
(formerly SFT Advantus Managed Volatility Fund)

SFT Advantus Government Money Market Fund
(formerly SFT Advantus Money Market Fund)

SFT Advantus Index 400 Mid-Cap Fund

SFT Advantus Index 500 Fund

SFT Advantus International Bond Fund

SFT Advantus Managed Volatility Equity Fund

SFT Advantus Mortgage Securities Fund

SFT Advantus Real Estate Securities Fund

SFT IvySM Growth Fund

SFT IvySM Small Cap Growth Fund

SFT Pyramis® Core Equity Fund

SFT T. Rowe Price Value Fund

Financial security
  for the long run ®

Securian Funds Trust

Supplement dated August 1, 2016 to the Prospectus of Securian Funds Trust dated April 29, 2016.

Effective August 1, 2016, Philip J. Sanders will no longer serve as a manager of the SFT IvySM Growth Fund. At that time, Bradley M. Klapmeyer, Vice President of WRIMCO, will become a co-manager of the Fund.

The text on page 49, under the caption "SFT IvySM Growth Fund: Management," is replaced by the following:

SFT IvySM Growth Fund: Management

The Fund is advised by Advantus Capital Management, Inc. (Advantus Capital) and sub-advised by Waddell & Reed Investment Management Company (WRIMCO). 'Ivy' is the service mark of Ivy Distributor, Inc., an affiliate of WRIMCO. The following individuals serve as the Fund's primary portfolio managers:

Name and Title	Primary Manager Since
Daniel P. Becker, Senior Vice President, WRIMCO	May 1, 2014
Bradley M. Klapmeyer Vice President, WRIMCO	August 1, 2016

The text relating to SFT IvySM Growth Fund on page 115, under the caption "Portfolio Managers," is replaced by the following:

Portfolio Managers

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT IvySM Growth Fund	Daniel P. Becker Senior Vice President, WRIMCO	May 1, 2014	Portfolio Manager, Ivy Funds VIP Growth
(formerly W& R Target Funds Growth Portfolio)
since January 1997. Portfolio Manager,
Waddell & Reed Investment Advisors Vanguard
Fund since July 1997; Portfolio Manager, Ivy
Large Cap Growth Fund since June 2000;
Co-portfolio manager of the large cap growth
product suite since July 2006, comprising
institutional accounts, Waddell & Reed
Advisors Vanguard Fund, Ivy Large Cap Growth
Fund and Ivy Funds VIP Growth.
Bradley M. Klapmeyer Vice President, WRIMCO	August 1, 2016	Investment Analyst with WRIMCO beginning
in 2007; joined the Large Cap Growth team as
Assistant Portfolio Manager in 2011; Portfolio
Manager of Waddell & Reed Advisors
Tax-Managed Equity Fund and Ivy
Tax-Managed Equity Fund since 2014.

Please retain this supplement for future reference.

F86854 08-2016

Securian Funds Trust

Supplement dated August 15, 2016 to the Prospectus of Securian Funds Trust dated April 29, 2016.

The table and expense example on pages 31 and 32, under the caption "SFT Advantus Managed Volatility Equity Fund: Fees and Expenses," are replaced by the following:

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	1.38%
Acquired Fund Fees and Expenses(2)	0.18%
Total Annual Fund Operating Expenses	2.46%
Fee Waiver and/or Expense Reimbursement(3)	1.48%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%

(1)  Estimated expenses for the Fund's first fiscal year.

(2)  Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(3)  Advantus Capital Management, Inc. ("Advantus Capital"), the Fund's investment adviser, has contractually agreed, through April 30, 2017, to waive its "management fees" or absorb "other expenses" such that the Fund's total annual operating expenses after such fee waiver and/or expense absorption, excluding "acquired fund fees and expenses," will not exceed 0.80% of the average net assets of the Fund. This fee waiver and/or expense absorption renews annually for a full year unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of the contract term.

Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and the Fund's operating expenses remain the same. The example further assumes that the fee waiver and/or expense reimbursement described above is in effect for only one year. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

1 Year	3 Years
$100	$617

Please retain this supplement for future reference.

F87802 08-2016

SFT Advantus Bond Fund

Fund Objective

The SFT Advantus Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The SFT Advantus Bond Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the SFT Advantus Bond Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2016, for each class of shares offered was as follows:

Class 1	5.47 percent*
Class 2	5.34 percent*

The Fund's benchmark, the Barclays U.S. Aggregate Bond Index, returned 5.31 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Advantus Dynamic Managed Volatility Fund
(formerly SFT Advantus Managed Volatility Fund)

Fund Objective

The SFT Advantus Dynamic Managed Volatility Fund seeks to maximize risk adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500 Index and 40 percent Barclays U.S. Aggregate Bond Index (collectively, the Blended Benchmark Index). The Fund's prior blended benchmark index was comprised of 60 percent S&P 500 Index and 40 percent Barclays U.S. Corporate Index.

The SFT Advantus Dynamic Managed Volatility Fund invests primarily in Class 1 shares of SFT Advantus Index 500 Fund for equity exposure, in a basket of fixed income securities for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six month period ended June 30, 2016, the Fund had a net return of 4.05 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The current Blended Benchmark Index returned 4.52 percent over the same period. The Fund's prior blended benchmark index returned 5.43 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Advantus Capital Management Inc. (Advantus Capital) and the Securian Funds Trust, on behalf of the SFT Advantus Dynamic Managed Volatility Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2017. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. As of June 30, 2016 Advantus Capital has waived $1,070,170 pursuant to the agreement, of which $1,047,142 was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500 Index and 40 percent of the Barclays U.S. Aggregate Bond Index.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Advantus Government Money Market Fund
(formerly SFT Advantus Money Market Fund)

Fund Objective

The SFT Advantus Government Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six month period ended June 30, 2016, the Fund had a net return of 0.00 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter.† The Fund's benchmark, the U.S. Treasury bill, returned 0.16 percent for the same period.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

† Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Advantus Government Money Market Fund), Advantus Capital and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay SFT Advantus Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. As of June 30, 2016, Advantus Capital and Securian Financial have collectively waived $4,331,315 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $1,856,196 was eligible for recovery as of such date. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following April 30, 2017, provided such continuance is specifically approved by Advantus Capital, Securian Financial, and a majority of the Trust's independent Trustees.

The Barclays U.S. Three Month Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

SFT Advantus Index 400 Mid-Cap Fund

Fund Objective

The SFT Advantus Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400 Index (S&P 400). It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the SFT Advantus Index 400 Mid-Cap Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2016, for each class of shares offered was as follows:

Class 1	7.79 percent*
Class 2	7.66 percent*

The Fund's benchmark, the Standard and Poor's MidCap 400 Index, returned 7.93 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Securian Funds Trust—Advantus Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $3.4 billion), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

SFT Advantus Index 500 Fund

Fund Objective

The SFT Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500 Index (S&P 500). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the SFT Advantus Index 500 Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2016, for each class of shares offered was as follows:

Class 1	3.72 percent*
Class 2	3.60 percent*

The Fund's benchmark, the Standard & Poor's 500 Index, returned 3.84 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Securian Funds Trust—Advantus Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Advantus International Bond Fund

Fund Objective

The SFT Advantus International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Franklin Advisers, Inc. provides investment advice to the SFT Advantus International Bond Fund under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2016, for each class of shares offered was as follows:

Class 1	(1.42) percent*
Class 2	(1.54) percent*

The Fund's benchmark, the Citigroup World Government Bond Index, returned 10.74 percent for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

Americas	145.56%
United States Dollar (USD)	106.58%
Mexican Peso (MXN)	21.04%
Brazilian Real (BRL)	12.81%
Chilean Peso (CLP)	5.13%
Asia Pacific	-7.65%
Republic of Korea Won (KRW)	0.10%
Malaysian Ringgit (MYR)	14.36%
Indonesian Rupiah (IDR)	8.18%
Indian Rupee (INR)	5.47%
Philippine Peso (PHP)	4.77%
Sri Lankan Rupee (LKR)	0.59%
Australian Dollar (AUD)*	-8.82%
Japanese Yen (JPY)*	-32.30%
Europe*	-37.89%
Polish Zloty (PLN)	2.90%
Euro (EUR)*	-40.79%

*A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from over twenty countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT Advantus Managed Volatility Equity Fund

Fund Objective

The SFT Advantus Managed Volatility Equity Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Barclays U.S. 3 Month Treasury Bellwether Index (collectively, the Blended Benchmark Index).

Performance Update

For the six-month period ended June 30, 2016, the Fund had a net return of 5.22 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The Blended Benchmark Index returned 8.44 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Advantus Capital Management Inc. (Advantus Capital) and the Securian Funds Trust, on behalf of the SFT Advantus Managed Volatility Equity Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through November 17, 2016. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. As of June 30, 2016, Advantus Capital has waived $171,087 pursuant to the agreement. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund. The Blended Benchmark Index is comprised of 60 percent of the S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Barclays U.S. 3 Month Treasury Bellwether Index. The S&P 500 Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500. The S&P BMI International Developed Low Volatility Index measures the performance of the 200 least volatile stocks in the S&P Developed Market large/midcap universe. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights. The Barclays U.S. 3 Month Treasury Bellwethers Index tracks the market for the on-the-run 3 month Treasury bill issued by the U.S. government.

SFT Advantus Mortgage Securities Fund

Fund Objective

The SFT Advantus Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk. The SFT Advantus Mortgage Securities Fund will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the SFT Advantus Mortgage Securities Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2016, for each class of shares offered was as follows:

Class 1	3.10 percent*
Class 2	2.97 percent*

The Fund's benchmark, the Barclays U.S. Mortgage-Backed Securities Index, returned 3.10 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Barclays U.S. Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

SFT Advantus Real Estate Securities Fund

Fund Objective

The SFT Advantus Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the SFT Advantus Real Estate Securities Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2016, for each class of shares offered was as follows:

Class 1	11.10 percent*
Class 2	10.96 percent*

The Fund's benchmark, the Wilshire US Real Estate Securities Index, returned 11.60 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Wilshire US Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITs).

SFT IvySM Growth Fund

Fund Objective

The SFT IvySM Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Waddell & Reed Investment Management Company (WRIMCO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the six month period ended June 30, 2016, the Fund had a net return of (4.10) percent*. The Fund's benchmark, the Russell 1000 Growth Index, returned 1.36 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russel 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SFT IvySM Small Cap Growth Fund

Fund Objective

The SFT IvySM Small Cap Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Waddell & Reed Investment Management Company (WRIMCO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the six month period ended June 30, 2016, the Fund had a net return of 10.24 percent*. The Fund's benchmark, the Russell 2000 Growth Index, returned 6.30 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

SFT Pyramis® Core Equity Fund

Fund Objective

The SFT Pyramis® Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Pyramis Global Advisors, LLC (Pyramis) provides investment advice to the Fund under a sub-advisory agreement. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six month period ended June 30, 2016, for each class of shares offered was as follows:

Class 1	(0.68) percent*
Class 2	(0.81) percent*

The Fund's benchmark, the Standard & Poor's 500 Index, returned 3.84 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Pyramis' is a registered trademark of FMR LLC. Used with permission.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, T. Rowe Price Associates, Inc. (T. Rowe Price) provides investment advice to the Fund under a sub-advisory agreement. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the period ended June 30, 2016, the Fund had a net return of 1.99 percent*. The Fund's benchmark, the Standard & Poor's 500 Index, returned 3.84 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Advantus Bond Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.5%)
Government Obligations (46.0%)
Other Government Obligations (2.0%)
Provincial or Local Government Obligations (2.0%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$609,925
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,497,331
Port Authority of New York & New Jersey,
4.458%, 10/01/62	1,150,000	1,311,667
4.926%, 10/01/51	3,055,000	3,885,868
		7,304,791
U.S. Government Agencies and Obligations (44.0%)
Export-Import Bank of the United States (1.1%)
Helios Leasing I LLC, 2.018%, 05/29/24	679,028	690,758
Tagua Leasing LLC,
1.732%, 09/18/24	710,943	714,618
1.900%, 07/12/24	611,946	619,651
Ulani MSN 37894, 2.184%, 12/20/24	1,603,913	1,642,263
Union 13 Leasing LLC, 1.870%, 06/28/24	540,094	546,120
		4,213,410
Federal Home Loan Mortgage Corporation (FHLMC) (8.1%)
2.103%, 08/25/24 (b)	293,851	294,522
2.500%, 03/01/28	666,433	692,202
2.653%, 09/25/24 (b)	2,000,000	2,000,786
3.000%, 08/01/42	655,688	687,008
3.000%, 04/01/43	1,172,645	1,227,869
3.000%, 07/01/45	948,909	984,650
3.500%, 10/01/25	320,599	343,359
3.500%, 08/01/42	698,427	746,341
3.500%, 05/25/45	1,499,899	1,548,674
3.500%, 03/01/46	1,955,548	2,065,865
4.000%, 02/01/20	575,519	595,714
4.000%, 09/01/40	630,324	687,969
4.000%, 10/01/40	664,565	717,514
4.000%, 11/01/40	2,388,851	2,617,455
4.000%, 02/01/41	530,505	577,774
4.000%, 08/01/41	712,516	772,350
4.000%, 07/01/42	640,843	688,677
4.500%, 01/01/41	830,140	908,457
4.500%, 02/01/41	672,662	740,063
4.500%, 03/01/41	819,662	899,205
4.500%, 04/01/41	926,619	1,031,283
5.000%, 04/01/35	144,613	159,600
5.000%, 08/01/35	60,198	66,886
5.000%, 11/01/35	153,666	170,130
5.000%, 11/01/39	518,604	580,427
5.000%, 03/01/40	2,766,569	3,118,536
5.000%, 04/01/40	469,983	522,934
5.000%, 08/01/40	286,273	317,443
	Principal	Value(a)
5.500%, 12/01/17	$20,397	$20,771
5.500%, 06/01/20	60,823	63,915
5.500%, 10/01/20	124,231	132,364
5.500%, 11/01/23	141,946	158,028
5.500%, 05/01/34	968,960	1,115,134
5.500%, 10/01/34	395,944	451,098
5.500%, 07/01/35	450,637	508,432
5.500%, 10/01/35	465,876	531,245
5.500%, 12/01/38	331,865	375,758
6.000%, 11/01/33	367,476	424,055
6.500%, 09/01/32	72,266	85,927
6.500%, 06/01/36	379,355	453,871
7.000%, 12/01/37	123,439	136,480
		30,220,771
Federal National Mortgage Association (FNMA) (16.3%)
1.403%, 05/25/24 (b)	402,676	400,827
2.500%, 11/01/27	628,188	647,909
2.500%, 07/01/28	762,387	798,054
2.500%, 07/01/31 (c)	340,000	351,760
3.000%, 06/01/22	354,257	371,828
3.000%, 11/01/27	129,919	136,417
3.000%, 07/01/31 (c)	2,380,000	2,495,095
3.000%, 03/01/42	638,503	663,759
3.000%, 04/01/43	764,165	794,662
3.000%, 05/01/43	1,543,049	1,604,691
3.000%, 06/01/43	380,410	395,642
3.000%, 09/01/43	1,301,750	1,353,671
3.000%, 07/01/46 (c)	2,000,000	2,075,546
3.500%, 11/01/25	421,764	449,847
3.500%, 01/01/26	414,612	442,149
3.500%, 11/01/40	557,059	596,570
3.500%, 01/01/41	518,301	554,189
3.500%, 02/01/41	333,253	358,474
3.500%, 04/01/41	573,345	613,125
3.500%, 11/01/41	3,073,994	3,288,616
3.500%, 01/01/42	2,960,666	3,135,851
3.500%, 04/01/42	3,106,467	3,290,369
3.500%, 08/01/42	2,130,341	2,277,473
3.500%, 01/01/43	490,554	519,476
3.500%, 03/01/43	1,758,954	1,883,483
3.500%, 05/01/43	1,518,065	1,623,985
3.500%, 05/01/45	1,482,922	1,566,221
3.500%, 10/01/45	941,225	993,504
3.500%, 07/01/46 (c)	1,000,000	1,055,156
4.000%, 04/01/41	1,718,487	1,879,657
4.000%, 08/01/41	587,407	631,374
4.000%, 09/01/41	940,547	1,025,917
4.000%, 04/01/44	3,676,695	3,941,493
4.000%, 08/01/44	531,108	570,163
4.000%, 07/01/46 (c)	600,000	643,295
4.500%, 05/01/35	173,757	189,537
4.500%, 07/01/35	641,044	702,326
4.500%, 06/01/39	361,265	399,801
4.500%, 04/01/41	2,298,890	2,550,854
4.500%, 07/01/41	2,211,000	2,424,328
5.000%, 05/01/18	11,231	11,550
5.000%, 06/01/18	24,129	24,810
5.000%, 07/01/18	57,234	58,879
5.000%, 07/01/23	136,894	151,889
5.000%, 11/01/33	75,758	84,580

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
5.000%, 05/01/34	$22,746	$25,309
5.000%, 12/01/34	348,210	388,692
5.000%, 04/01/35	86,469	96,354
5.000%, 08/01/35	105,104	116,952
5.000%, 04/01/38	297,090	336,812
5.000%, 12/01/39	401,109	455,353
5.000%, 04/01/41	494,877	562,202
5.500%, 09/01/17	5,956	6,046
5.500%, 02/01/18	27,342	28,109
5.500%, 03/01/18	48,973	50,316
5.500%, 04/01/33	515,879	592,290
5.500%, 12/01/33	138,863	159,870
5.500%, 01/01/34	197,097	223,683
5.500%, 02/01/34	197,850	225,757
5.500%, 03/01/34	403,638	464,609
5.500%, 04/01/34	192,636	216,577
5.500%, 09/01/34	81,264	93,133
5.500%, 02/01/35	274,792	313,616
5.500%, 04/01/35	423,390	480,186
5.500%, 06/01/35	66,515	75,220
5.500%, 08/01/35	193,663	219,375
5.500%, 10/01/35	509,010	587,264
5.500%, 11/01/35	137,115	155,712
5.500%, 12/01/35	107,785	122,407
5.500%, 12/01/39	177,141	201,945
6.000%, 09/01/17	31,664	32,204
6.000%, 08/01/23	110,761	123,439
6.000%, 10/01/32	386,831	452,297
6.000%, 11/01/32	284,564	333,752
6.000%, 03/01/33	437,124	513,622
6.000%, 04/01/33	25,504	29,127
6.000%, 12/01/33	149,703	173,770
6.000%, 01/01/36	101,282	117,453
6.000%, 08/01/37	65,609	75,389
6.000%, 09/01/37	158,724	183,568
6.000%, 10/01/38	285,255	333,832
6.000%, 12/01/38	174,349	200,467
6.000%, 06/01/40	73,892	84,566
6.500%, 12/01/31	105,112	125,724
6.500%, 02/01/32	36,591	43,147
6.500%, 04/01/32	162,016	195,332
6.500%, 05/01/32	48,556	55,877
6.500%, 07/01/32	133,781	160,583
6.500%, 08/01/32	204,261	246,701
6.500%, 09/01/32	125,531	149,389
6.500%, 10/01/32	189,251	228,556
6.500%, 11/01/37	115,836	133,302
7.000%, 07/01/31	101,383	121,260
7.000%, 09/01/31	202,579	247,640
7.000%, 11/01/31	282,358	332,035
7.000%, 02/01/32	44,865	52,208
7.000%, 03/01/32	30,393	37,317
7.000%, 07/01/32	83,930	98,153
7.500%, 04/01/31	147,684	168,733
7.500%, 05/01/31	30,544	35,337
		61,311,371
Government National Mortgage Association (GNMA) (3.5%)
0.009%, 06/17/45 (b) (d)	502,807	—
3.000%, 03/15/45	1,432,480	1,497,733
3.000%, 03/20/45	1,376,164	1,440,734
3.000%, 04/15/45	1,881,294	1,966,992
	Principal	Value(a)
3.000%, 07/01/46 (c)	$1,000,000	$1,045,566
3.250%, 11/20/35	420,358	445,678
3.500%, 10/20/43	1,001,544	1,067,110
3.500%, 02/20/45	730,090	775,287
3.500%, 03/20/45	812,025	862,351
3.500%, 04/20/46	1,495,494	1,589,133
3.750%, 03/20/46	835,622	891,281
5.000%, 12/15/39	39,651	45,168
5.000%, 01/15/40	666,181	745,159
5.500%, 07/15/38	313,678	356,575
5.500%, 10/15/38	396,777	461,602
8.500%, 10/15/22	13,538	13,708
		13,204,077
U.S. Treasury (15.0%)
U.S. Treasury Bond
2.500%, 02/15/46	16,330,000	17,004,249
5.375%, 02/15/31 (e)	5,115,000	7,586,384
U.S. Treasury Note
0.875%, 10/15/18	10,000	10,053
0.875%, 05/15/19	370,000	371,778
1.000%, 06/30/21	14,165,000	14,235,273
1.250%, 06/30/23	8,865,000	8,910,708
1.625%, 05/15/26	8,270,000	8,371,117
		56,489,562
Total government obligations (cost: $163,738,275)		172,743,982
Asset-Backed Securities (4.9%)
Asset-Backed Securities (4.9%)
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	780,000	865,575
CarMax Auto Owner Trust, 2.160%, 08/16/21	1,300,000	1,306,851
Conseco Financial Corp., 6.400%, 10/15/18	14,739	14,739
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	1,755,000	1,826,590
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,544,659	1,465,956
Earnest Student Loan Program LLC, 3.020%, 05/25/34 (f)	1,875,000	1,877,247
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	449,578	451,914
Foursight Capital Automobile Receivables Trust, 3.710%, 01/18/22 (f)	1,200,000	1,186,078
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b)	3,095,000	2,921,998
Longtrain Leasing III LLC, 2015-1A Class A1, 2.980%, 01/15/45 (f) (g)	1,327,813	1,284,988
Origen Manufactured Housing Contract Trust, 5.860%, 06/15/36 (b)	297,146	313,071

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
TAL Advantage V LLC, 3.510%, 02/22/39 (f)	$425,500	$415,115
TCF Auto Receivables Owner Trust, 2.060%, 04/15/20 (f)	1,830,000	1,846,201
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	799,798	792,320
World Omni Automobile Lease Securitization Trust, 1.940%, 12/15/20	1,880,000	1,884,232
Total asset-backed securities (cost: $18,557,869)		18,452,875
Other Mortgage-Backed Securities (5.3%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.4%)
Credit-Based Asset Servicing and Securitization LLC, 5.340%, 10/25/36 (f) (j)	1,108,274	1,150,792
JPMorgan Mortgage Trust, 2.705%, 11/25/33 (b)	343,543	308,631
Mellon Residential Funding Corp., 6.750%, 06/25/28	7,602	7,658
		1,467,081
Commercial Mortgage-Backed Securities (4.9%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	604,703	611,889
American Tower Trust I, 1.551%, 03/15/43 (f)	1,420,000	1,423,007
Aventura Mall Trust 2013-AVM, 3.867%, 12/05/32 (b) (f)	1,000,000	1,063,273
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (f)	1,350,000	1,503,557
Citigroup Commercial Mortgage Trust, 3.008%, 01/12/30 (b) (f)	725,000	722,691
Hometown Commercial Mortgage,
5.506%, 11/11/38 (f) (g)	353,835	327,411
6.057%, 06/11/39 (f) (g)	389,424	296,075
JPMorgan Chase Commercial Mortgage Securities Corp.,
2.157%, 12/05/27 (b) (d) (f) (g)	10,405,795	614,500
5.633%, 12/05/27 (f)	2,165,000	2,404,506
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	297,563	297,448
Morgan Stanley Capital I Trust,
3.201%, 08/05/34 (f)	860,000	901,526
3.451%, 08/05/34 (f)	550,000	572,976
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (f) (g)	1,540,000	1,456,738
	Principal	Value(a)
Timberstar Trust, 6.208%, 10/15/36 (f)	$2,515,000	$2,518,951
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,578,499
Wells Fargo Commercial Mortgage Trust, 3.148%, 05/15/48	1,560,000	1,643,822
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	345,000	374,234
		18,311,103
Total other mortgage-backed securities (cost: $19,542,949)		19,778,184
Corporate Obligations (42.3%)
Communications (2.4%)
Telecommunication (1.7%)
AT&T, Inc.
4.125%, 02/17/26	2,700,000	2,900,432
5.550%, 08/15/41	900,000	1,008,330
Crown Castle Towers LLC,
3.222%, 05/15/42 (f)	1,950,000	2,026,781
6.113%, 01/15/40 (f)	440,000	489,438
		6,424,981
Telephone Services (0.7%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,446,676
Consumer Cyclical (1.3%)
Auto/Truck Parts & Equipment-Original (1.3%)
General Motors Financial Co., Inc.
2.400%, 05/09/19	1,675,000	1,679,667
4.375%, 09/25/21	590,000	622,597
5.250%, 03/01/26	2,500,000	2,717,712
		5,019,976
Consumer, Non-cyclical (1.0%)
Drugstore Chains (1.0%)
CVS Pass-Through Trust,
5.880%, 01/10/28	447,910	504,861
6.036%, 12/10/28	2,358,550	2,676,410
6.943%, 01/10/30	381,995	459,233
		3,640,504
Energy (5.1%)
Oil, Gas & Consumable Fuels (0.3%)
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,160,537
Pipelines (4.8%)
Boardwalk Pipelines L.P.,
3.375%, 02/01/23	1,040,000	953,495
5.200%, 06/01/18	400,000	407,467
5.750%, 09/15/19	2,629,000	2,752,944
5.950%, 06/01/26	900,000	945,375
Buckeye Partners L.P., 5.600%, 10/15/44	3,000,000	2,847,186
Enterprise Products Operating LLC, 7.034%, 01/15/68 (b)	1,835,000	1,934,079

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
NuStar Logistics L.P., 8.150%, 04/15/18	$2,986,000	$3,165,160
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,278,546
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	2,500,000	2,833,603
		18,117,855
Financial (13.0%)
Banks (6.7%)
Bank of America Corp.,
4.000%, 01/22/25	1,650,000	1,681,863
5.875%, 01/05/21	765,000	877,585
3.950%, 04/21/25	780,000	794,309
Capital One Financial Corp., 5.550%, 06/01/20 (b)	2,915,000	2,878,562
Citigroup, Inc., 4.400%, 06/10/25	1,500,000	1,568,414
Citizens Bank NA, 2.300%, 12/03/18	1,250,000	1,266,358
Compass Bank, 3.875%, 04/10/25	2,500,000	2,399,065
Deutsche Bank AG, 3.375%, 05/12/21 (h)	2,750,000	2,759,465
Discover Bank, 3.100%, 06/04/20	2,250,000	2,298,598
Discover Bank, 8.700%, 11/18/19	322,000	379,159
Huntington Bancshares, Inc., 3.150%, 03/14/21	3,000,000	3,107,754
JPMorgan Chase & Co., 5.000%, 07/01/19 (b)	1,700,000	1,625,625
Morgan Stanley,
5.450%, 07/15/19 (b)	1,870,000	1,795,200
5.500%, 07/28/21	740,000	844,988
SunTrust Bank, 3.300%, 05/15/26	1,050,000	1,058,546
		25,335,491
Diversified Financial Services (1.0%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,111,642
Nasdaq, Inc., 3.850%, 06/30/26	1,615,000	1,640,869
		3,752,511
Insurance (3.2%)
Aon PLC, 3.875%, 12/15/25 (h)	1,525,000	1,608,474
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (f)	1,805,000	2,186,088
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f)	1,825,000	1,829,728
TIAA Asset Management Finance Co. LLC,
2.950%, 11/01/19 (f)	1,345,000	1,377,896
4.125%, 11/01/24 (f)	1,150,000	1,208,069
	Principal	Value(a)
Trinity Acquisition PLC, 3.500%, 09/15/21 (h)	$1,400,000	$1,451,226
Unum Group, 5.750%, 08/15/42	1,975,000	2,180,657
		11,842,138
Real Estate Investment Trust — Health Care (0.8%)
Ventas Realty L.P./ Ventas Capital Corp., 2.700%, 04/01/20	2,800,000	2,857,593
Real Estate Investment Trust — Single Tenant (1.1%)
Select Income REIT, 2.850%, 02/01/18	4,080,000	4,111,959
Real Estate Investment Trust — Hotels (0.2%)
Hospitality Properties Trust, 4.650%, 03/15/24	920,000	936,807
Health Care (4.2%)
Health Care Providers & Services (2.2%)
Aetna, Inc.,
2.800%, 06/15/23	425,000	434,139
4.375%, 06/15/46	1,425,000	1,479,860
Express Scripts Holding Co.,
3.000%, 07/15/23	1,700,000	1,701,904
4.800%, 07/15/46	1,475,000	1,473,032
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,618,083
Sinai Health System, 3.034%, 01/20/36	1,545,000	1,617,519
		8,324,537
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,987,339
Pharmaceuticals (1.2%)
AbbVie, Inc., 2.850%, 05/14/23	1,500,000	1,520,385
Mylan NV,
3.150%, 06/15/21 (f) (g) (h)	2,050,000	2,079,414
5.250%, 06/15/46 (f) (g) (h)	950,000	989,607
		4,589,406
Industrials (1.8%)
Aerospace & Defense (0.6%)
Newell Brands, Inc., 5.000%, 11/15/23 (f)	2,000,000	2,100,048
Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,523,241
Machinery (0.5%)
Pentair Finance S.A., 3.625%, 09/15/20 (h)	1,925,000	1,973,373
Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 5.750%, 12/15/53 (b)	1,000,000	1,047,500

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Information Technology (0.3%)
Electronic Equipment, Instruments & Components (0.3%)
FLIR Systems, Inc., 3.125%, 06/15/21	$1,075,000	$1,103,771
Technology (1.8%)
Computers (0.8%)
Diamond 1 Finance Corp./ Diamond 2 Finance Corp.,
5.450%, 06/15/23 (f)	1,790,000	1,857,255
8.350%, 07/15/46 (f)	980,000	1,053,607
		2,910,862
Semiconductor Equipment (0.5%)
Lam Research Corp., 3.450%, 06/15/23	2,075,000	2,143,021
Software (0.2%)
Fidelity National Information Services, Inc., 2.850%, 10/15/18	700,000	718,401
Software & Services (0.3%)
HP Enterprise Co., 2.850%, 10/05/18 (f)	1,175,000	1,203,271
Transportation (5.9%)
Airlines (4.8%)
Air Canada 2015-1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (h)	2,000,000	1,925,000
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	672,633	753,349
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 01/15/21 (f)	1,562,355	1,609,226
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f) (g)	1,461,195	1,505,031
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	953,675	934,601
British Airways PLC, 5.625%, 12/20/21 (f) (h)	613,255	638,552
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	1,384,752	1,582,079
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	600,416	636,441
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,498,277	1,618,139
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	677,985	691,545
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	634,499	640,051
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,615,103	2,621,641
	Principal	Value(a)
United Airlines, Inc., 10.400%, 05/01/18	$354,797	$364,554
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,229,128	1,379,696
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	222,954	237,470
Virgin Australia 2013-1B Trust, 6.000%, 04/23/22 (f) (h)	747,535	760,617
		17,897,992
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,258,125
Utilities (5.5%)
Electric Companies (1.0%)
Dominion Gas Holdings LLC, 2.500%, 12/15/19	1,470,000	1,503,555
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,140,656
		3,644,211
Electric Utilities (3.7%)
Cleco Corporate Holdings LLC,
3.743%, 05/01/26 (f)	1,125,000	1,156,188
4.973%, 05/01/46 (f)	2,000,000	2,100,534
Dominion Resources, Inc.,
2.962%, 07/01/19 (j)	750,000	763,526
5.750%, 10/01/54 (b)	1,800,000	1,791,000
El Paso Electric Co., 5.000%, 12/01/44	1,165,000	1,336,177
Entergy Corp., 4.000%, 07/15/22	1,200,000	1,287,702
Exelon Corp., 5.100%, 06/15/45	1,275,000	1,465,160
Exelon Generation Co. LLC, 2.950%, 01/15/20	2,475,000	2,545,941
IPALCO Enterprises, Inc., 3.450%, 07/15/20	1,400,000	1,421,000
		13,867,228
Gas Utilities (0.8%)
AGL Capital Corp., 3.875%, 11/15/25	1,650,000	1,772,314
Brooklyn Union Gas Co., 4.504%, 03/10/46 (f)	1,300,000	1,471,100
		3,243,414
Total corporate obligations (cost: $154,618,245)		159,182,768
Total long-term debt securities (cost: $356,457,338)		370,157,809

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (4.7%)
Investment Companies (4.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.250%(k)	17,832,089	$17,832,089
Total short-term securities (cost: $17,832,089)		17,832,089
Total investments in securities (cost: $374,289,427) (l)		387,989,898
Liabilities in excess of cash and other assets (-3.2%)		(12,191,150)
Total net assets (100.0%)		$375,798,748

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2016 the total cost of investments issued on a when-issued or forward commitment basis was $7,618,051.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2016, securities with an aggregate market value of $444,949 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	September 2016	49	Long	$108,191
2 Year U.S. Treasury Note	September 2016	3	Long	4,632
10 Year U.S. Treasury Note	September 2016	145	Short	(511,342)
U.S. Long Bond	September 2016	10	Short	(96,750)
		207		$(495,269)

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)  Illiquid security. (See Note 3.)

(h)  Foreign security: The Fund held 3.9% of net assets in foreign securities at June 30, 2016.

(i)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)  Step rate security.

(k)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2016.

(l)  At June 30, 2016 the cost of securities for federal income tax purposes was $375,353,796. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$14,778,285
Gross unrealized depreciation	(2,142,183)
Net unrealized appreciation	$12,636,102

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
(formerly SFT Advantus Managed Volatility Fund)
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (40.1%)
Government Obligations (1.6%)
U.S. Government Agencies and Obligations (1.6%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.6%)
3.000%, 09/01/43	$201,684	$209,574
3.500%, 10/01/44	381,669	402,524
3.500%, 11/01/44	384,892	405,922
3.500%, 12/01/44	400,929	422,836
		1,440,856
Federal National Mortgage Association (FNMA) (0.6%)
3.000%, 04/01/43	305,236	317,455
3.000%, 05/01/43	143,673	149,425
3.000%, 06/01/43	384,161	399,521
3.500%, 08/01/42	171,802	183,667
3.500%, 02/01/43	184,447	197,926
		1,247,994
U.S. Treasury (0.4%)
U.S. Treasury Note,
0.625%, 04/30/18 (b)	1,000,000	1,000,664
Total government obligations (cost: $3,569,988)		3,689,514
Asset-Backed Security (0.4%)
Longtrain Leasing III LLC 2015-1A Class A2,
4.060%, 01/15/45 (c) (d)	1,000,000	940,821
Total asset-backed securities (cost: $999,570)		940,821
Other Mortgage-Backed Securities (0.4%)
Commercial Mortgage-Backed Securities (0.4%)
CSMC Mortgage Trust,
4.276%, 11/15/37 (d) (e)	1,000,000	1,030,384
Total other mortgage-backed securities (cost: $1,008,907)		1,030,384
Corporate Obligations (37.7%)
Basic Materials (0.1%)
Mining (0.1%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (f)	250,000	259,538
Communications (2.0%)
Cable/Satellite TV (0.4%)
Comcast Corp.,
4.200%, 08/15/34	500,000	550,529
4.650%, 07/15/42	250,000	286,879
		837,408
Media (1.0%)
CBS Corp.,
3.500%, 01/15/25	750,000	771,140
4.000%, 01/15/26	250,000	266,842
Time Warner, Inc.,
4.850%, 07/15/45	1,000,000	1,087,269
	Principal	Value(a)
Viacom, Inc., 5.625%, 09/15/19	$250,000	$275,581
		2,400,832
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.663%, 05/15/25 (d)	1,000,000	1,034,070
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (f)	250,000	277,756
Consumer Cyclical (1.4%)
Home Furnishings (0.5%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,042,871
Retail (0.9%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,036,648
Target Corp., 3.500%, 07/01/24	750,000	831,046
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	256,816
		2,124,510
Consumer Staples (0.6%)
Beverages (0.2%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	538,537
Consumer Products — Miscellaneous (0.4%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	800,284
Consumer, Non-cyclical (0.6%)
Commercial Service — Finance (0.1%)
Moody's Corp., 4.875%, 02/15/24	250,000	283,548
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	194,895	234,302
Food (0.1%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	260,115
Pharmaceuticals (0.3%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	546,540
Energy (5.4%)
Oil, Gas & Consumable Fuels (2.7%)
Apache Corp., 3.250%, 04/15/22	181,000	185,417
Chevron Corp., 3.191%, 06/24/23	250,000	265,607
Ensco PLC, 4.500%, 10/01/24 (f)	750,000	502,500

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
(formerly SFT Advantus Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
EOG Resources, Inc., 2.625%, 03/15/23	$250,000	$249,032
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	736,497
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,015,911
Phillips 66, 4.650%, 11/15/34	1,000,000	1,065,995
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	406,250
Total Capital International SA, 3.750%, 04/10/24 (f)	750,000	825,513
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,001,394
		6,254,116
Pipelines (2.7%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,074,920
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	265,128
Energy Transfer Partners L.P., 4.900%, 03/15/35	1,000,000	883,469
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	275,861
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	992,067
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	733,050
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	242,268
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	254,794
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,010,132
Williams Partners L.P., 4.300%, 03/04/24	500,000	470,374
		6,202,063
Financial (11.1%)
Banks (3.9%)
Associated Banc-Corp, 4.250%, 01/15/25	750,000	774,250
Bank of America Corp., 3.950%, 04/21/25	1,000,000	1,018,345
5.700%, 01/24/22	250,000	289,455
Bank of Montreal, 2.375%, 01/25/19 (f)	250,000	256,649
Capital One Financial Corp., 4.750%, 07/15/21	250,000	278,284
Citigroup, Inc., 3.300%, 04/27/25	750,000	768,228
	Principal	Value(a)
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (f)	$600,000	$592,381
Discover Bank, 3.100%, 06/04/20	1,000,000	1,021,599
4.250%, 03/13/26	500,000	522,971
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	271,600
JPMorgan Chase & Co., 3.125%, 01/23/25	1,000,000	1,022,330
4.500%, 01/24/22	250,000	278,211
KeyBank NA, 3.180%, 05/22/22	1,000,000	1,025,297
PNC Bank NA, 3.800%, 07/25/23	250,000	269,555
SunTrust Bank, 2.750%, 05/01/23	250,000	251,570
Wells Fargo & Co., 5.125%, 09/15/16	250,000	251,965
		8,892,690
Diversified Financial Services (1.2%)
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,044,592
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,007,433
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	729,341
		2,781,366
Insurance (2.6%)
Assured Guaranty US Holdings, 5.000%, 07/01/24	500,000	543,100
First American Financial Corp., 4.600%, 11/15/24	750,000	785,363
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	796,678
Manulife Financial Corp., 4.150%, 03/04/26 (f)	750,000	804,455
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	271,941
Old Republic International Corp., 4.875%, 10/01/24	750,000	801,095
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	829,262
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,032,373
		5,864,267
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	967,013

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
(formerly SFT Advantus Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
Real Estate Investment Trust — Health Care (0.4%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	$1,000,000	$1,006,118
Real Estate Investment Trust — Office Property (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	519,723
Real Estate Investment Trust — Residential (0.4%)
UDR, Inc., 4.000%, 10/01/25	750,000	812,913
Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	263,240
Real Estate Investment Trust — Single Tenant (0.7%)
Realty Income Corp., 5.950%, 09/15/16	250,000	252,276
Select Income REIT, 4.500%, 02/01/25	750,000	737,159
Tanger Properties L.P., 3.875%, 12/01/23	500,000	522,037
		1,511,472
Real Estate Investment Trust — Storage (0.2%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	542,457
Specialized REITs (1.0%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	1,005,202
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,032,120
HCP, Inc., 4.250%, 11/15/23	250,000	259,454
		2,296,776
Health Care (4.4%)
Biotechnology (0.6%)
Amgen, Inc., 5.700%, 02/01/19	250,000	276,990
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,066,664
		1,343,654
Health Care Equipment & Supplies (0.9%)
St Jude Medical, Inc., 3.875%, 09/15/25	750,000	798,880
4.750%, 04/15/43	250,000	266,957
Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	1,000,000	1,030,702
		2,096,539
	Principal	Value(a)
Health Care Providers & Services (0.7%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	$250,000	$267,704
UnitedHealth Group, Inc., 2.750%, 02/15/23	250,000	256,983
3.750%, 07/15/25 (b)	1,000,000	1,097,117
		1,621,804
Pharmaceuticals (2.2%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,047,830
Actavis Funding SCS, 3.800%, 03/15/25 (f)	670,000	698,025
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	551,998
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,087,935
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,213,201
Mylan, Inc., 4.200%, 11/29/23	500,000	528,074
		5,127,063
Industrials (4.6%)
Aerospace & Defense (0.7%)
Harris Corp., 3.832%, 04/27/25	1,000,000	1,060,276
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	546,810
		1,607,086
Electrical Equipment (0.8%)
Flextronics International, Ltd., 4.750%, 06/15/25 (f)	1,000,000	1,010,000
Trimble Navigation, Ltd., 4.750%, 12/01/24	750,000	781,843
		1,791,843
Environmental Control (0.5%)
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,047,880
Machinery (1.0%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	750,000	829,310
CNH Industrial Capital LLC, 3.875%, 07/16/18	750,000	753,750
Joy Global, Inc., 5.125%, 10/15/21	750,000	701,250
		2,284,310
Miscellaneous Manufacturing (0.6%)
Textron, Inc., 3.875%, 03/01/25	750,000	792,424
4.300%, 03/01/24	500,000	537,317
		1,329,741
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43 (c) (d)	250,000	253,679

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
(formerly SFT Advantus Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	$800,000	$817,394
Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	386,724
Trucking & Leasing (0.4%)
GATX Corp., 3.250%, 03/30/25	1,000,000	974,883
Information Technology (2.3%)
Communications Equipment (0.4%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	529,599
Motorola Solutions, Inc., 4.000%, 09/01/24	500,000	489,037
		1,018,636
Computers (0.5%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,089,484
Internet Software & Services (0.3%)
eBay, Inc., 3.450%, 08/01/24	750,000	766,622
IT Services (0.6%)
The Western Union Co., 3.350%, 05/22/19	500,000	512,289
Total System Services, Inc., 4.800%, 04/01/26	750,000	813,288
		1,325,577
Software (0.5%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,068,966
Materials (1.3%)
Chemicals (1.3%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (f)	1,000,000	1,013,326
The Dow Chemical Co., 3.500%, 10/01/24	750,000	796,099
The Mosaic Co., 5.450%, 11/15/33	200,000	221,187
The Valspar Corp., 3.950%, 01/15/26	1,000,000	1,053,036
		3,083,648
Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc., 4.350%, 06/15/45	250,000	242,242
4.500%, 05/15/35	1,000,000	1,022,993
4.600%, 02/15/21	750,000	820,714
		2,085,949
	Principal	Value(a)
Transportation (1.5%)
Airlines (1.0%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/27	$1,000,000	$1,025,000
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 06/20/24 (d) (f)	913,156	963,836
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 08/15/25	231,768	250,020
		2,238,856
Transport — Rail (0.5%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	547,805
Union Pacific Corp., 3.750%, 03/15/24	500,000	556,150
		1,103,955
Utilities (1.5%)
Electric Utilities (0.6%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	264,116
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	843,769
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	260,876
		1,368,761
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	273,184
Multi-Utilities (0.6%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23	250,000	261,396
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,037,160
		1,298,556
Water Utilities (0.2%)
Aquarion Co., 4.000%, 08/15/24 (c) (d)	500,000	530,411
Total corporate obligations (cost: $83,744,047)		86,489,730
Total long-term debt securities (cost: $89,322,512)		92,150,449

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
(formerly SFT Advantus Managed Volatility Fund)
Investments in Securities – continued

	Shares	Value(a)
Mutual Funds (55.3%)
Investment Companies (55.3%)
SFT Advantus Index 500 Fund (g)	14,224,618	$115,502,916
SPDR S&P 500 ETF Trust (b)	36,170	7,578,700
Vanguard S&P 500 ETF	20,175	3,878,039
Total mutual funds (cost: $118,483,545)		126,959,655
Short-Term Securities (19.4%)
Investment Companies (19.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.250%	44,429,934	44,429,934
Total short-term securities (cost: $44,429,934)		44,429,934
Total investments in securities (cost: $252,235,991) (h)		263,540,038
Liabilities in excess of cash and other assets (-14.8%)		(34,064,246)
Total net assets (100.0%)		$229,475,792

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2016, securities with an aggregate market value of $9,068,817 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	September 2016	100	Short	$(360,462)
S&P 500® Index Future	September 2016	41	Short	(22,690)
		141		$(383,152)

(c)  Illiquid security. (See Note 3.)

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)  Variable rate security.

(f)  Foreign security: The Fund held 3.1% of net assets in foreign securities at June 30, 2016.

(g)  Affiliated security.

(h)  At June 30, 2016 the cost of securities for federal income tax purposes was $252,261,599. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$12,106,458
Gross unrealized depreciation	(828,019)
Net unrealized appreciation	$11,278,439

See accompanying notes to financial statements.

SFT Advantus Government Money Market Fund
(formerly SFT Advantus Money Market Fund)
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
U.S. Government Obligations (86.7%)
Discount Notes (76.4%)
Federal Home Loan Bank 0.274%, 07/21/16 (b)	$1,912,000	$1,911,713
0.274%, 07/25/16 (b)	250,000	249,955
0.309%, 08/05/16 (b)	8,300,000	8,297,539
0.345%, 07/08/16 (b)	900,000	899,940
0.345%, 07/20/16 (b)	4,655,000	4,654,165
0.355%, 08/19/16 (b)	200,000	199,905
0.355%, 07/15/16 (b)	4,000,000	3,999,456
0.357%, 08/01/16 (b)	1,600,000	1,599,515
0.376%, 08/17/16 (b)	3,000,000	2,998,551
0.396%, 09/07/16 (b)	1,607,000	1,605,816
0.401%, 09/09/16 (b)	7,700,000	7,694,086
0.416%, 10/17/16 (b)	1,000,000	998,770
0.508%, 11/25/16 (b)	1,550,000	1,546,835
0.529%, 07/22/16 (b)	5,000,000	4,999,110
Federal Home Loan Mortgage Corporation 0.284%, 09/07/16 (b)	4,700,000	4,697,514
0.315%, 09/12/16 (b)	5,000,000	4,996,857
0.493%, 09/23/16 (b)	3,000,000	2,996,605
Federal National Mortgage Association 0.238%, 07/06/16 (b)	2,700,000	2,699,912
0.355%, 09/12/16 (b)	5,000,000	4,996,451
		62,042,695
U.S. Treasury (10.3%)
U.S. Treasury Bill 0.254%, 09/15/16 (b)	3,900,000	3,897,941
0.264%, 09/01/16 (b)	2,300,000	2,298,970
0.366%, 12/01/16 (b)	2,200,000	2,196,634
		8,393,545
Total U.S. government obligations (cost: $70,436,240)		70,436,240
	Shares	Value(a)
Investment Companies (13.2%)
BlackRock Liquidity Funds T-Fund Portfolio, current rate 0.229%	4,000,000	$4,000,000
Federated Government Obligations Fund, current rate 0.250%	3,675,000	3,675,000
JPMorgan U.S. Government Money Market Fund, current rate 0.250%	2,700,000	2,700,000
Wells Fargo & Co., current rate 0.199%	359,105	359,105
Total investment companies (cost: $10,734,105)		10,734,105
Total investments in securities (cost: $81,170,345) (c)		81,170,345
Cash and other assets in excess of liabilities (0.1%)		69,742
Total net assets (100.0%)		$81,240,087

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Also represents the cost of securities for federal income tax purposes at June 30, 2016.

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (92.7%)
Consumer Discretionary (11.0%)
Auto Components (0.4%)
Dana Holding Corp.	17,910	$189,130
Gentex Corp.	34,981	540,456
		729,586
Automobiles (0.2%)
Thor Industries, Inc.	5,530	358,012
Distributors (0.3%)
Pool Corp.	5,095	479,083
Diversified Consumer Services (0.6%)
DeVry Education Group, Inc.	6,839	122,008
Graham Holdings Co. – Class B	518	253,582
Service Corp. International/US	23,462	634,412
Sotheby's	6,311	172,921
		1,182,923
Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.	6,747	307,191
Buffalo Wild Wings, Inc. (b)	2,280	316,806
Churchill Downs, Inc.	1,456	183,980
Cracker Barrel Old Country Store, Inc.	2,899	497,091
Domino's Pizza, Inc.	6,073	797,871
Dunkin' Brands Group, Inc.	11,098	484,095
International Speedway Corp. – Class A	3,212	107,441
Jack in the Box, Inc.	3,941	338,611
Panera Bread Co. – Class A (b)	2,761	585,166
Texas Roadhouse, Inc.	7,664	349,478
The Cheesecake Factory, Inc.	5,404	260,149
The Wendy's Co.	25,824	248,427
		4,476,306
Household Durables (1.6%)
CalAtlantic Group, Inc.	9,031	331,528
Helen of Troy, Ltd. (b)	3,361	345,645
KB Home	10,119	153,910
NVR, Inc. (b)	397	706,795
Tempur Sealy International, Inc. (b)	7,378	408,151
Toll Brothers, Inc. (b)	18,478	497,243
TRI Pointe Group, Inc. (b)	17,663	208,777
Tupperware Brands Corp.	6,116	344,208
		2,996,257
Internet & Catalog Retail (0.1%)
HSN, Inc.	3,862	188,968
Leisure Equipment & Products (0.8%)
Brunswick Corp.	10,976	497,433
Polaris Industries, Inc.	7,279	595,131
Vista Outdoor, Inc. (b)	7,355	351,054
		1,443,618
	Shares	Value(a)
Media (1.5%)
AMC Networks, Inc. – Class A (b)	7,410	$447,712
Cable One, Inc.	528	270,024
Cinemark Holdings, Inc.	12,803	466,797
DreamWorks Animation SKG, Inc. – Class A (b)	8,687	355,038
John Wiley & Sons, Inc. – Class A	5,843	304,888
Live Nation Entertainment, Inc. (b)	17,695	415,833
Meredith Corp.	4,556	236,502
The New York Times Co. – Class A	14,931	180,665
Time, Inc.	12,325	202,870
		2,880,329
Multiline Retail (0.3%)
Big Lots, Inc.	5,374	269,291
JC Penney Co., Inc. (b)	37,234	330,638
		599,929
Specialty Retail (2.1%)
Aaron's, Inc.	7,841	171,639
Abercrombie & Fitch Co. – Class A	8,186	145,793
American Eagle Outfitters, Inc.	20,155	321,069
Ascena Retail Group, Inc. (b)	20,689	144,616
Cabela's, Inc. (b)	5,870	293,852
Chico's FAS, Inc.	16,060	172,003
CST Brands, Inc.	9,166	394,871
Dick's Sporting Goods, Inc.	10,799	486,603
GameStop Corp. – Class A	12,589	334,616
Guess?, Inc.	7,760	116,788
Kate Spade & Co. (b)	15,499	319,434
Murphy USA, Inc. (b)	4,485	332,608
Office Depot, Inc. (b)	59,962	198,474
Restoration Hardware Holdings, Inc. (b)	4,573	131,154
Williams-Sonoma, Inc.	9,955	518,954
		4,082,474
Textiles, Apparel & Luxury Goods (0.8%)
Carter's, Inc.	6,149	654,684
Deckers Outdoor Corp. (b)	3,878	223,063
Fossil Group, Inc. (b)	5,011	142,964
Skechers U.S.A., Inc. – Class A (b)	16,096	478,373
		1,499,084
Consumer Staples (4.3%)
Beverages (0.1%)
The Boston Beer Co., Inc. – Class A (b)	1,130	193,264
Food & Staples Retailing (0.8%)
Casey's General Stores, Inc.	4,729	621,911
Sprouts Farmers Market, Inc. (b)	17,161	392,987
SUPERVALU, Inc. (b)	32,171	151,847
United Natural Foods, Inc. (b)	6,095	285,246
		1,451,991

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Food Products (2.8%)
Dean Foods Co.	11,113	$201,034
Flowers Foods, Inc.	22,044	413,325
Ingredion, Inc.	8,718	1,128,196
Lancaster Colony Corp.	2,357	300,777
Post Holdings, Inc. (b)	7,788	643,990
Snyder's-Lance, Inc.	9,633	326,462
The Hain Celestial Group, Inc. (b)	12,528	623,268
Tootsie Roll Industries, Inc.	2,174	83,764
TreeHouse Foods, Inc. (b)	6,834	701,510
WhiteWave Foods Co. – Class A (b)	21,426	1,005,737
		5,428,063
Household Products (0.2%)
Energizer Holdings, Inc.	7,488	385,557
Personal Products (0.4%)
Avon Products, Inc.	52,824	199,675
Edgewell Personal Care Co. (b)	7,189	606,823
		806,498
Energy (3.1%)
Energy Equipment & Services (1.4%)
Dril-Quip, Inc. (b)	4,597	268,603
Ensco PLC – Class A (c)	36,492	354,337
Nabors Industries, Ltd.	34,142	343,127
Noble Corp. PLC (c)	29,456	242,718
Oceaneering International, Inc.	11,876	354,617
Oil States International, Inc. (b)	6,220	204,514
Patterson-UTI Energy, Inc.	17,848	380,519
Rowan Cos., PLC – Class A	15,195	268,344
Superior Energy Services, Inc.	18,337	337,584
		2,754,363
Oil, Gas & Consumable Fuels (1.7%)
Consol Energy, Inc.	27,778	446,948
Denbury Resources, Inc.	42,461	152,435
Gulfport Energy Corp. (b)	15,180	474,527
HollyFrontier Corp.	21,291	506,087
QEP Resources, Inc.	28,672	505,488
SM Energy Co.	8,245	222,615
Western Refining, Inc.	9,718	200,482
World Fuel Services Corp.	8,578	407,369
WPX Energy, Inc. (b)	33,574	312,574
		3,228,525
Financial (25.1%)
Capital Markets (1.6%)
Eaton Vance Corp.	13,737	485,466
Federated Investors, Inc. – Class B	11,459	329,790
Janus Capital Group, Inc.	17,665	245,897
Raymond James Financial, Inc.	15,255	752,071
SEI Investments Co.	16,480	792,853
Stifel Financial Corp. (b)	8,050	253,172
Waddell & Reed Financial, Inc. – Class A	9,869	169,944
WisdomTree Investments, Inc.	13,716	134,280
		3,163,473
	Shares	Value(a)
Commercial Banks (5.0%)
Associated Banc-Corp.	18,183	$311,839
BancorpSouth, Inc.	10,293	233,548
Bank of Hawaii Corp.	5,212	358,586
Bank of the Ozarks, Inc.	9,889	371,035
Cathay General Bancorp	8,880	250,416
Commerce Bancshares, Inc.	10,057	481,711
Cullen/Frost Bankers, Inc.	6,606	421,000
East West Bancorp, Inc.	17,452	596,509
First Horizon National Corp.	28,164	388,100
FirstMerit Corp.	20,164	408,724
FNB Corp.	25,265	316,823
Fulton Financial Corp.	21,008	283,608
Hancock Holding Co.	9,387	245,095
International Bancshares Corp.	6,708	175,012
PacWest Bancorp	13,862	551,430
PrivateBancorp, Inc.	9,615	423,349
Prosperity Bancshares, Inc.	7,920	403,841
Signature Bank (b)	6,501	812,105
SVB Financial Group (b)	6,274	597,034
Synovus Financial Corp.	15,199	440,619
TCF Financial Corp.	20,716	262,057
Trustmark Corp.	8,189	203,497
Umpqua Holdings Corp.	26,700	413,049
Valley National Bancorp	27,111	247,252
Webster Financial Corp.	11,101	376,879
		9,573,118
Consumer Finance (0.2%)
SLM Corp. (b)	51,827	320,291
Diversified Financial Services (1.5%)
CBOE Holdings, Inc.	9,858	656,740
Factset Research Systems, Inc.	4,951	799,190
MarketAxess Holdings, Inc.	4,549	661,425
MSCI, Inc.	10,518	811,148
		2,928,503
Diversified REITs (0.4%)
Liberty Property Trust	17,758	705,348
Health Care REITs (0.4%)
Care Capital Properties, Inc.	10,166	266,451
Medical Properties Trust, Inc.	28,809	438,185
		704,636
Hotels & Resort REITs (0.2%)
LaSalle Hotel Properties	13,692	322,857
Industrial REITs (1.1%)
DCT Industrial Trust, Inc.	10,724	515,181
Duke Realty Corp.	41,897	1,116,974
First Industrial Realty Trust, Inc.	14,151	393,681
		2,025,836
Insurance (4.6%)
Alleghany Corp. (b)	1,869	1,027,165
American Financial Group, Inc.	8,611	636,611
Aspen Insurance Holdings, Ltd. (c)	7,353	341,032
Brown & Brown, Inc.	14,075	527,390
CNO Financial Group, Inc.	21,690	378,707
Endurance Specialty Holdings, Ltd. (c)	7,506	504,103

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Everest Re Group, Ltd. (c)	5,127	$936,549
First American Financial Corp.	13,270	533,719
Genworth Financial, Inc. – Class A (b)	60,370	155,755
Kemper Corp.	5,821	180,335
Mercury General Corp.	4,416	234,755
Old Republic International Corp.	29,529	569,615
Primerica, Inc.	5,697	326,096
Reinsurance Group of America, Inc.	7,759	752,546
RenaissanceRe Holdings, Ltd. (c)	5,219	612,919
The Hanover Insurance Group, Inc.	5,202	440,193
WR Berkley Corp.	11,878	711,730
		8,869,220
Office REITs (1.8%)
Alexandria Real Estate Equities, Inc.	8,947	926,193
Corporate Office Properties Trust SBI	11,463	338,961
Douglas Emmett, Inc.	17,005	604,018
Highwoods Properties, Inc.	11,797	622,882
Kilroy Realty Corp.	11,164	740,061
Mack-Cali Realty Corp.	10,856	293,112
		3,525,227
Real Estate Investment Trust — Health Care (0.3%)
Healthcare Realty Trust, Inc.	14,141	494,793
Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	5,576	201,516
Jones Lang LaSalle, Inc.	5,464	532,467
		733,983
Residential REITs (1.8%)
American Campus Communities, Inc.	15,797	835,187
Camden Property Trust	10,536	931,593
Education Realty Trust, Inc.	8,001	369,166
Mid-America Apartment Communities, Inc.	9,145	973,028
Post Properties, Inc.	6,477	395,421
		3,504,395
Retail REITs (2.3%)
Equity One, Inc.	11,013	354,398
National Retail Properties, Inc.	17,443	902,152
Regency Centers Corp.	11,821	989,772
Tanger Factory Outlet Centers, Inc.	11,510	462,472
Taubman Centers, Inc.	7,308	542,254
Urban Edge Properties	11,193	334,223
Weingarten Realty Investors	13,981	570,705
WP GLIMCHER, Inc.	22,443	251,137
		4,407,113
Specialized REITs (2.7%)
Communications Sales & Leasing, Inc.	16,527	477,630
Corrections Corp. of America	14,227	498,230
EPR Properties	7,702	621,397
Hospitality Properties Trust	18,354	528,595
	Shares	Value(a)
Lamar Advertising Co. – Class A	9,983	$661,873
Omega Healthcare Investors, Inc.	20,054	680,833
Potlatch Corp.	4,927	168,011
Rayonier, Inc.	14,840	389,402
Senior Housing Properties Trust	28,760	599,071
Sovran Self Storage, Inc.	5,612	588,811
		5,213,853
Thrifts & Mortgage Finance (0.8%)
First Niagara Financial Group, Inc.	42,837	417,232
New York Community Bancorp, Inc.	58,983	884,155
Washington Federal, Inc.	11,029	267,564
		1,568,951
Health Care (8.4%)
Biotechnology (0.3%)
United Therapeutics Corp. (b)	5,404	572,392
Health Care Equipment & Supplies (3.9%)
ABIOMED, Inc. (b)	4,761	520,330
Align Technology, Inc. (b)	8,837	711,820
Halyard Health, Inc. (b)	5,652	183,803
Hill-Rom Holdings, Inc.	6,889	347,550
IDEXX Laboratories, Inc. (b)	10,843	1,006,881
LivaNova PLC (b) (c)	5,170	259,689
ResMed, Inc.	17,005	1,075,226
STERIS PLC (c)	10,415	716,031
Teleflex, Inc.	5,280	936,197
The Cooper Cos., Inc.	5,867	1,006,601
West Pharmaceutical Services, Inc.	8,850	671,538
		7,435,666
Health Care Providers & Services (2.1%)
Amsurg Corp. (b)	6,548	507,732
Community Health Systems, Inc. (b)	13,659	164,591
LifePoint Health, Inc. (b)	5,258	343,715
Mednax, Inc. (b)	11,266	815,996
Molina Healthcare, Inc. (b)	5,002	249,600
Owens & Minor, Inc.	7,605	284,275
Tenet Healthcare Corp. (b)	12,026	332,399
VCA, Inc. (b)	9,788	661,767
WellCare Health Plans, Inc. (b)	5,359	574,913
		3,934,988
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. (b)	22,656	287,731
Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc. – Class A (b)	2,527	361,412
Bio-Techne Corp.	4,507	508,254
Charles River Laboratories International, Inc. (b)	5,713	470,980
Mettler-Toledo International, Inc. (b)	3,241	1,182,706
PAREXEL International Corp. (b)	6,405	402,746
		2,926,098

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Pharmaceuticals (0.5%)
Akorn, Inc. (b)	10,124	$288,382
Catalent, Inc. (b)	12,984	298,502
Prestige Brands Holdings, Inc. (b)	6,389	353,951
		940,835
Industrials (12.6%)
Aerospace & Defense (1.9%)
BE Aerospace, Inc.	12,378	571,554
Curtiss-Wright Corp.	5,391	454,192
Esterline Technologies Corp. (b)	3,555	220,552
Huntington Ingalls Industries, Inc.	5,694	956,763
KLX, Inc. (b)	6,383	197,873
Orbital ATK, Inc.	7,091	603,728
Teledyne Technologies, Inc. (b)	4,178	413,831
Triumph Group, Inc.	5,997	212,893
		3,631,386
Airlines (0.3%)
JetBlue Airways Corp. (b)	39,016	646,105
Building Products (0.8%)
AO Smith Corp.	9,014	794,224
Lennox International, Inc.	4,700	670,220
		1,464,444
Commercial Services & Supplies (1.4%)
Clean Harbors, Inc. (b)	6,343	330,534
Copart, Inc. (b)	12,055	590,815
Deluxe Corp.	5,924	393,176
Herman Miller, Inc.	7,248	216,643
HNI Corp.	5,374	249,837
MSA Safety, Inc.	3,855	202,503
Rollins, Inc.	11,389	333,356
RR Donnelley & Sons Co.	25,360	429,091
		2,745,955
Construction & Engineering (0.9%)
AECOM (b)	18,574	590,096
EMCOR Group, Inc.	4,630	228,074
Granite Construction, Inc.	4,792	218,275
KBR, Inc.	17,249	228,377
Valmont Industries, Inc.	2,747	371,587
		1,636,409
Electrical Equipment (0.9%)
Belden, Inc.	5,095	307,585
Hubbell, Inc.	6,298	664,250
Regal Beloit Corp.	5,417	298,206
Woodward, Inc.	6,660	383,882
		1,653,923
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,774	821,556
Machinery (3.9%)
AGCO Corp.	8,590	404,847
CLARCOR, Inc.	5,874	357,315
Crane Co.	6,002	340,433
Donaldson Co., Inc.	14,973	514,472
Graco, Inc.	6,735	531,998
IDEX Corp.	9,192	754,663
	Shares	Value(a)
ITT, Inc.	10,912	$348,966
Joy Global, Inc.	11,885	251,249
Kennametal, Inc.	9,651	213,384
Lincoln Electric Holdings, Inc.	7,583	448,004
Nordson Corp.	6,495	543,047
Oshkosh Corp.	8,885	423,903
Terex Corp.	13,225	268,600
The Toro Co.	6,665	587,853
Timken Co.	8,347	255,919
Trinity Industries, Inc.	18,264	339,162
Wabtec Corp.	10,912	766,350
		7,350,165
Marine (0.2%)
Kirby Corp. (b)	6,523	406,970
Professional Services (0.5%)
CEB, Inc.	3,900	240,552
FTI Consulting, Inc. (b)	5,019	204,173
Manpowergroup, Inc.	8,658	557,056
		1,001,781
Road & Rail (0.7%)
Genesee & Wyoming, Inc. – Class A (b)	6,922	408,052
Landstar System, Inc.	5,126	351,951
Old Dominion Freight Line, Inc. (b)	8,286	499,728
Werner Enterprises, Inc.	5,409	124,245
		1,383,976
Trading Companies & Distributors (0.7%)
GATX Corp.	4,953	217,784
MSC Industrial Direct Co. – Class A	5,823	410,871
Now, Inc. (b)	13,010	236,001
Watsco, Inc.	3,123	439,375
		1,304,031
Information Technology (15.5%)
Communications Equipment (1.3%)
ARRIS International PLC (b)	21,161	443,535
Brocade Communications Systems, Inc.	56,526	518,909
Ciena Corp. (b)	15,659	293,606
InterDigital, Inc.	4,187	233,132
NetScout Systems, Inc. (b)	11,355	252,649
Plantronics, Inc.	4,035	177,540
Polycom, Inc. (b)	16,425	184,781
ViaSat, Inc. (b)	5,453	389,344
		2,493,496
Computers & Peripherals (0.6%)
3D Systems Corp. (b)	12,891	176,478
Diebold, Inc.	7,890	195,909
Lexmark International, Inc. – Class A	7,586	286,371
NCR Corp. (b)	15,005	416,689
		1,075,447

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Electronic Equipment, Instruments & Components (3.3%)
Arrow Electronics, Inc. (b)	11,098	$686,966
Avnet, Inc.	15,564	630,498
Cognex Corp.	10,300	443,930
FEI Co.	4,948	528,842
Ingram Micro, Inc. – Class A	17,968	624,927
IPG Photonics Corp. (b)	4,435	354,800
Jabil Circuit, Inc.	23,155	427,673
Keysight Technologies, Inc. (b)	20,616	599,719
Knowles Corp. (b)	10,728	146,759
National Instruments Corp.	12,213	334,636
SYNNEX Corp.	3,510	332,818
Tech Data Corp. (b)	4,262	306,225
Trimble Navigation, Ltd. (b)	30,408	740,739
Vishay Intertechnology, Inc.	16,418	203,419
		6,361,951
Internet Software & Services (0.6%)
comScore, Inc. (b)	5,696	136,021
j2 Global, Inc.	5,602	353,878
Rackspace Hosting, Inc. (b)	12,944	270,012
WebMD Health Corp. (b)	4,685	272,245
		1,032,156
IT Services (3.5%)
Acxiom Corp. (b)	9,389	206,464
Broadridge Financial Solutions, Inc.	14,317	933,468
Computer Sciences Corp.	16,795	833,872
Convergys Corp.	11,685	292,125
CoreLogic, Inc. (b)	10,761	414,083
DST Systems, Inc.	3,778	439,873
Gartner, Inc. – Class A (b)	9,991	973,223
Jack Henry & Associates, Inc.	9,553	833,690
Leidos Holdings, Inc.	7,833	374,966
MAXIMUS, Inc.	7,859	435,153
NeuStar, Inc. – Class A (b)	6,585	154,813
Science Applications International Corp.	4,982	290,700
WEX, Inc. (b)	4,686	415,508
		6,597,938
Office Electronics (0.2%)
Zebra Technologies Corp. – Class A (b)	6,326	316,933
Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc. (b)	77,844	400,118
Cree, Inc. (b)	12,163	297,264
Cypress Semiconductor Corp.	37,757	398,336
Fairchild Semiconductor International, Inc. (b)	13,755	273,037
Integrated Device Technology, Inc. (b)	16,184	325,784
Intersil Corp. – Class A	16,347	221,338
Microsemi Corp. (b)	13,698	447,651
Silicon Laboratories, Inc. (b)	4,702	229,175
Synaptics, Inc. (b)	4,462	239,833
Teradyne, Inc.	24,607	484,512
		3,317,048
	Shares	Value(a)
Software (4.2%)
ACI Worldwide, Inc. (b)	14,123	$275,540
ANSYS, Inc. (b)	10,662	967,576
Cadence Design Systems, Inc. (b)	36,437	885,419
CDK Global, Inc.	18,813	1,043,933
CommVault Systems, Inc. (b)	4,981	215,129
Fair Isaac Corp.	3,776	426,726
Fortinet, Inc. (b)	17,672	558,258
Manhattan Associates, Inc. (b)	8,736	560,240
Mentor Graphics Corp.	12,179	258,926
PTC, Inc. (b)	13,882	521,686
Synopsys, Inc. (b)	18,387	994,369
The Ultimate Software Group, Inc. (b)	3,497	735,384
Tyler Technologies, Inc. (b)	3,937	656,337
		8,099,523
Technology Hardware & Equipment (0.1%)
VeriFone Systems, Inc. (b)	13,346	247,435
Materials (6.6%)
Chemicals (2.8%)
Ashland, Inc.	7,516	862,611
Cabot Corp.	7,557	345,053
Minerals Technologies, Inc.	4,218	239,582
NewMarket Corp.	1,205	499,328
Olin Corp.	20,001	496,825
PolyOne Corp.	10,178	358,673
RPM International, Inc.	16,089	803,646
Sensient Technologies Corp.	5,429	385,676
The Scotts Miracle-Gro Co. – Class A	5,487	383,596
Valspar Corp.	8,832	954,121
		5,329,111
Construction Materials (0.2%)
Eagle Materials, Inc.	5,847	451,096
Containers & Packaging (1.5%)
Aptargroup, Inc.	7,648	605,186
Bemis Co., Inc.	11,467	590,436
Greif, Inc. – Class A	3,121	116,320
Packaging Corp. of America	11,397	762,801
Silgan Holdings, Inc.	4,906	252,463
Sonoco Products Co.	12,202	605,951
		2,933,157
Metals & Mining (1.8%)
Allegheny Technologies, Inc.	13,186	168,122
Carpenter Technology Corp.	5,642	185,791
Commercial Metals Co.	13,872	234,437
Compass Minerals International, Inc.	4,091	303,511
Reliance Steel & Aluminum Co.	8,760	673,644
Royal Gold, Inc.	7,908	569,534
Steel Dynamics, Inc.	29,499	722,725
United States Steel Corp.	17,733	298,978
Worthington Industries, Inc.	5,445	230,324
		3,387,066

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Paper & Forest Products (0.3%)
Domtar Corp.	7,579	$265,341
Louisiana-Pacific Corp. (b)	17,409	302,046
		567,387
Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	11,468	340,141
Utilities (5.9%)
Electric Utilities (1.4%)
Great Plains Energy, Inc.	18,707	568,693
Hawaiian Electric Industries, Inc.	13,066	428,434
IDACORP, Inc.	6,105	496,642
PNM Resources, Inc.	9,647	341,890
Westar Energy, Inc.	17,159	962,448
		2,798,107
Gas Utilities (2.8%)
Atmos Energy Corp.	12,381	1,006,823
Energen Corp.	11,756	566,757
National Fuel Gas Co.	10,286	585,068
New Jersey Resources Corp.	10,421	401,730
ONE GAS, Inc.	6,317	420,649
Questar Corp.	21,242	538,909
Southwest Gas Corp.	5,750	452,582
UGI Corp.	20,913	946,313
WGL Holdings, Inc.	6,096	431,536
		5,350,367
Independent Power Producers & Energy Traders (0.1%)
Talen Energy Corp. (b)	7,783	105,460
Multi-Utilities (1.2%)
Black Hills Corp.	6,247	393,811
MDU Resources Group, Inc.	23,653	567,672
OGE Energy Corp.	24,186	792,091
Vectren Corp.	10,028	528,175
		2,281,749
Water Utilities (0.4%)
Aqua America, Inc.	21,469	765,584
Total common stocks (cost: $132,248,288)		177,221,990
Short-Term Securities (8.7%)
Investment Companies (8.7%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.199%	16,621,533	16,621,533
Total short-term securities (cost: $16,621,533)		16,621,533
Total investments in securities (cost: $148,869,821) (d)		193,843,523
Liabilities in excess of cash and other assets (-1.4%)		(2,612,887)
Total net assets (100.0%)		$191,230,636

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 2.1% of net assets in foreign securities at June 30, 2016.

(d)  At June 30, 2016 the cost of securities for federal income tax purposes was $149,340,509. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$55,832,382
Gross unrealized depreciation	(11,329,368)
Net unrealized appreciation	$44,503,014

Holdings of Open Futures Contracts

On June 30, 2016, cash in the amount of $713,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	September 2016	93	Long	$(205,464)
		93		$(205,464)

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.3%)
Consumer Discretionary (12.1%)
Auto Components (0.3%)
BorgWarner, Inc.	8,130	$239,998
Delphi Automotive PLC (b)	10,287	643,966
Johnson Controls, Inc.	24,503	1,084,503
The Goodyear Tire & Rubber Co.	9,969	255,804
		2,224,271
Automobiles (0.5%)
Ford Motor Co.	147,462	1,853,598
General Motors Co.	52,911	1,497,381
Harley-Davidson, Inc.	6,827	309,263
		3,660,242
Distributors (0.1%)
Genuine Parts Co.	5,645	571,556
LKQ Corp. (c)	11,530	365,501
		937,057
Diversified Consumer Services (0.0%)
H&R Block, Inc.	8,480	195,040
Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	16,570	732,394
Chipotle Mexican Grill, Inc. (c)	1,149	462,771
Darden Restaurants, Inc.	4,318	273,502
Marriott International, Inc. – Class A	7,121	473,262
McDonald's Corp.	33,176	3,992,400
Royal Caribbean Cruises, Ltd.	6,325	424,724
Starbucks Corp.	55,361	3,162,220
Starwood Hotels & Resorts Worldwide, Inc.	6,316	467,068
Wyndham Worldwide Corp.	4,235	301,659
Wynn Resorts, Ltd.	3,042	275,727
Yum! Brands, Inc.	15,409	1,277,714
		11,843,441
Household Durables (0.6%)
DR Horton, Inc.	12,389	390,006
Garmin, Ltd. (b)	4,418	187,411
Harman International Industries, Inc.	2,661	191,113
Leggett & Platt, Inc.	4,996	255,345
Lennar Corp. – Class A	6,931	319,519
Mohawk Industries, Inc. (c)	2,380	451,629
Newell Brands, Inc.	17,205	835,647
PulteGroup, Inc.	11,896	231,853
Stanley Black & Decker, Inc.	5,635	626,725
Whirlpool Corp.	2,928	487,922
		3,977,170
Internet & Catalog Retail (2.2%)
Amazon.com, Inc. (c)	14,635	10,473,099
Expedia, Inc.	4,407	468,464
Netflix, Inc. (c)	16,216	1,483,440
The Priceline Group, Inc. (c)	1,876	2,342,017
TripAdvisor, Inc. (c)	4,230	271,989
		15,039,009
	Shares	Value(a)
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,199	$352,674
Mattel, Inc.	12,866	402,577
		755,251
Media (2.7%)
CBS Corp. – Class B	15,695	854,436
Comcast Corp. – Class A	91,371	5,956,475
Discovery Communications, Inc. – Class A (c)	5,598	141,238
Discovery Communications, Inc. – Class C (c)	8,959	213,672
News Corp. – Class A	14,286	162,146
News Corp. – Class B	4,036	47,100
Omnicom Group, Inc.	8,971	731,047
Scripps Networks Interactive, Inc. – Class A	3,542	220,560
TEGNA, Inc.	8,201	190,017
The Interpublic Group of Cos., Inc.	15,115	349,156
The Walt Disney Co.	56,408	5,517,831
Time Warner, Inc.	29,646	2,180,167
Twenty-First Century Fox, Inc. – Class A	41,409	1,120,113
Twenty-First Century Fox, Inc. – Class B	16,295	444,039
Viacom, Inc. – Class B	13,099	543,216
		18,671,213
Multiline Retail (0.6%)
Dollar General Corp.	10,724	1,008,056
Dollar Tree, Inc. (c)	8,903	838,979
Kohl's Corp.	6,942	263,241
Macy's, Inc.	11,571	388,901
Nordstrom, Inc.	4,844	184,314
Target Corp.	22,269	1,554,822
		4,238,313
Specialty Retail (2.5%)
Advance Auto Parts, Inc.	2,753	444,967
AutoNation, Inc. (c)	2,658	124,873
AutoZone, Inc. (c)	1,135	901,008
Bed Bath & Beyond, Inc.	5,833	252,102
Best Buy Co., Inc.	10,606	324,544
CarMax, Inc. (c)	7,268	356,350
Foot Locker, Inc.	5,070	278,140
L Brands, Inc.	9,537	640,219
Lowe's Cos., Inc.	33,487	2,651,166
O'Reilly Automotive, Inc. (c)	3,694	1,001,443
Ross Stores, Inc.	15,165	859,704
Signet Jewelers, Ltd.	2,878	237,176
Staples, Inc.	24,424	210,535
The Gap, Inc.	8,477	179,882
The Home Depot, Inc.	47,013	6,003,090
The TJX Cos., Inc.	24,983	1,929,437
Tiffany & Co.	4,076	247,169
Tractor Supply Co.	5,030	458,635
Ulta Salon Cosmetics & Fragrance, Inc. (c)	2,390	582,300
Urban Outfitters, Inc. (c)	3,250	89,375
		17,772,115

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	10,507	$428,055
Hanesbrands, Inc.	14,267	358,530
Michael Kors Holdings, Ltd. (b) (c)	6,654	329,240
NIKE, Inc. – Class B	50,318	2,777,554
PVH Corp.	3,090	291,171
Ralph Lauren Corp.	2,133	191,159
Under Armour, Inc. – Class A (c)	6,844	274,650
Under Armour, Inc. – Class C (c)	6,893	250,890
VF Corp.	12,607	775,204
		5,676,453
Consumer Staples (10.4%)
Beverages (2.3%)
Brown-Forman Corp. – Class B	3,805	379,587
Constellation Brands, Inc. – Class A	6,722	1,111,819
Dr Pepper Snapple Group, Inc.	6,972	673,704
Molson Coors Brewing Co. – Class B	6,920	699,819
Monster Beverage Corp. (c)	5,307	852,888
PepsiCo, Inc.	54,587	5,782,947
The Coca-Cola Co.	147,145	6,670,083
		16,170,847
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	16,556	2,599,954
CVS Health Corp.	40,589	3,885,991
Sysco Corp.	19,767	1,002,978
The Kroger Co.	36,045	1,326,096
Wal-Mart Stores, Inc.	57,714	4,214,276
Walgreens Boots Alliance, Inc.	32,659	2,719,515
Whole Foods Market, Inc.	12,120	388,082
		16,136,892
Food Products (1.8%)
Archer-Daniels-Midland Co.	22,205	952,373
Campbell Soup Co.	6,725	447,414
ConAgra Foods, Inc.	16,492	788,483
General Mills, Inc.	22,463	1,602,061
Hormel Foods Corp.	10,212	373,759
Kellogg Co.	9,454	771,919
McCormick & Co., Inc.	4,354	464,441
Mead Johnson Nutrition Co.	6,991	634,434
Mondelez International, Inc. – Class A	58,655	2,669,389
The Hershey Co.	5,280	599,227
The JM Smucker Co.	4,481	682,949
The Kraft Heinz Co.	22,517	1,992,304
Tyson Foods, Inc. – Class A	11,357	758,534
		12,737,287
Household Products (2.0%)
Church & Dwight Co., Inc.	4,809	494,798
Clorox Co.	4,933	682,678
Colgate-Palmolive Co.	33,748	2,470,354
Kimberly-Clark Corp.	13,592	1,868,628
The Procter & Gamble Co.	100,596	8,517,463
		14,033,921
Personal Care (0.1%)
The Estee Lauder Cos., Inc. – Class A	8,434	767,663
	Shares	Value(a)
Tobacco (1.9%)
Altria Group, Inc.	73,936	$5,098,626
Philip Morris International, Inc.	58,625	5,963,335
Reynolds American, Inc.	31,286	1,687,254
		12,749,215
Energy (7.2%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	16,483	743,878
Diamond Offshore Drilling, Inc.	2,413	58,708
FMC Technologies, Inc. (c)	8,536	227,655
Halliburton Co.	32,473	1,470,702
Helmerich & Payne, Inc.	4,036	270,937
National Oilwell Varco, Inc.	14,249	479,479
Schlumberger, Ltd.	52,512	4,152,649
Transocean, Ltd. (b)	12,973	154,249
		7,558,257
Oil, Gas & Consumable Fuels (6.1%)
Anadarko Petroleum Corp.	19,289	1,027,139
Apache Corp.	14,305	796,359
Cabot Oil & Gas Corp.	17,573	452,329
Chesapeake Energy Corp. (c)	22,102	94,597
Chevron Corp.	71,226	7,466,622
Cimarex Energy Co.	3,540	422,393
Columbia Pipeline Group, Inc.	15,052	383,675
Concho Resources, Inc. (c)	4,940	589,194
ConocoPhillips	46,800	2,040,480
Devon Energy Corp.	19,802	717,823
EOG Resources, Inc.	20,801	1,735,219
EQT Corp.	6,528	505,463
Exxon Mobil Corp.	156,708	14,689,808
Hess Corp.	9,868	593,067
Kinder Morgan, Inc.	69,154	1,294,563
Marathon Oil Corp.	32,034	480,830
Marathon Petroleum Corp.	20,023	760,073
Murphy Oil Corp.	6,054	192,215
Newfield Exploration Co. (c)	7,358	325,076
Noble Energy, Inc.	16,144	579,085
Occidental Petroleum Corp.	28,863	2,180,888
Phillips 66	17,672	1,402,096
Pioneer Natural Resources Co.	6,147	929,488
Range Resources Corp.	6,341	273,551
Southwestern Energy Co. (c)	17,889	225,044
Spectra Energy Corp.	25,857	947,142
Tesoro Corp.	4,507	337,664
The Williams Cos., Inc.	25,812	558,314
Valero Energy Corp.	17,708	903,108
		42,903,305
Financial (15.5%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc. (c)	2,069	291,253
Ameriprise Financial, Inc.	6,261	562,551
BlackRock, Inc.	4,828	1,653,735
E*Trade Financial Corp. (c)	10,533	247,420
Franklin Resources, Inc.	13,926	464,711
Invesco, Ltd.	15,676	400,365
Legg Mason, Inc.	3,933	115,984
Morgan Stanley	57,098	1,483,406
Northern Trust Corp.	8,038	532,598
State Street Corp.	14,908	803,839
T Rowe Price Group, Inc.	9,302	678,767

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
The Bank of New York Mellon Corp.	40,704	$1,581,350
The Charles Schwab Corp.	45,453	1,150,416
The Goldman Sachs Group, Inc.	14,600	2,169,268
		12,135,663
Commercial Banks (5.1%)
Bank of America Corp.	388,193	5,151,321
BB&T Corp.	31,021	1,104,658
Citigroup, Inc.	110,885	4,700,415
Citizens Financial Group, Inc.	19,991	399,420
Comerica, Inc.	6,618	272,198
Fifth Third Bancorp	29,013	510,339
Huntington Bancshares, Inc.	30,190	269,899
JPMorgan Chase & Co.	138,171	8,585,949
KeyCorp	31,834	351,766
M&T Bank Corp.	5,990	708,198
People's United Financial, Inc.	11,747	172,211
Regions Financial Corp.	47,871	407,382
SunTrust Banks, Inc.	18,882	775,672
The PNC Financial Services Group, Inc.	18,865	1,535,422
US Bancorp	61,329	2,473,399
Wells Fargo & Co.	174,602	8,263,913
Zions Bancorporation	7,649	192,219
		35,874,381
Consumer Finance (0.7%)
American Express Co.	30,550	1,856,218
Capital One Financial Corp.	19,353	1,229,109
Discover Financial Services	15,493	830,270
Navient Corp.	12,490	149,256
Synchrony Financial (c)	31,515	796,699
		4,861,552
Diversified Financial Services (0.7%)
CME Group, Inc.	12,764	1,243,213
Intercontinental Exchange, Inc.	4,509	1,154,124
Leucadia National Corp.	12,597	218,306
Moody's Corp.	6,340	594,121
Nasdaq, Inc.	4,304	278,340
S&P Global, Inc.	9,987	1,071,206
		4,559,310
Industrial REITs (0.1%)
ProLogis, Inc.	19,755	968,785
Insurance (4.1%)
Aflac, Inc.	15,645	1,128,943
American International Group, Inc.	42,290	2,236,718
Aon PLC (b)	10,012	1,093,611
Arthur J Gallagher & Co.	6,670	317,492
Assurant, Inc.	2,340	201,965
Berkshire Hathaway, Inc. – Class B (c)	70,816	10,253,449
Chubb, Ltd. (b)	17,553	2,294,353
Cincinnati Financial Corp.	5,521	413,468
Hartford Financial Services Group, Inc.	14,833	658,289
Lincoln National Corp.	8,971	347,806
Loews Corp.	10,081	414,228
	Shares	Value(a)
Marsh & McLennan Cos., Inc.	19,632	$1,344,007
MetLife, Inc.	41,520	1,653,742
Principal Financial Group, Inc.	10,094	414,964
Prudential Financial, Inc.	16,704	1,191,663
The Allstate Corp.	14,141	989,163
The Progressive Corp.	21,997	736,899
The Travelers Cos., Inc.	11,005	1,310,035
Torchmark Corp.	4,194	259,273
Unum Group	8,892	282,677
Willis Towers Watson PLC (b)	5,250	652,627
XL Group PLC (b)	10,758	358,349
		28,553,721
Office REITs (0.3%)
Boston Properties, Inc.	5,850	771,615
SL Green Realty Corp.	3,733	397,453
Vornado Realty Trust	6,736	674,408
		1,843,476
Real Estate Services (0.0%)
CBRE Group, Inc. – Class A (c)	11,028	292,021
Residential REITs (0.4%)
Apartment Investment & Management Co. – Class A	5,857	258,645
AvalonBay Communities, Inc.	5,225	942,538
Equity Residential	13,746	946,824
Essex Property Trust, Inc.	2,490	567,944
UDR, Inc.	10,056	371,268
		3,087,219
Retail REITs (0.8%)
Federal Realty Investment Trust	2,700	446,985
General Growth Properties, Inc.	22,029	656,905
Kimco Realty Corp.	15,859	497,655
Realty Income Corp.	9,736	675,289
Simon Property Group, Inc.	11,686	2,534,693
The Macerich Co.	4,769	407,225
		5,218,752
Specialized REITs (1.6%)
American Tower Corp.	16,060	1,824,577
Crown Castle International Corp.	12,732	1,291,407
Digital Realty Trust, Inc.	5,510	600,535
Equinix, Inc.	2,670	1,035,239
Extra Space Storage, Inc.	4,720	436,789
HCP, Inc.	17,652	624,528
Host Hotels & Resorts, Inc.	28,220	457,446
Iron Mountain, Inc.	9,031	359,713
Public Storage	5,611	1,434,115
Ventas, Inc.	12,778	930,494
Welltower, Inc.	13,491	1,027,609
Weyerhaeuser Co.	28,148	837,956
		10,860,408
Health Care (14.4%)
Biotechnology (2.9%)
AbbVie, Inc.	61,122	3,784,063
Alexion Pharmaceuticals, Inc. (c)	8,437	985,104
Amgen, Inc.	28,445	4,327,907
Biogen, Inc. (c)	8,332	2,014,844
Celgene Corp. (c)	29,273	2,887,196

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Gilead Sciences, Inc.	50,332	$4,198,695
Regeneron Pharmaceuticals, Inc. (c)	3,007	1,050,135
Vertex Pharmaceuticals, Inc. (c)	9,300	799,986
		20,047,930
Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	55,461	2,180,172
Baxter International, Inc.	20,870	943,741
Becton Dickinson and Co.	7,991	1,355,194
Boston Scientific Corp. (c)	51,278	1,198,367
CR Bard, Inc.	2,810	660,800
DENTSPLY SIRONA, Inc.	8,852	549,178
Edwards Lifesciences Corp. (c)	7,977	795,546
Hologic, Inc. (c)	9,167	317,178
Intuitive Surgical, Inc. (c)	1,438	951,108
Medtronic PLC (b)	53,141	4,611,044
St Jude Medical, Inc.	10,743	837,954
Stryker Corp.	11,826	1,417,110
Varian Medical Systems, Inc. (c)	3,527	290,025
Zimmer Biomet Holdings, Inc.	7,529	906,341
		17,013,758
Health Care Providers & Services (2.7%)
Aetna, Inc.	13,261	1,619,566
AmerisourceBergen Corp.	6,934	550,005
Anthem, Inc.	9,975	1,310,117
Cardinal Health, Inc.	12,313	960,537
Centene Corp. (c)	6,390	456,054
Cigna Corp.	9,745	1,247,263
DaVita HealthCare Partners, Inc. (c)	6,141	474,822
Express Scripts Holding Co. (c)	23,849	1,807,754
HCA Holdings, Inc. (c)	11,379	876,297
Henry Schein, Inc. (c)	3,105	548,964
Humana, Inc.	5,650	1,016,322
Laboratory Corp. of America Holdings (c)	3,889	506,620
McKesson Corp.	8,504	1,587,272
Patterson Cos., Inc.	3,127	149,752
Quest Diagnostics, Inc.	5,267	428,786
UnitedHealth Group, Inc.	35,933	5,073,740
Universal Health Services, Inc. – Class B	3,414	457,817
		19,071,688
Health Care Technology (0.1%)
Cerner Corp. (c)	11,300	662,180
Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	12,309	546,027
Illumina, Inc. (c)	5,582	783,601
PerkinElmer, Inc.	4,091	214,450
Thermo Fisher Scientific, Inc.	14,844	2,193,350
Waters Corp. (c)	3,082	433,483
		4,170,911
Pharmaceuticals (5.7%)
Allergan PLC (c)	14,959	3,456,876
Bristol-Myers Squibb Co.	63,086	4,639,975
Eli Lilly & Co.	36,645	2,885,794
Endo International PLC (b) (c)	7,694	119,949
Johnson & Johnson	103,979	12,612,653
Mallinckrodt PLC (c)	4,113	249,988
	Shares	Value(a)
Merck & Co., Inc.	104,608	$6,026,467
Mylan NV (c)	16,138	697,807
Perrigo Co. PLC (b)	5,382	487,986
Pfizer, Inc.	229,201	8,070,167
Zoetis, Inc.	17,252	818,780
		40,066,442
Industrials (9.9%)
Aerospace & Defense (2.5%)
General Dynamics Corp.	10,858	1,511,868
Honeywell International, Inc.	28,802	3,350,249
L-3 Communications Holdings, Inc.	2,935	430,535
Lockheed Martin Corp.	9,896	2,455,891
Northrop Grumman Corp.	6,829	1,517,950
Raytheon Co.	11,274	1,532,700
Rockwell Collins, Inc.	4,921	418,974
The Boeing Co.	22,629	2,938,828
TransDigm Group, Inc. (c)	2,020	532,654
United Technologies Corp.	29,413	3,016,303
		17,705,952
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,377	399,242
Expeditors International of Washington, Inc.	6,855	336,169
FedEx Corp.	9,434	1,431,893
United Parcel Service, Inc. – Class B	26,093	2,810,738
		4,978,042
Airlines (0.5%)
Alaska Air Group, Inc.	4,600	268,134
American Airlines Group, Inc.	21,850	618,573
Delta Air Lines, Inc.	29,159	1,062,262
Southwest Airlines Co.	24,137	946,412
United Continental Holdings, Inc. (c)	12,593	516,817
		3,412,198
Building Products (0.1%)
Allegion PLC (b)	3,591	249,323
Fortune Brands Home & Security, Inc.	5,800	336,226
Masco Corp.	12,498	386,688
		972,237
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,311	247,497
Cintas Corp.	3,274	321,278
Pitney Bowes, Inc.	7,111	126,576
Republic Services, Inc.	8,871	455,171
Stericycle, Inc. (c)	3,182	331,310
Tyco International PLC	15,985	680,961
Waste Management, Inc.	15,548	1,030,366
		3,193,159
Construction & Engineering (0.1%)
Fluor Corp.	5,202	256,355
Jacobs Engineering Group, Inc. (c)	4,589	228,578
Quanta Services, Inc. (c)	5,692	131,599
		616,532

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,680	$416,573
AMETEK, Inc.	8,807	407,148
Eaton Corp. PLC	17,229	1,029,088
Emerson Electric Co.	24,313	1,268,166
Rockwell Automation, Inc.	4,943	567,555
Roper Technologies, Inc.	3,874	660,749
		4,349,279
Industrial Conglomerates (2.5%)
3M Co.	22,921	4,013,925
Danaher Corp.	22,643	2,286,943
General Electric Co.	347,520	10,939,930
Textron, Inc.	10,147	370,974
		17,611,772
Machinery (1.2%)
Caterpillar, Inc.	22,065	1,672,748
Cummins, Inc.	5,987	673,178
Deere & Co.	11,277	913,888
Dover Corp.	5,802	402,195
Flowserve Corp.	4,926	222,507
Illinois Tool Works, Inc.	12,223	1,273,148
Ingersoll-Rand PLC	9,669	615,722
PACCAR, Inc.	13,244	686,966
Parker Hannifin Corp.	5,091	550,083
Pentair PLC (b)	6,768	394,507
Snap-On, Inc.	2,243	353,990
Xylem, Inc.	6,716	299,869
		8,058,801
Professional Services (0.3%)
Dun & Bradstreet Corp.	1,339	163,144
Equifax, Inc.	4,536	582,422
Nielsen Holdings PLC	13,635	708,611
Robert Half International, Inc.	4,868	185,763
United Rentals, Inc. (c)	3,275	219,752
Verisk Analytics, Inc. (c)	5,836	473,183
		2,332,875
Road & Rail (0.8%)
CSX Corp.	36,123	942,088
JB Hunt Transport Services, Inc.	3,290	266,260
Kansas City Southern	4,086	368,108
Norfolk Southern Corp.	11,179	951,668
Ryder System, Inc.	2,000	122,280
Union Pacific Corp.	31,764	2,771,409
		5,421,813
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,847	481,498
WW Grainger, Inc.	2,175	494,269
		975,767
Information Technology (19.4%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	190,081	5,453,424
F5 Networks, Inc. (c)	2,560	291,430
Harris Corp.	4,658	388,664
Juniper Networks, Inc.	13,349	300,219
Motorola Solutions, Inc.	5,916	390,278
		6,824,015
	Shares	Value(a)
Computers & Peripherals (3.2%)
Apple, Inc. (d)	207,002	$19,789,391
EMC Corp.	73,814	2,005,527
NetApp, Inc.	10,846	266,703
Western Digital Corp.	10,636	502,657
		22,564,278
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. – Class A	11,542	661,703
Corning, Inc.	40,639	832,287
FLIR Systems, Inc.	5,172	160,073
Seagate Technology PLC	11,280	274,781
TE Connectivity, Ltd. (b)	13,514	771,784
		2,700,628
Internet Software & Services (4.1%)
Akamai Technologies, Inc. (c)	6,562	367,013
Alphabet, Inc. – Class A (c)	11,115	7,819,736
Alphabet, Inc. – Class C (c)	11,226	7,769,515
eBay, Inc. (c)	39,945	935,112
Facebook, Inc. – Class A (c)	87,369	9,984,529
VeriSign, Inc. (c)	3,574	309,008
Yahoo!, Inc. (c)	33,027	1,240,494
		28,425,407
IT Services (3.5%)
Accenture PLC – Class A (b)	23,539	2,666,733
Alliance Data Systems Corp. (c)	2,203	431,612
Automatic Data Processing, Inc.	17,169	1,577,316
Cognizant Technology Solutions Corp. – Class A (c)	22,831	1,306,846
CSRA, Inc.	5,184	121,461
Fidelity National Information Services, Inc.	10,488	772,756
Fiserv, Inc. (c)	8,393	912,571
Global Payments, Inc.	5,800	414,004
International Business Machines Corp.	33,380	5,066,416
Mastercard, Inc. – Class A	36,688	3,230,745
Paychex, Inc.	12,015	714,893
PayPal Holdings, Inc. (c)	41,682	1,521,810
Teradata Corp. (c)	4,880	122,342
The Western Union Co.	18,560	355,981
Total System Services, Inc.	6,338	336,611
Visa, Inc. – Class A	71,985	5,339,128
		24,891,225
Office Electronics (0.0%)
Xerox Corp.	35,986	341,507
Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	11,584	656,118
Applied Materials, Inc.	41,160	986,605
Broadcom, Ltd. (b)	14,059	2,184,769
First Solar, Inc. (c)	2,834	137,392
Intel Corp.	178,452	5,853,225
KLA-Tencor Corp.	5,839	427,707
Lam Research Corp.	6,031	506,966
Linear Technology Corp.	8,954	416,630
Microchip Technology, Inc.	8,046	408,415
Micron Technology, Inc. (c)	39,191	539,268

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
NVIDIA Corp.	19,140	$899,771
Qorvo, Inc. (c)	4,736	261,711
QUALCOMM, Inc.	55,512	2,973,778
Skyworks Solutions, Inc.	7,157	452,895
Texas Instruments, Inc.	37,951	2,377,630
Xilinx, Inc.	9,522	439,250
		19,522,130
Software (4.1%)
Activision Blizzard, Inc.	19,250	762,878
Adobe Systems, Inc. (c)	18,904	1,810,814
Autodesk, Inc. (c)	8,469	458,512
CA, Inc.	11,094	364,216
Citrix Systems, Inc. (c)	5,861	469,408
Electronic Arts, Inc. (c)	11,398	863,513
Intuit, Inc.	9,668	1,079,046
Microsoft Corp.	297,061	15,200,611
Oracle Corp.	117,623	4,814,309
Red Hat, Inc. (c)	6,844	496,874
Salesforce.com, Inc. (c)	24,067	1,911,160
Symantec Corp.	23,139	475,275
		28,706,616
Technology Hardware Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.	62,799	1,147,338
HP, Inc.	64,646	811,307
		1,958,645
Materials (2.8%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	7,359	1,045,272
Albemarle Corp.	4,250	337,068
CF Industries Holdings, Inc.	8,727	210,321
Eastman Chemical Co.	5,564	377,796
Ecolab, Inc.	9,951	1,180,189
EI du Pont de Nemours & Co.	33,011	2,139,113
FMC Corp.	5,003	231,689
International Flavors & Fragrances, Inc.	3,004	378,714
LyondellBasell Industries NV – Class A	12,901	960,092
Monsanto Co.	16,478	1,703,990
PPG Industries, Inc.	10,082	1,050,040
Praxair, Inc.	10,765	1,209,878
The Dow Chemical Co.	42,433	2,109,344
The Mosaic Co.	13,170	344,791
The Sherwin-Williams Co.	3,016	885,709
		14,164,006
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,422	465,024
Vulcan Materials Co.	4,992	600,837
		1,065,861
Containers & Packaging (0.3%)
Ball Corp.	6,585	476,030
International Paper Co.	15,538	658,500
Owens-Illinois, Inc. (c)	6,022	108,456
Sealed Air Corp.	7,450	342,477
WestRock Co.	9,527	370,314
		1,955,777
	Shares	Value(a)
Metals & Mining (0.3%)
Alcoa, Inc.	49,700	$460,719
Freeport-McMoRan, Inc.	47,320	527,145
Newmont Mining Corp.	20,049	784,317
Nucor Corp.	11,967	591,289
		2,363,470
Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	232,646	10,052,634
CenturyLink, Inc.	20,636	598,650
Frontier Communications Corp.	44,332	219,000
Level 3 Communications, Inc. (c)	10,956	564,125
Verizon Communications, Inc.	154,050	8,602,152
		20,036,561
Utilities (3.7%)
Electric Utilities (2.2%)
Alliant Energy Corp.	8,590	341,023
American Electric Power Co., Inc.	18,486	1,295,684
Duke Energy Corp.	26,035	2,233,543
Edison International	12,313	956,351
Entergy Corp.	6,679	543,337
Eversource Energy	11,987	718,021
Exelon Corp.	34,836	1,266,637
FirstEnergy Corp.	16,050	560,306
NextEra Energy, Inc.	17,444	2,274,698
PG&E Corp.	18,746	1,198,244
Pinnacle West Capital Corp.	4,150	336,399
PPL Corp.	25,582	965,720
Southern Co.	35,469	1,902,202
Xcel Energy, Inc.	19,107	855,611
		15,447,776
Gas Utilities (0.1%)
AGL Resources, Inc.	4,502	296,997
ONEOK, Inc.	7,940	376,753
		673,750
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	11,901	178,396
The AES Corp.	24,836	309,953
		488,349
Multi-Utilities (1.2%)
Ameren Corp.	9,085	486,774
CenterPoint Energy, Inc.	16,273	390,552
CMS Energy Corp.	10,549	483,777
Consolidated Edison, Inc.	11,494	924,577
Dominion Resources, Inc.	23,288	1,814,834
DTE Energy Co.	6,720	666,086
NiSource, Inc.	12,151	322,245
Public Service Enterprise Group, Inc.	19,065	888,620
SCANA Corp.	5,351	404,857
Sempra Energy	8,957	1,021,277
TECO Energy, Inc.	8,808	243,453
WEC Energy Group, Inc.	11,928	778,899
		8,425,951

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Water Utilities (0.1%)
American Water Works Co., Inc.	6,720	$567,907
Total common stocks (cost: $314,202,906)		688,087,445
Short-Term Securities (2.5%)
Investment Companies (2.5%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.199%	17,465,396	17,465,396
Total short-term securities (cost: $17,465,396)		17,465,396
Total investments in securities (cost: $331,668,302) (e)		705,552,841
Liabilities in excess of cash and other assets (-0.8%)		(5,360,597)
Total net assets (100.0%)		$700,192,244

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 2.5% of net assets in foreign securities at June 30, 2016.

(c)  Non-income producing security.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2016, securities with an aggregate market value of $3,346,000 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	September 2016	119	Long	$(57,505)
		119		$(57,505)

(e)  At June 30, 2016 the cost of securities for federal income tax purposes was $334,780,448. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$380,469,145
Gross unrealized depreciation	(9,696,752)
Net unrealized appreciation	$370,772,393

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (58.3%)
Brazil (12.5%)
Government (12.5%)
Brazil Letras do Tesouro Nacional (BRL) 17.866%, 07/01/16 (c)	380,000	$118,549
18.576%, 01/01/19 (c)	8,180,000	1,908,688
19.097%, 07/01/19 (c)	12,580,000	2,776,926
Brazil Notas do Tesouro Nacional Serie B (BRL) 6.000%, 08/15/16	189,000	170,402
6.000%, 08/15/18	140,000	125,593
6.000%, 05/15/19	330,000	295,805
6.000%, 08/15/20	40,000	35,723
6.000%, 08/15/22	140,000	124,312
6.000%, 05/15/23	237,000	210,946
6.000%, 08/15/24	110,000	98,431
6.000%, 05/15/45	2,000,000	1,791,714
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	6,610,000	2,026,575
10.000%, 01/01/21	3,390,000	986,701
10.000%, 01/01/23	970,000	277,069
10.000%, 01/01/25	5,990,000	1,679,621
10.000%, 01/01/27	3,690,000	1,024,231
		13,651,286
Indonesia (4.7%)
Government (4.7%)
Indonesia Treasury Bond (IDR) 6.125%, 05/15/28	228,000,000	14,887
7.000%, 05/15/27	152,000,000	10,757
8.250%, 07/15/21	2,107,000,000	165,993
8.375%, 03/15/24	24,929,000,000	1,989,603
8.375%, 09/15/26	10,241,000,000	822,211
9.000%, 03/15/29	506,000,000	42,395
9.500%, 07/15/23	18,680,000,000	1,542,007
10.000%, 09/15/24	1,959,000,000	167,848
10.000%, 02/15/28	76,000,000	6,727
10.250%, 07/15/22	4,158,000,000	354,993
11.500%, 09/15/19	466,000,000	39,538
		5,156,959
Lithuania (0.7%)
Government (0.7%)
Lithuania Government International Bond (USD) 7.375%, 02/11/20 (d)	650,000	767,000
Malaysia (2.9%)
Government (2.9%)
Malaysia Government Bond (MYR) 3.172%, 07/15/16	2,631,000	652,673
3.314%, 10/31/17	950,000	237,428
3.394%, 03/15/17	4,590,000	1,144,711
3.814%, 02/15/17	1,060,000	264,701
4.012%, 09/15/17	900,000	226,252
4.240%, 02/07/18	850,000	215,867
4.262%, 09/15/16	1,949,000	485,053
		3,226,685
	Principal(b)	Value(a)
Mexico (8.2%)
Government (8.2%)
Mexican Bonos (MXN) 4.750%, 06/14/18	8,200,000	$443,624
5.000%, 06/15/17	70,130,000	3,822,149
7.250%, 12/15/16	74,317,000	4,079,706
7.750%, 12/14/17	5,000,000	283,889
Mexican Udibonos (MXN) 2.500%, 12/10/20	1,494,597	81,996
3.500%, 12/14/17	2,707,604	151,030
4.000%, 06/13/19	1,868,246	107,269
		8,969,663
Philippines (3.7%)
Government (3.7%)
Philippine Government Bond (PHP) 2.125%, 05/23/18	12,708,000	268,549
2.875%, 05/22/17	3,210,000	68,638
3.875%, 11/22/19	40,170,000	883,749
5.000%, 08/18/18	3,500,000	78,265
5.875%, 01/31/18	980,000	21,898
9.125%, 09/04/16	125,730,000	2,707,393
		4,028,492
Poland (2.8%)
Government (2.8%)
Poland Government Bond (PLN) 1.750%, 01/25/17 (e)	2,011,000	508,163
1.750%, 01/25/21 (e)	2,040,000	507,509
4.750%, 10/25/16	1,070,000	272,697
5.750%, 09/23/22	5,900,000	1,777,678
		3,066,047
Portugal (2.6%)
Government (2.6%)
Portugal Government International Bond (USD) 5.125%, 10/15/24 (d)	1,060,000	1,059,693
Portugal Obrigacoes do Tesouro OT (EUR) 3.875%, 02/15/30 (d)	1,490,000	1,717,260
4.950%, 10/25/23	10,600	13,561
5.650%, 02/15/24	26,200	34,589
		2,825,103
Serbia (0.2%)
Government (0.2%)
Republic of Serbia (USD) 5.250%, 11/21/17 (d)	200,000	206,759
South Korea (14.9%)
Financial (5.0%)
Korea Monetary Stabilization Bond (KRW) 1.490%, 02/02/18	88,000,000	76,675
1.560%, 10/02/17	4,367,200,000	3,805,578
1.700%, 08/02/17	1,106,100,000	964,820
1.960%, 02/02/17	130,100,000	113,423

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
2.070%, 12/02/16	275,000,000	$239,567
2.460%, 08/02/16	352,500,000	306,352
		5,506,415
Government (9.9%)
Korea Treasury Bond (KRW) 1.375%, 09/10/21	87,800,000	76,504
1.500%, 06/10/19	4,975,600,000	4,350,321
1.750%, 12/10/18	736,600,000	647,147
2.000%, 12/10/17	1,816,600,000	1,593,804
2.000%, 03/10/21	2,016,310,000	1,806,319
3.000%, 12/10/16	2,646,820,000	2,315,393
		10,789,488
		16,295,903
Sri Lanka (0.5%)
Government (0.5%)
Sri Lanka Government Bond (LKR) 7.500%, 08/15/18	2,880,000	18,423
8.000%, 06/15/17	1,640,000	11,012
8.000%, 11/15/18	100,000	640
8.000%, 11/01/19	1,640,000	10,177
8.250%, 03/01/17	80,000	542
8.500%, 04/01/18	1,570,000	10,354
8.500%, 06/01/18	10,000	66
9.000%, 05/01/21	20,000	123
9.250%, 05/01/20	6,070,000	38,523
10.600%, 07/01/19	40,810,000	274,043
10.600%, 09/15/19	4,890,000	32,761
11.000%, 08/01/21	32,590,000	216,322
		612,986
Ukraine (4.6%)
Government (4.6%)
Ukraine Government International Bond (USD) 0.000%, 05/31/40 (d) (e)	1,369,000	443,487
7.750%, 09/01/20 (d)	261,000	255,180
7.750%, 09/01/21 (d)	698,000	678,944
7.750%, 09/01/22 (d)	698,000	674,791
7.750%, 09/01/23 (d)	698,000	671,965
7.750%, 09/01/24 (d)	598,000	572,435
7.750%, 09/01/25 (d)	598,000	569,715
7.750%, 09/01/26 (d)	598,000	566,725
7.750%, 09/01/27 (d)	598,000	565,230
		4,998,472
Total long-term debt securities (cost: $65,802,066)		63,805,355
Short-Term Securities (47.7%)
Malaysia (1.6%)
Bank Negara Malaysia Monetary Note (MYR) 3.050%, 07/05/16 (c)	1,270,000	314,996
3.050%, 07/19/16 (c)	670,000	166,003
3.050%, 10/06/16 (c)	220,000	54,194
3.050%, 10/11/16 (c)	890,000	219,158
3.050%, 10/18/16 (c)	680,000	167,360
3.072%, 09/15/16 (c)	1,260,000	310,875
3.100%, 09/22/16 (c)	1,300,000	320,576
	Principal(b)	Value(a)
Malaysia Treasury Bill (MYR) 2.640%, 01/20/17 (c)	370,000	$90,428
3.050%, 08/05/16 (c)	380,000	94,038
		1,737,628
Mexico (12.8%)
Mexican Cetes (MXN) 3.475%, 07/21/16 (c)	5,942,600	321,387
3.585%, 07/07/16 (c)	26,469,000	1,433,645
3.616%, 08/04/16 (c)	12,698,400	685,720
3.793%, 12/08/16 (c)	31,930,500	1,698,149
3.913%, 08/18/16 (c)	21,771,100	1,173,905
3.997%, 10/13/16 (c)	23,010,400	1,232,273
4.056%, 08/25/16 (c) (f)	7,379,400	397,604
4.071%, 09/29/16 (c)	5,790,800	310,635
4.075%, 09/01/16 (c)	13,990,900	753,272
4.106%, 09/15/16 (c)	1,999,800	107,445
4.113%, 10/27/16 (c) (f)	6,007,200	321,153
4.138%, 11/10/16 (c) (f)	3,314,200	176,908
4.190%, 02/02/17 (c)	17,323,500	915,206
4.213%, 03/30/17 (c) (f)	6,144,300	322,407
4.263%, 11/24/16 (c) (f)	5,999,400	319,614
4.421%, 03/02/17 (c) (f)	8,573,700	451,418
4.445%, 05/25/17 (c) (f)	64,567,200	3,364,875
		13,985,616
Philippines (1.0%)
Philippine Treasury Bill (PHP) 1.209%, 08/24/16 (c)	3,690,000	78,248
1.215%, 09/14/16 (c)	1,650,000	34,953
1.294%, 08/03/16 (c)	3,880,000	82,361
1.315%, 07/20/16 (c)	11,490,000	244,046
1.331%, 11/02/16 (c)	4,280,000	90,469
1.334%, 03/15/17 (c)	3,290,000	69,045
1.341%, 02/22/17 (c)	4,970,000	104,466
1.374%, 09/07/16 (c)	640,000	13,563
1.385%, 01/18/17 (c)	12,450,000	262,276
1.495%, 05/03/17 (c)	4,620,000	96,604
1.527%, 06/07/17 (c) (f)	350,000	7,308
1.556%, 12/07/16 (c)	2,260,000	47,706
1.857%, 07/06/16 (c)	10,000	212
		1,131,257
South Korea (0.9%)
Korea Monetary Stabilization Bond (KRW) 1.520%, 09/09/16	41,500,000	36,046
1.530%, 10/08/16	159,000,000	138,133
1.560%, 08/09/16	204,700,000	177,768
1.570%, 01/09/17	55,000,000	47,825
1.610%, 11/09/16	748,900,000	650,978
		1,050,750
United States (4.6%)
Federal Home Loan Bank (USD) 0.101%, 07/01/16 (c)	5,000,000	5,000,000

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

	Shares	Value(a)
Investment Companies (26.8%)
United States (26.8%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 0.250%	29,352,807	$29,352,807
Total short-term securities (cost: $52,234,285)		52,258,058
Total investments in securities (cost: $118,036,351) (g)		116,063,413
Liabilities in excess of cash and other assets (-6.0%)		(6,565,210)
Total net assets (100.0%)		$109,498,203

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2016, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
07/01/16	122,716	EUR	140,169	USD	$3,838	BCB
07/01/16	136,264	USD	122,716	EUR	67	BCB
07/05/16	87,450,500	CLP	129,508	USD	(2,579)	MSC
07/05/16	125,413	USD	87,450,500	CLP	6,674	MSC
07/06/16	359,241	EUR	401,352	USD	2,241	BCB
07/06/16	398,578	USD	359,241	EUR	534	BCB
07/06/16	737,103	EUR	823,521	USD	4,611	HSB
07/07/16	233,995,000	CLP	352,668	USD	(705)	DBK
07/07/16	343,898	USD	233,995,000	CLP	9,475	DBK
07/08/16	133,213	USD	515,800	MYR	(5,296)	DBK
07/08/16	515,800	MYR	127,076	USD	(841)	DBK
07/08/16	1,855,122	EUR	8,809,788	MYR	123,658	JPM
07/08/16	8,809,788	MYR	1,960,868	EUR	(6,162)	JPM
07/11/16	449,300	EUR	512,430	USD	13,184	BCB
07/11/16	62,600,000	JPY	586,178	USD	(24,139)	BCB
07/11/16	62,206,750	CLP	93,755	USD	(156)	DBK
07/11/16	90,952	USD	62,206,750	CLP	2,959	DBK
07/11/16	25,736	USD	100,000	MYR	(941)	HSB
07/11/16	214,146	USD	144,499,000	CLP	3,999	MSC
07/11/16	105,589	USD	72,100,500	CLP	3,258	MSC
07/13/16	261,688	USD	1,023,987	MYR	(7,828)	HSB
07/14/16	262,891	USD	1,023,565	MYR	(9,151)	DBK
07/14/16	91,501	USD	62,206,750	CLP	2,384	DBK
07/14/16	244,000	EUR	278,086	USD	6,933	JPM
07/15/16	33,230,000	JPY	282,712	USD	(41,304)	BCB
07/15/16	128,914	EUR	140,221	USD	(3,044)	CIT
07/15/16	1,260,000	EUR	1,428,979	USD	28,715	CIT
07/15/16	184,000	EUR	200,367	USD	(4,116)	DBK
07/15/16	296,911	USD	1,160,000	MYR	(9,367)	DBK
07/15/16	453,000	EUR	510,676	USD	7,248	DBK
07/15/16	779,863	EUR	851,525	USD	(15,153)	JPM
07/15/16	21,600,000	JPY	183,605	USD	(27,010)	JPM
07/18/16	80,099	EUR	90,077	USD	1,052	BCB
07/18/16	128,596	USD	87,130,000	CLP	2,852	DBK
07/18/16	153,000	EUR	171,660	USD	1,609	GSC
07/18/16	510,253	EUR	576,777	USD	9,661	HSB
07/18/16	57,419	USD	3,868,000	INR	(233)	JPM
07/18/16	254,989	USD	175,690,000	CLP	10,063	MSC
07/19/16	799,000	EUR	875,225	USD	(12,850)	BCB
07/19/16	35,690,000	JPY	303,887	USD	(44,159)	HSB
07/19/16	112,125	USD	467,000	MYR	3,606	JPM
07/19/16	45,710,000	JPY	392,216	USD	(53,544)	SCB
07/20/16	59,343	USD	232,000	MYR	(1,852)	DBK
07/20/16	187,673	EUR	813,000	MYR	(7,139)	DBK
07/20/16	470,811	USD	31,697,000	INR	(2,359)	DBK
07/20/16	1,004,000	EUR	1,138,395	USD	22,427	HSB
07/21/16	190,000	EUR	208,319	USD	(2,878)	BCB
07/21/16	151,262	USD	104,265,000	CLP	5,989	DBK
07/21/16	32,855	EUR	37,335	USD	814	JPM
07/21/16	33,313	EUR	38,002	USD	973	UBS
07/22/16	81,780	EUR	92,899	USD	1,992	BCB
07/22/16	201,687	USD	137,500,000	CLP	5,668	BCB
07/22/16	119,438	EUR	135,797	USD	3,030	BOA
07/22/16	82,749	USD	366,000	MYR	7,935	DBK
07/22/16	188,819	EUR	918,000	MYR	17,562	DBK
07/25/16	107,378	EUR	120,657	USD	1,283	BCB
07/25/16	32,786,000	JPY	266,557	USD	(53,228)	CIT
07/25/16	126,000	EUR	138,945	USD	(1,132)	DBK
07/25/16	75,270	USD	5,058,000	INR	(584)	DBK

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
07/25/16	126,442	USD	86,050,000	CLP	$3,286	DBK
07/25/16	251,693	USD	171,290,000	CLP	6,541	DBK
07/25/16	194,339	USD	841,000	MYR	13,997	HSB
07/25/16	642,000	EUR	698,971	USD	(14,756)	JPM
07/25/16	51,000,000	JPY	414,567	USD	(82,873)	JPM
07/25/16	2,324,112	USD	156,094,362	INR	(19,226)	JPM
07/25/16	616,157	EUR	698,146	USD	13,149	UBS
07/26/16	149,988	USD	628,000	MYR	5,572	DBK
07/26/16	96,649	USD	418,635	MYR	7,050	HSB
07/26/16	38,666	USD	25,965,000	CLP	475	JPM
07/27/16	184,000	EUR	200,588	USD	(3,985)	DBK
07/27/16	273,243	EUR	1,180,000	MYR	(11,517)	DBK
07/27/16	113,732	USD	445,000	MYR	(3,509)	DBK
07/27/16	341,000	EUR	384,692	USD	5,567	DBK
07/27/16	93,713	USD	6,313,000	INR	(529)	DBK
07/27/16	113,620	USD	7,654,000	INR	(641)	DBK
07/28/16	1,054,600	EUR	1,198,068	USD	25,515	BOA
07/28/16	30,914	EUR	34,136	USD	(235)	CIT
07/28/16	84,263	EUR	95,552	USD	1,865	CIT
07/28/16	94,407	EUR	107,102	USD	2,136	CIT
07/28/16	189,026	USD	127,810,000	CLP	3,601	DBK
07/28/16	145,439	USD	98,004,000	CLP	2,267	DBK
07/29/16	60,350,000	JPY	494,075	USD	(94,635)	BCB
07/29/16	592,400	EUR	657,410	USD	(1,271)	BOA
07/29/16	1,054,600	EUR	1,197,962	USD	25,367	BOA
07/29/16	310,400	EUR	339,475	USD	(5,655)	CIT
07/29/16	50,203,538	JPY	425,909	USD	(63,824)	DBK
07/29/16	22,832	EUR	25,355	USD	(32)	DBK
07/29/16	280,712	USD	18,951,166	INR	(1,078)	DBK
07/29/16	297,618	USD	20,094,000	INR	(1,120)	HSB
07/29/16	268,255	EUR	1,180,000	MYR	(6,030)	JPM
07/29/16	535,000	EUR	596,680	USD	1,821	JPM
07/29/16	354,091	USD	23,887,000	INR	(1,626)	JPM
07/29/16	129,235	USD	87,450,500	CLP	2,552	MSC
08/01/16	122,716	EUR	136,416	USD	(45)	BCB
08/03/16	699,000	EUR	800,844	USD	23,494	BOA
08/03/16	123,428	USD	86,295,000	CLP	6,553	MSC
08/04/16	131,516	USD	87,490,000	CLP	252	MSC
08/05/16	359,241	EUR	398,999	USD	(538)	BCB
08/05/16	97,592	EUR	107,730	USD	(809)	BCB
08/05/16	536,000	EUR	592,896	USD	(3,226)	CIT
08/05/16	535,000	EUR	590,587	USD	(4,424)	HSB
08/05/16	162,428	USD	10,920,000	INR	(1,497)	HSB
08/05/16	366,500	EUR	404,625	USD	(2,985)	JPM
08/08/16	351,872	USD	233,995,000	CLP	443	DBK
08/08/16	285,324	USD	1,143,865	MYR	(2,217)	HSB
08/09/16	266,300	EUR	305,390	USD	9,180	CIT
08/09/16	284,795	USD	19,213,833	INR	(1,828)	DBK
08/09/16	70,748	USD	47,932,000	CLP	1,416	DBK
08/09/16	75,000	EUR	85,802	USD	2,378	GSC
08/09/16	57,363	USD	3,868,000	INR	(398)	JPM
08/10/16	76,884	EUR	84,446	USD	(1,077)	CIT
08/10/16	61,530,000	JPY	498,086	USD	(102,358)	CIT
08/10/16	37,439	USD	2,528,000	INR	(215)	DBK
08/10/16	7,204	USD	30,000	MYR	220	HSB
08/11/16	805,000	EUR	920,633	USD	25,157	BOA
08/11/16	273,000	EUR	301,377	USD	(2,306)	DBK
08/11/16	4,807	USD	20,000	MYR	142	HSB
08/12/16	15,430,000	JPY	125,097	USD	(25,486)	BCB
08/12/16	76,292	USD	92,000,000	KRW	3,569	DBK
08/12/16	92,000,000	KRW	76,219	USD	(3,641)	DBK
08/12/16	82,000	EUR	93,660	USD	2,441	GSC
08/12/16	16,000	EUR	18,282	USD	483	SCB
08/15/16	121,475	EUR	139,204	USD	4,058	DBK
08/15/16	301,000	EUR	344,299	USD	9,424	SCB

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
08/16/16	451,072	USD	1,927,206	MYR	$25,665	DBK
08/16/16	235,693	USD	15,917,000	INR	(1,558)	DBK
08/16/16	379,995	USD	25,664,000	INR	(2,485)	HSB
08/16/16	8,030,000	JPY	71,555	USD	(6,821)	JPM
08/16/16	412,000	EUR	465,793	USD	7,411	JPM
08/16/16	437,000	EUR	499,797	USD	13,600	MSC
08/16/16	170,094	USD	117,115,000	CLP	6,149	MSC
08/17/16	181,986	USD	256,000	SGD	8,181	BCB
08/17/16	256,000	SGD	180,963	USD	(9,204)	BCB
08/17/16	268,964	USD	183,689,250	CLP	7,446	DBK
08/17/16	136,509	USD	192,000	SGD	6,116	HSB
08/17/16	192,000	SGD	134,523	USD	(8,102)	HSB
08/18/16	51,438,000	JPY	417,815	USD	(84,270)	DBK
08/18/16	106,000,000	KRW	86,168	USD	(5,844)	JPM
08/18/16	89,918	USD	106,000,000	KRW	2,094	JPM
08/18/16	168,424	USD	117,115,000	CLP	7,796	MSC
08/22/16	96,755,000	JPY	785,222	USD	(159,317)	HSB
08/22/16	69,639,000	JPY	565,084	USD	(114,743)	JPM
08/22/16	182,128	USD	127,280,000	CLP	9,337	MSC
08/23/16	353,260	USD	24,082,000	INR	558	JPM
08/23/16	78,557	USD	55,465,000	CLP	4,873	JPM
08/24/16	23,068,000	JPY	188,187	USD	(37,020)	BCB
08/24/16	22,797,000	JPY	203,001	USD	(19,561)	DBK
08/24/16	154,000	EUR	173,487	USD	2,104	GSC
08/24/16	1,228,000,000	KRW	1,017,736	USD	(48,209)	HSB
08/24/16	1,031,933	USD	1,228,000,000	KRW	34,012	HSB
08/26/16	131,855	EUR	147,756	USD	1,008	BOA
08/26/16	65,692,000	JPY	557,605	USD	(83,770)	JPM
08/26/16	743,770	EUR	866,388	USD	38,609	SCB
08/29/16	38,472,000	JPY	323,430	USD	(52,221)	DBK
08/29/16	321,000	EUR	358,986	USD	1,693	DBK
08/29/16	33,447,000	JPY	281,071	USD	(45,515)	JPM
08/29/16	327,271	EUR	376,427	USD	12,154	JPM
08/31/16	789,099	EUR	873,935	USD	(4,440)	BCB
08/31/16	54,600,000	JPY	487,109	USD	(46,054)	BCB
08/31/16	172,405	USD	119,882,000	CLP	7,826	CIT
08/31/16	51,798	EUR	58,584	USD	925	DBK
08/31/16	134,544	USD	94,033,000	CLP	6,826	DBK
08/31/16	22,848,000	JPY	191,194	USD	(31,914)	JPM
08/31/16	535,000	EUR	601,484	USD	5,957	SCB
09/01/16	73,808,000	JPY	655,488	USD	(65,260)	HSB
09/02/16	86,000	EUR	94,050	USD	(1,687)	DBK
09/02/16	190,737	USD	132,543,000	CLP	8,503	DBK
09/02/16	280,128	USD	194,801,000	CLP	12,699	DBK
09/06/16	74,750	EUR	81,507	USD	(1,716)	DBK
09/06/16	100,000	EUR	112,112	USD	776	DBK
09/06/16	139,843	USD	97,750,000	CLP	7,058	DBK
09/06/16	139,098	USD	9,556,000	INR	968	JPM
09/06/16	123,076	USD	86,295,000	CLP	6,610	MSC
09/07/16	1,494,000,000	KRW	1,249,059	USD	(47,744)	GSC
09/09/16	57,903,900	JPY	512,973	USD	(52,634)	BCB
09/09/16	730,071	EUR	831,624	USD	18,694	CIT
09/09/16	306,851	EUR	349,532	USD	7,855	HSB
09/09/16	63,163	USD	43,367,000	CLP	1,991	JPM
09/09/16	294,000	EUR	335,123	USD	7,755	MSC
09/09/16	30,600	EUR	34,855	USD	782	SCB
09/12/16	197,761	USD	134,309,250	CLP	3,967	DBK
09/13/16	133,550	EUR	151,800	USD	3,068	DBK
09/13/16	119,759	USD	82,000,000	CLP	3,391	JPM
09/14/16	982,000	AUD	707,413	USD	(21,847)	CIT
09/14/16	65,462	USD	4,419,000	INR	(778)	CIT
09/14/16	243,928	USD	16,470,000	INR	(2,845)	DBK
09/15/16	55,874	EUR	63,079	USD	848	CIT
09/16/16	27,000	EUR	30,425	USD	352	JPM
09/19/16	1,017,000,000	KRW	839,317	USD	(43,320)	CIT

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL			Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
09/19/16	999,000,000	KRW		818,316	USD	$(48,699)	HSB
09/20/16	22,560,000	JPY		186,770	USD	(33,708)	BCB
09/20/16	146,255	USD		101,735,000	CLP	6,432	DBK
09/20/16	68,305	USD		47,223,000	CLP	2,568	JPM
09/23/16	77,666,000	JPY		700,325	USD	(58,810)	CIT
09/23/16	29,650,000	JPY		267,471	USD	(22,338)	MSC
09/26/16	42,092,130	JPY		375,479	USD	(36,001)	BCB
09/26/16	28,159,000	JPY		253,772	USD	(21,503)	DBK
09/26/16	1,195,000,000	KRW		1,027,206	USD	(9,827)	HSB
09/28/16	1,200,000,000	KRW		1,023,978	USD	(17,369)	HSB
09/30/16	141,425	USD		97,350,000	CLP	4,542	DBK
10/04/16	193,932	USD		769,000	MYR	(4,324)	HSB
10/11/16	404,175	EUR		458,334	USD	7,709	DBK
10/11/16	123,302,080	JPY		4,400,000	MYR	(121,723)	JPM
10/11/16	120,499,760	JPY		4,300,000	MYR	(118,957)	JPM
10/12/16	93,033	USD		62,206,750	CLP	137	DBK
10/13/16	602,000	EUR		682,734	USD	11,496	HSB
10/18/16	1,716,000,000	KRW		1,482,057	USD	(6,926)	HSB
10/24/16	27,530,000	JPY		231,817	USD	(37,635)	BCB
10/27/16	249,043	EUR		277,253	USD	(583)	BCB
10/31/16	106,629	USD		419,000	MYR	(3,477)	JPM
11/02/16	536,000,000	KRW		464,210	USD	(874)	HSB
11/08/16	1,947,991	EUR		8,809,788	MYR	(6,327)	JPM
11/09/16	13,826,020	JPY		114,872	USD	(20,542)	CIT
11/09/16	3,406,000	EUR		3,744,897	USD	(56,800)	DBK
11/14/16	34,439,000	JPY		283,006	USD	(54,365)	CIT
11/14/16	956,000	EUR		1,033,302	USD	(33,969)	CIT
11/14/16	1,020,000,000	KRW		872,503	USD	(12,534)	CIT
11/14/16	19,620,000	JPY		180,993	USD	(11,209)	GSC
11/14/16	22,910,000	JPY		188,118	USD	(36,313)	HSB
11/14/16	13,582,000	JPY		111,437	USD	(21,615)	JPM
11/14/16	14,666,000		JPY	135,298	USD	(8,373)	SCB
11/16/16	14,665,000	JPY		120,874	USD	(22,800)	CIT
11/16/16	563,000,000	KRW		481,155	USD	(7,350)	CIT
11/16/16	1,285,000	AUD		939,849	USD	(12,359)	JPM
11/16/16	1,755,000	AUD		1,283,607	USD	(16,880)	JPM
11/16/16	18,200,000	JPY		149,936	USD	(28,370)	MSC
11/16/16	13,769,800	JPY		127,190	USD	(7,713)	SCB
11/17/16	115,000	EUR		124,973	USD	(3,427)	DBK
11/17/16	1,375,000,000	KRW		1,172,058	USD	(21,004)	HSB
11/18/16	45,867,000	JPY		377,702	USD	(71,696)	DBK
11/18/16	758,000,000	KRW		645,793	USD	(11,908)	HSB
11/21/16	63,773,000	JPY		523,180	USD	(101,737)	CIT
11/21/16	403,000	AUD		291,732	USD	(6,848)	CIT
11/21/16	1,464,000,000	KRW		1,237,950	USD	(32,331)	CIT
11/21/16	56,774,000	JPY		523,552	USD	(32,781)	CIT
11/21/16	55,521	USD		225,000	MYR	(194)	HSB
11/23/16	610,000,000	KRW		518,527	USD	(10,756)	DBK
11/25/16	1,200,000,000	KRW		1,006,711	USD	(34,498)	HSB
11/25/16	11,968,000	JPY		110,040	USD	(7,255)	HSB
11/25/16	191,000	EUR		206,753	USD	(6,569)	MSC
11/25/16	333,000	EUR		358,649	USD	(13,267)	MSC
11/28/16	64,764,000	JPY		592,876	USD	(41,939)	BOA
11/28/16	52,556,000	JPY		482,176	USD	(32,976)	SCB
12/02/16	1,072,000,000	KRW		904,641	USD	(25,500)	HSB
12/02/16	377,000,000	KRW		318,143	USD	(8,968)	HSB
12/09/16	69,400,000	JPY		649,205	USD	(31,366)	HSB
12/12/16	91,710,000	JPY		863,938	USD	(35,530)	CIT
12/12/16	994,000	AUD		707,409	USD	(28,517)	JPM
12/13/16	22,100,000	JPY		208,889	USD	(7,871)	DBK
12/13/16	66,670,000	JPY		629,556	USD	(24,353)	HSB
12/13/16	1,467,000	AUD		1,082,521	USD	(3,563)	JPM
12/13/16	61,770,000	JPY		583,047	USD	(22,803)	JPM
12/14/16	989,000	AUD		730,001	USD	(2,174)	CIT
12/14/16	494,000	AUD		353,645	USD	(12,073)	JPM
See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
12/15/16	763,000,000	KRW	649,251	USD	$(12,772)	CIT
12/15/16	89,000	EUR	99,051	USD	(427)	JPM
12/16/16	74,100	AUD	54,413	USD	(441)	CIT
12/16/16	1,800,049	USD	7,400,000	MYR	17,046	HSB
12/16/16	46,950,000	JPY	446,038	USD	(14,512)	HSB
12/20/16	149,300	AUD	109,558	USD	(949)	CIT
12/20/16	607,000,000	KRW	516,253	USD	(10,413)	DBK
01/09/17	126,422	USD	515,800	MYR	70	DBK
01/10/17	10,873,000	JPY	92,808	USD	(13,962)	GSC
01/13/17	3,206,080	EUR	3,527,329	USD	(60,235)	SCB
01/17/17	9,980,000	JPY	85,705	USD	(12,324)	CIT
01/17/17	29,920,000	JPY	256,167	USD	(37,724)	SCB
01/19/17	636,000	EUR	704,373	USD	(7,469)	JPM
01/23/17	501,790	EUR	553,851	USD	(7,865)	DBK
01/23/17	139,000	EUR	153,512	USD	(2,088)	DBK
01/23/17	10,020,000	JPY	86,810	USD	(11,637)	DBK
01/27/17	362,540	EUR	397,429	USD	(8,470)	BCB
01/27/17	52,800,000	JPY	450,733	USD	(68,114)	GSC
01/27/17	184,000	EUR	201,920	USD	(4,086)	GSC
01/27/17	17,600,000	JPY	150,249	USD	(22,700)	JPM
01/31/17	64,982,551	JPY	554,932	USD	(83,735)	HSB
02/03/17	820,000	EUR	904,722	USD	(13,598)	DBK
02/08/17	335,000	EUR	379,597	USD	4,356	BCB
02/09/17	14,673,000	JPY	127,259	USD	(17,005)	CIT
02/09/17	454,000	EUR	514,661	USD	6,107	CIT
02/09/17	51,000	EUR	57,569	USD	440	GSC
02/10/17	210,000	EUR	236,527	USD	1,284	DBK
02/10/17	158,000	EUR	177,788	USD	795	HSB
02/13/17	730,000	EUR	836,507	USD	18,660	BCB
02/13/17	107,000	EUR	121,830	USD	1,954	GSC
02/16/17	15,430,000	JPY	136,199	USD	(15,552)	DBK
02/16/17	210,000	EUR	239,478	USD	4,179	GSC
02/16/17	14,652,000	JPY	129,583	USD	(14,517)	GSC
02/16/17	6,828,270	JPY	61,398	USD	(5,757)	GSC
02/16/17	160,000	EUR	182,309	USD	3,034	SCB
02/21/17	113,543	USD	485,000	MYR	5,158	HSB
02/22/17	253,000	EUR	284,208	USD	662	BCB
02/27/17	45,752,000	JPY	413,144	USD	(37,026)	HSB
02/27/17	19,720,000	JPY	178,071	USD	(15,961)	HSB
02/28/17	54,300	EUR	60,607	USD	(263)	DBK
03/01/17	485,214	EUR	542,018	USD	(1,925)	DBK
03/03/17	44,000,000	JPY	394,711	USD	(38,293)	JPM
03/06/17	20,800,000	JPY	185,218	USD	(19,500)	HSB
03/07/17	13,000	EUR	14,411	USD	(166)	DBK
03/15/17	3,616,725	USD	50,417,142,846	IDR	59,408	JPM
03/17/17	370,000	AUD	269,730	USD	(3,351)	JPM
03/20/17	4,111,000	AUD	3,022,407	USD	(11,448)	JPM
03/31/17	39,599	USD	160,000	MYR	(508)	HSB
03/31/17	9,763,000	JPY	87,173	USD	(9,017)	JPM
04/04/17	2,646,601	USD	47,249,763	MXN	(154,041)	CIT
04/04/17	47,249,763	MXN	2,463,581	USD	(28,979)	CIT
04/11/17	59,513	USD	233,000	MYR	(2,613)	JPM
04/13/17	12,300,000	JPY	115,602	USD	(5,652)	CIT
04/18/17	22,030,000	JPY	204,848	USD	(12,373)	BOA
04/18/17	372,196	USD	1,465,895	MYR	(14,299)	DBK
04/21/17	29,220,000	JPY	270,953	USD	(17,201)	JPM
04/24/17	142,170,490	JPY	1,320,048	USD	(82,156)	JPM
04/25/17	1,595,000,000	KRW	1,399,307	USD	15,419	HSB
04/26/17	444,000,000	KRW	387,451	USD	2,219	HSB
05/18/17	74,624,550	JPY	695,995	USD	(40,797)	BOA
05/18/17	74,514,200	JPY	694,625	USD	(41,077)	CIT
05/19/17	74,400,375	JPY	691,132	USD	(43,479)	BOA
05/19/17	99,540	USD	405,080	MYR	(747)	DBK
05/19/17	74,662,400	JPY	693,566	USD	(43,632)	HSB
05/22/17	74,602,500	JPY	690,410	USD	(46,295)	BOA

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
05/22/17	41,201,000	JPY	382,514	USD	$(24,348)	JPM
06/08/17	46,300,000	JPY	438,596	USD	(18,963)	CIT
06/16/17	17,886,000	JPY	171,554	USD	(5,268)	CIT
06/16/17	26,000,000	JPY	249,273	USD	(7,764)	JPM
06/19/17	46,870,000	JPY	448,787	USD	(14,631)	DBK
06/20/17	35,200,000	JPY	342,955	USD	(5,095)	CIT
06/22/17	46,960,000	JPY	456,277	USD	(8,094)	DBK
					$(3,540,115)

At June 30, 2016, the Fund had the following interest rate swap contracts outstanding:

Interest Rate Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 0.926%	CIT	10/17/17	$6,540,000	$—	$(23,642)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.817%	CIT	02/03/25	440,000	—	(22,154)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	01/22/25	1,760,000	—	(104,362)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.937%	CIT	01/29/25	320,000	—	(19,541)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.942%	CIT	01/30/25	270,000	—	(16,588)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.970%	CIT	01/23/25	2,200,000	—	(140,818)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	01/27/25	1,300,000	—	(83,536)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.978%	CIT	03/27/25	750,000	—	(46,896)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	03/27/25	750,000	—	(47,372)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	05/09/24	4,260,000	—	(480,820)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.731%	CIT	07/08/24	1,250,000	—	(159,147)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.388%	CIT	05/09/44	2,028,000	—	(721,741)
Net unrealized appreciation (depreciation)				$—	$(1,866,617)

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Rate represents annualized yield at date of purchase.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)  Variable rate security.

(f)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(g)  At June 30, 2016 the cost of securities for federal income tax purposes was $118,036,351. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,331,339
Gross unrealized depreciation	(5,304,277)
Net unrealized depreciation	$(1,972,938)

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CLP  Chilean Peso

EUR  Euro

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

LKR  Sri Lankan Rupee

MXN  Mexican Peso

MYR  Malaysian Ringgit

PHP  Philippine Peso

PLN  Polish Zloty

SGD  Singapore Dollar

USD  United States Dollar

Counterparty Legend

BCB  Barclays Bank PLC

BOA  Bank of America Merrill Lynch

CIT  Citibank NA

DBK  Deutsche Bank AG

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

MSC  Morgan Stanley and Co., Inc.

SCB  Standard Chartered Bank

UBS  UBS AG

See accompanying notes to financial statements.

SFT Advantus Managed Volatility Equity Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (85.7%)
Investment Companies (85.7%)
iShares Core High Dividend ETF	274,865	$22,580,160
iShares Edge MSCI Minimum Volatility EAFE ETF	309,877	20,572,734
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	126,439	6,522,988
iShares Edge MSCI Minimum Volatility USA ETF (b)	831,241	38,411,647
iShares MSCI Germany ETF	152,942	3,678,255
iShares Short Maturity Bond ETF	96,325	4,832,625
Total mutual funds (cost: $91,981,543)		96,598,409
Short-Term Securities (13.4%)
Investment Companies (13.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.250%	15,128,921	15,128,921
Total short-term securities (cost: $15,128,921)		15,128,921
Total investments in securities (cost: $107,110,464) (c)		111,727,330
Cash and other assets in excess of liabilities (0.9%)		964,151
Total net assets (100.0%)		$112,691,481

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2016, securities with an aggregate market value of $924,200 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	September 2016	84	Short	$(402,665)
		84		$(402,665)

(c)  At June 30, 2016 the cost of securities for federal income tax purposes was $107,127,534. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$4,805,772
Gross unrealized depreciation	(205,976)
Net unrealized appreciation	$4,599,796

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (93.8%)
Government Obligations (81.7%)
Other Government Obligations (1.4%)
Provincial or Local Government Obligations (1.4%)
Metro Wastewater Reclamation District, 5.518%, 04/01/24	$250,000	$276,145
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	310,045
Texas A&M University, 4.000%, 05/15/31	325,000	347,874
Utility Debt Securitization Authority, 3.435%, 12/15/25	355,000	386,701
		1,320,765
U.S. Government Agencies and Obligations (80.3%)
Export-Import Bank of the United States (0.9%)
DY7 Leasing LLC, 2.578%, 12/10/25	197,917	206,177
Export Leasing 2009 LLC, 1.859%, 08/28/21	137,666	139,331
Helios Leasing I LLC, 1.825%, 05/16/25	115,565	116,473
2.018%, 05/29/24	180,150	183,263
Union 16 Leasing LLC, 1.863%, 01/22/25	187,378	189,305
		834,549
Federal Home Loan Mortgage Corporation (FHLMC) (17.3%)
2.103%, 08/25/24 (b)	115,968	116,233
2.500%, 03/01/28	199,930	207,660
2.500%, 04/01/28	318,127	330,228
2.653%, 09/25/24 (b)	750,000	750,295
3.000%, 08/01/42	147,938	155,004
3.000%, 12/01/42	303,007	317,480
3.000%, 01/01/43	397,867	417,156
3.000%, 02/01/43	933,115	983,211
3.000%, 04/01/43	1,155,579	1,212,124
3.253%, 05/25/28 (b)	250,000	255,988
3.500%, 10/01/25	160,300	171,680
3.500%, 05/01/32	370,365	396,920
3.500%, 03/01/42	1,317,859	1,408,272
3.500%, 08/01/42	349,214	373,170
3.500%, 12/01/44	1,784,136	1,881,622
3.500%, 05/25/45	974,934	1,006,638
4.000%, 09/01/40	420,216	458,646
4.000%, 03/01/41	511,673	559,953
4.000%, 01/01/45	1,383,579	1,481,105
4.500%, 04/01/23	57,247	62,385
4.500%, 09/01/40	349,332	383,568
4.500%, 01/01/41	415,070	454,228
4.500%, 03/01/41	409,831	449,602
5.000%, 03/01/23	48,659	53,702
5.000%, 05/01/29	68,319	75,400
5.000%, 08/01/35	66,249	73,610
	Principal	Value(a)
5.000%, 11/01/35	$63,956	$70,808
5.000%, 11/01/39	636,324	712,180
5.000%, 03/01/40	445,498	504,513
5.500%, 06/01/20	40,549	42,610
5.500%, 10/01/20	174,876	184,853
5.500%, 11/01/23	141,946	158,028
5.500%, 05/01/34	227,440	261,748
6.000%, 09/01/22	94,890	104,722
6.000%, 11/01/33	190,230	219,520
6.250%, 12/15/23	90,730	99,842
6.500%, 11/01/32	59,739	72,381
		16,467,085
Federal National Mortgage Association (FNMA) (40.5%)
2.100%, 10/25/22	250,000	250,055
2.500%, 03/01/27	546,902	567,958
2.500%, 11/01/27	266,980	275,361
2.500%, 03/01/28	575,702	599,908
3.000%, 09/01/22	206,203	216,405
3.000%, 11/01/27	259,838	272,834
3.000%, 06/01/28	332,373	351,315
3.000%, 07/01/31 (c)	300,000	314,508
3.000%, 03/01/42	159,626	165,940
3.000%, 09/01/42	216,584	227,008
3.000%, 03/01/43	154,914	162,488
3.000%, 04/01/43	620,320	645,187
3.000%, 05/01/43	849,854	883,859
3.000%, 09/01/43	231,422	240,653
3.000%, 01/01/46	525,089	545,416
3.000%, 07/01/46 (c)	1,630,000	1,691,570
3.500%, 11/01/25	93,203	99,409
3.500%, 01/01/26	207,306	221,074
3.500%, 12/01/32	326,588	347,896
3.500%, 11/01/40	278,530	298,285
3.500%, 01/01/41	494,115	526,373
3.500%, 02/01/41	1,080,347	1,143,024
3.500%, 11/01/41	482,195	515,861
3.500%, 12/01/41	966,861	1,024,661
3.500%, 01/01/42	2,220,499	2,351,888
3.500%, 05/01/42	647,975	692,392
3.500%, 08/01/42	611,614	653,855
3.500%, 01/01/43	377,756	400,027
3.500%, 02/01/43	737,789	791,705
3.500%, 03/01/43	351,791	376,697
3.500%, 05/01/43	1,283,810	1,368,473
3.500%, 06/01/45	1,993,706	2,108,255
3.500%, 10/01/45	282,367	298,051
4.000%, 06/25/23	201,825	212,631
4.000%, 12/01/40	227,723	244,896
4.000%, 04/01/41	176,420	192,946
4.000%, 11/01/41	459,070	493,506
4.000%, 06/01/42	1,151,023	1,248,788
4.000%, 09/01/43	762,079	819,002
4.000%, 10/01/43	1,593,097	1,749,626
4.000%, 01/01/44	362,924	398,583
4.000%, 08/01/44	408,545	438,587
4.500%, 04/01/21	4,836	5,024
4.500%, 11/01/23	52,132	56,867
4.500%, 04/01/25	108,201	115,311
4.500%, 05/25/34	537,000	651,045
4.500%, 05/01/35	250,150	272,869

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
4.500%, 07/01/35	$275,411	$301,740
4.500%, 09/01/37	312,250	343,624
5.000%, 05/01/18	52,784	54,285
5.000%, 10/01/20	62,086	65,263
5.000%, 06/25/23	196,575	212,347
5.000%, 11/01/33	262,494	293,063
5.000%, 03/01/34	556,788	621,525
5.000%, 05/01/34	64,461	71,948
5.000%, 12/01/34	54,928	61,313
5.000%, 04/01/35	86,469	96,354
5.000%, 07/01/35	539,690	602,148
5.000%, 03/01/38	143,898	161,517
5.000%, 06/01/39	226,523	252,257
5.000%, 12/01/39	346,959	393,880
5.000%, 06/01/40	124,731	140,496
5.000%, 04/01/41	247,439	281,101
5.500%, 02/01/18	29,559	30,388
5.500%, 03/01/18	61,828	63,524
5.500%, 08/01/23	82,680	92,809
5.500%, 02/01/24	115,025	129,129
5.500%, 04/01/33	368,485	423,065
5.500%, 05/01/33	22,947	26,027
5.500%, 01/01/34	64,409	73,082
5.500%, 02/01/34	39,180	44,323
5.500%, 04/01/34	98,056	110,572
5.500%, 05/01/34	22,462	25,467
5.500%, 09/01/34	270,882	310,442
5.500%, 10/01/34	101,939	116,083
5.500%, 01/01/35	173,453	198,004
5.500%, 02/01/35	310,427	355,534
5.500%, 06/01/35	18,254	20,666
5.500%, 08/01/35	81,893	92,765
5.500%, 10/01/35	54,549	62,502
5.500%, 11/01/35	13,981	15,808
5.500%, 09/01/36	223,617	253,528
5.500%, 05/01/38	7,304	8,222
6.000%, 09/01/32	24,812	29,146
6.000%, 10/01/32	376,966	441,527
6.000%, 11/01/32	287,960	337,819
6.000%, 03/01/33	376,006	441,320
6.000%, 04/01/33	64,335	73,475
6.000%, 12/01/33	89,453	104,086
6.000%, 08/01/34	76,035	87,561
6.000%, 09/01/34	49,619	57,117
6.000%, 11/01/34	24,560	28,295
6.000%, 12/01/34	200,842	231,799
6.000%, 11/01/36	28,059	32,301
6.000%, 01/01/37	227,877	262,751
6.000%, 08/01/37	65,609	75,389
6.000%, 09/01/37	107,526	124,356
6.000%, 12/01/37	49,165	56,632
6.000%, 12/01/38	106,047	121,933
6.500%, 11/01/23	70,884	79,756
6.500%, 02/01/32	289,354	337,267
6.500%, 04/01/32	99,463	119,917
6.500%, 05/01/32	34,683	39,913
6.500%, 07/01/32	358,149	429,322
6.500%, 09/01/32	952	1,095
6.500%, 09/01/34	23,434	27,058
6.500%, 11/01/34	13,010	14,971
6.500%, 03/01/35	146,232	176,810
6.500%, 02/01/36	23,443	26,978
6.500%, 09/01/37	164,443	198,780
7.000%, 09/01/31	136,576	159,303
	Principal	Value(a)
7.000%, 11/01/31	$27,682	$32,552
7.000%, 02/01/32	107,544	131,731
7.000%, 07/01/32	19,580	22,918
7.000%, 10/01/37	16,684	17,832
7.500%, 07/25/22	113,214	125,419
7.500%, 04/01/31	49,531	56,591
		38,436,593
Government National Mortgage Association (GNMA) (21.3%)
0.000%, 03/16/42 (b) (d) (e)	1,222,652	—
0.009%, 06/17/45 (b) (d)	351,421	—
0.643%, 07/16/40 (b) (d)	228,783	458
1.000%, 12/20/42	268,359	258,991
3.000%, 09/20/42	643,914	675,497
3.000%, 09/20/44	240,917	252,261
3.000%, 03/15/45	564,056	589,750
3.000%, 04/15/45	1,579,083	1,651,014
3.000%, 05/15/45	195,063	203,948
3.000%, 07/01/46 (c)	350,000	365,948
3.250%, 04/20/33	224,131	237,917
3.250%, 03/20/35	1,327,185	1,408,984
3.250%, 11/20/35	337,264	357,579
3.250%, 01/20/36	1,206,041	1,278,690
3.500%, 11/15/40	149,586	159,867
3.500%, 10/20/43	487,765	519,697
3.500%, 02/20/45	876,108	930,344
3.500%, 03/20/45	1,334,974	1,417,709
3.500%, 04/20/45	1,694,171	1,799,507
3.500%, 04/20/46	348,949	370,798
3.500%, 07/01/46 (c)	600,000	636,820
3.750%, 03/20/46	299,333	319,271
4.000%, 07/20/31	550,421	593,399
4.000%, 04/20/39	443,452	477,927
4.000%, 12/20/40	1,179,381	1,286,042
4.000%, 01/15/41	90,013	97,025
4.000%, 02/15/41	574,569	627,730
4.000%, 10/15/41	491,116	533,966
4.000%, 12/20/44	284,676	304,414
4.500%, 06/15/40	446,885	502,903
5.000%, 05/15/33	134,125	150,749
5.000%, 12/15/39	109,040	124,211
5.000%, 01/15/40	999,271	1,117,738
5.000%, 07/15/40	473,593	527,149
5.500%, 07/15/38	164,135	186,581
5.500%, 10/15/38	209,002	243,148
		20,208,032
U.S. Treasury (0.2%)
U.S. Treasury Note, 0.500%, 08/31/16	200,000	200,066
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	67,828	76,166
Total government obligations (cost: $75,220,373)		77,543,256
Asset-Backed Securities (5.3%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (f)	141,918	133,642
Ally Auto Receivables Trust, 2.100%, 03/16/20	500,000	505,452

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	$120,000	$133,165
CarMax Auto Owner Trust, 1.880%, 11/15/19	350,000	350,788
2.060%, 11/15/19	250,000	248,694
CCG Receivables Trust, 1.920%, 01/17/23 (g)	300,000	301,104
CountryPlace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (b) (e) (g)	51,118	51,259
5.200%, 12/15/35 (b) (g)	250,000	260,198
Credit-Based Asset Servicing and Securitization LLC, 5.340%, 10/25/36 (f) (g)	430,522	447,038
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	572,207
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (e) (g) (h) (i)	120,236	120,861
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	201,453
Foursight Capital Automobile Receivables Trust, 3.710%, 01/18/22 (g)	285,000	281,694
Huntington Auto Trust, 1.370%, 05/15/18	165,000	164,994
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	135,016	139,447
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (e) (g)	294,595	285,094
Origen Manufactured Housing Contract Trust, 5.910%, 01/15/37	452,356	468,207
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (g)	399,899	396,160
Total asset-backed securities (cost: $5,052,753)		5,061,457
Other Mortgage-Backed Securities (5.3%)
Collateralized Mortgage Obligations/ Mortgage Revenue Bonds (0.2%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (i)	161,096	154,555
Prudential Home Mortgage Securities, 7.857%, 09/28/24 (b) (g)	1,580	1,381
7.900%, 04/28/22 (g)	19,284	17,755
Structured Asset Mortgage Investments, Inc., 1.608%, 05/02/30 (b) (i)	11,562	2,860
		176,551
Commercial Mortgage-Backed Securities (5.1%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	192,034	194,316
	Principal	Value(a)
Citigroup Commercial Mortgage Trust, 3.008%, 01/12/30 (b) (g)	$130,000	$129,586
3.209%, 05/10/49 (i)	375,000	394,217
Connecticut Avenue Securities, 1.403%, 05/25/24 (b)	303,167	301,096
1.946%, 07/25/25 (b)	295,601	297,024
CSMC Trust, 3.304%, 09/15/37 (g)	400,000	420,372
Hometown Commercial Mortgage, 5.506%, 11/11/38 (e) (g)	187,434	173,436
Irvine Core Office Trust, 2.068%, 05/15/48 (g)	361,580	366,454
JPMorgan Chase Commercial Mortgage Securities Corp. 2.157%, 12/05/27 (b) (d) (e) (g)	3,456,390	204,112
3.678%, 08/15/46	496,991	523,129
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (g)	150,000	156,266
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (e) (g)	990,000	935,465
TimberStar Trust, 5.668%, 10/15/36 (g)	350,000	351,642
Wells Fargo Commercial Mortgage Trust, 3.096%, 06/15/49	400,000	416,864
		4,863,979
Total other mortgage-backed securities (cost: $5,105,239)		5,040,530
Corporate Obligations (1.5%)
Communications (0.7%)
Telecommunication (0.7%)
Crown Castle Towers LLC, 3.222%, 05/15/22 (g)	425,000	441,734
SBA Tower Trust, 2.240%, 04/16/18 (g)	220,000	220,602
		662,336
Financial (0.8%)
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	400,000	386,805
Real Estate Investment Trust — Residential (0.4%)
UDR, Inc., 4.000%, 10/01/25	400,000	433,554
Total corporate obligations (cost: $1,442,449)		1,482,695
Total long-term debt securities (cost: $86,820,814)		89,127,938

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (10.3%)
Investment Companies (10.3%)
Federated Government Obligations Fund, current rate 0.250% (j)	2,300,000	$2,300,000
State Street Institutional U.S. Government Money Market Fund, current rate 0.250% (j)	5,154,119	5,154,119
STIT-Government & Agency Portfolio, current rate 0.220% (j)	2,300,000	2,300,000
Total short-term securities (cost: $9,754,119)		9,754,119
Total investments in securities (cost: $96,574,933) (k)		98,882,057
Liabilities in excess of cash and other assets (-4.1%)		(3,927,778)
Total net assets (100.0%)		$94,954,279

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2016 the total cost of investments issued on a when-issued or forward commitment basis was $2,984,642.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Illiquid security. (See Note 5.)

(f)  Step rate security.

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(h)  Foreign security: The Fund held 0.1% of net assets in foreign securities at June 30, 2016.

(i)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2016.

(k)  At June 30, 2016 the cost of securities for federal income tax purposes was $97,102,397. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,865,427
Gross unrealized depreciation	(1,085,767)
Net unrealized appreciation	$1,779,660

See accompanying notes to financial statements.

SFT Advantus Real Estate Securities Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.9%)
Financial (98.9%)
Diversified REITs (1.3%)
Liberty Property Trust	50,000	$1,986,000
Health Care REITs (9.1%)
HCP, Inc.	34,600	1,224,148
Physicians Realty Trust	75,200	1,579,952
Ventas, Inc.	60,396	4,398,037
Welltower, Inc.	93,500	7,121,895
		14,324,032
Hotels & Resort REITs (3.0%)
Host Hotels & Resorts, Inc.	179,246	2,905,578
LaSalle Hotel Properties	12,300	290,034
Pebblebrook Hotel Trust	31,800	834,750
RLJ Lodging Trust	34,500	740,025
		4,770,387
Industrial REITs (9.6%)
DCT Industrial Trust, Inc.	37,575	1,805,103
Duke Realty Corp.	136,500	3,639,090
First Industrial Realty Trust, Inc.	103,600	2,882,152
ProLogis, Inc.	137,081	6,722,452
		15,048,797
Office REITs (14.6%)
Alexandria Real Estate Equities, Inc.	25,300	2,619,056
Boston Properties, Inc.	39,783	5,247,378
Douglas Emmett, Inc.	21,200	753,024
Highwoods Properties, Inc.	43,800	2,312,640
Kilroy Realty Corp.	30,036	1,991,087
SL Green Realty Corp.	42,371	4,511,240
Vornado Realty Trust	55,086	5,515,210
		22,949,635
Residential REITs (19.5%)
American Campus Communities, Inc.	71,200	3,764,344
Apartment Investment & Management Co. – Class A	19,518	861,915
AvalonBay Communities, Inc.	40,626	7,328,524
Camden Property Trust	30,500	2,696,810
Education Realty Trust, Inc.	41,200	1,900,968
Equity Lifestyle Properties, Inc.	23,443	1,876,612
Equity Residential	58,300	4,015,704
Essex Property Trust, Inc.	20,116	4,588,258
Sun Communities, Inc.	32,000	2,452,480
UDR, Inc.	31,900	1,177,748
		30,663,363
Retail REITs (23.0%)
Brixmor Property Group, Inc.	62,400	1,651,104
DDR Corp.	68,500	1,242,590
Federal Realty Investment Trust	13,544	2,242,209
General Growth Properties, Inc.	156,100	4,654,902
Kimco Realty Corp.	118,000	3,702,840
Regency Centers Corp.	14,200	1,188,966
Simon Property Group, Inc.	76,479	16,588,295
	Shares	Value(a)
The Macerich Co.	33,400	$2,852,026
Weingarten Realty Investors	49,200	2,008,344
		36,131,276
Specialized REITs (18.8%)
CubeSmart	64,821	2,001,672
CyrusOne, Inc.	50,900	2,833,094
Digital Realty Trust, Inc.	46,500	5,068,035
Equinix, Inc.	19,768	7,664,647
Extra Space Storage, Inc.	28,200	2,609,628
Public Storage	30,700	7,846,613
STORE Capital Corp.	47,600	1,401,820
		29,425,509
Total common stocks (cost: $125,892,001)		155,298,999
Short-Term Securities (0.7%)
Investment Companies (0.7%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.199%	1,130,781	1,130,781
Total short-term securities (cost: $1,130,781)		1,130,781
Total investments in securities (cost: $127,022,782) (b)		156,429,780
Cash and other assets in excess of liabilities (0.4%)		562,896
Total net assets (100.0%)		$156,992,676

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  At June 30, 2016 the cost of securities for federal income tax purposes was $128,000,682 The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$28,949,637
Gross unrealized depreciation	(520,539)
Net unrealized appreciation	$28,429,098

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.9%)
Consumer Discretionary (17.7%)
Hotels, Restaurants & Leisure (2.0%)
Las Vegas Sands Corp.	58,900	$2,561,561
Starbucks Corp.	106,400	6,077,568
		8,639,129
Internet & Catalog Retail (3.6%)
Amazon.com, Inc. (b)	21,916	15,683,528
Media (3.1%)
Comcast Corp. – Class A	135,500	8,833,245
The Walt Disney Co.	51,100	4,998,602
		13,831,847
Specialty Retail (8.2%)
AutoZone, Inc. (b)	9,700	7,700,248
O'Reilly Automotive, Inc. (b)	28,800	7,807,680
The Home Depot, Inc.	135,600	17,314,764
Ulta Salon Cosmetics & Fragrance, Inc. (b)	14,800	3,605,872
		36,428,564
Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc. – Class B	63,300	3,494,160
Consumer Staples (4.5%)
Beverages (1.1%)
Anheuser-Busch InBev NV, ADR (c)	37,500	4,938,000
Tobacco (3.4%)
Philip Morris International, Inc.	148,900	15,146,108
Energy (4.0%)
Energy Equipment & Services (2.2%)
Halliburton Co.	119,700	5,421,213
Schlumberger, Ltd.	56,000	4,428,480
		9,849,693
Oil, Gas & Consumable Fuels (1.8%)
EOG Resources, Inc.	94,197	7,857,914
Financial (5.3%)
Capital Markets (1.4%)
The Charles Schwab Corp.	253,600	6,418,616
Diversified Financial Services (1.7%)
CME Group, Inc.	76,200	7,421,880
Specialized REITs (2.2%)
American Tower Corp.	84,200	9,565,962
Health Care (19.0%)
Biotechnology (9.1%)
Alexion Pharmaceuticals, Inc. (b)	19,000	2,218,440
Amgen, Inc.	27,900	4,244,985
Biogen, Inc. (b)	6,238	1,508,473
Celgene Corp. (b)	116,400	11,480,532
Gilead Sciences, Inc.	108,100	9,017,702
	Shares	Value(a)
Shire PLC, ADR	52,000	$9,572,160
Vertex Pharmaceuticals, Inc. (b)	25,000	2,150,500
		40,192,792
Health Care Equipment & Supplies (1.2%)
DexCom, Inc. (b)	64,300	5,100,919
Health Care Providers & Services (2.1%)
HCA Holdings, Inc. (b)	119,500	9,202,695
Pharmaceuticals (6.6%)
Allergan PLC (b)	72,184	16,681,001
Bristol-Myers Squibb Co.	172,000	12,650,600
		29,331,601
Industrials (11.1%)
Aerospace & Defense (5.3%)
Honeywell International, Inc.	66,800	7,770,176
Lockheed Martin Corp.	43,900	10,894,663
Northrop Grumman Corp.	21,900	4,867,932
		23,532,771
Industrial Conglomerates (1.3%)
Danaher Corp.	57,600	5,817,600
Road & Rail (4.5%)
Canadian Pacific Railway, Ltd. (c)	80,800	10,406,232
Union Pacific Corp.	107,742	9,400,489
		19,806,721
Information Technology (34.0%)
Computers & Peripherals (2.0%)
Apple, Inc.	91,821	8,778,088
Internet Software & Services (7.6%)
Alphabet, Inc. – Class A (b)	12,600	8,864,478
Alphabet, Inc. – Class C (b)	14,544	10,065,902
Facebook, Inc. – Class A (b)	129,900	14,844,972
		33,775,352
IT Services (9.7%)
FleetCor Technologies, Inc. (b)	52,100	7,457,073
Mastercard, Inc. – Class A	197,400	17,383,044
Visa, Inc. – Class A	240,400	17,830,468
		42,670,585
Semiconductors & Semiconductor Equipment (8.0%)
Lam Research Corp.	214,738	18,050,876
Microchip Technology, Inc.	209,729	10,645,844
NXP Semiconductor NV (b) (c)	83,810	6,565,676
		35,262,396
Software (6.7%)
Adobe Systems, Inc. (b)	115,300	11,044,587
Microsoft Corp.	244,000	12,485,480
Salesforce.com, Inc. (b)	77,500	6,154,275
		29,684,342

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Materials (1.3%)
Chemicals (1.3%)
PPG Industries, Inc.	57,200	$5,957,380
Total common stocks (cost: $378,430,234)		428,388,643
Short-Term Securities (3.8%)
Investment Companies (3.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.250%	16,730,774	16,730,774
Total short-term securities (cost: $16,730,774)		16,730,774
Total investments in securities (cost: $395,161,008) (d)		445,119,417
Liabilities in excess of cash and other assets (-0.7%)		(3,190,700)
Total net assets (100.0%)		$441,928,717

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 5.0% of net assets in foreign securities at June 30, 2016.

(d)  At June 30, 2016 the cost of securities for federal income tax purposes was $395,363,434. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$63,276,517
Gross unrealized depreciation	(13,520,534)
Net unrealized appreciation	$49,755,983

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (93.6%)
Consumer Discretionary (13.2%)
Auto Components (1.2%)
Motorcar Parts of America, Inc. (b)	65,700	$1,785,726
Hotels, Restaurants & Leisure (3.5%)
Krispy Kreme Doughnuts, Inc. (b)	42,900	899,184
Wingstop, Inc. (b)	105,433	2,873,049
Zoe's Kitchen, Inc. (b)	46,147	1,673,752
		5,445,985
Specialty Retail (8.0%)
Boot Barn Holdings, Inc. (b)	231,172	1,992,703
Five Below, Inc. (b)	106,300	4,933,383
Kate Spade & Co. (b)	246,363	5,077,541
Monro Muffler Brake, Inc.	4,200	266,952
		12,270,579
Textiles, Apparel & Luxury Goods (0.5%)
Carter's, Inc.	7,269	773,930
Consumer Staples (3.7%)
Food & Staples Retailing (1.2%)
Casey's General Stores, Inc.	13,700	1,801,687
Food Products (2.5%)
The Hain Celestial Group, Inc. (b)	78,700	3,915,325
Energy (2.7%)
Energy Equipment & Services (1.6%)
RPC, Inc.	157,400	2,444,422
Oil, Gas & Consumable Fuels (1.1%)
RSP Permian, Inc. (b)	48,400	1,688,676
Financial (8.6%)
Consumer Finance (3.3%)
PRA Group, Inc. (b)	210,415	5,079,418
Diversified Financial Services (1.0%)
Factset Research Systems, Inc.	9,252	1,493,458
Real Estate Management & Development (1.0%)
HFF, Inc. – Class A	55,000	1,588,400
Thrifts & Mortgage Finance (3.3%)
LendingTree, Inc. (b)	46,417	4,100,014
MGIC Investment Corp. (b)	171,300	1,019,235
		5,119,249
Health Care (19.4%)
Health Care Equipment & Supplies (10.2%)
DexCom, Inc. (b)	82,704	6,560,908
K2M Group Holdings, Inc. (b)	218,300	3,388,016
LDR Holding Corp. (b)	104,300	3,853,885
NxStage Medical, Inc. (b)	89,857	1,948,100
		15,750,909
	Shares	Value(a)
Health Care Providers & Services (5.2%)
Acadia Healthcare Co., Inc. (b)	5,581	$309,187
ExamWorks Group, Inc. (b)	65,600	2,286,160
HealthEquity, Inc. (b)	179,000	5,438,915
		8,034,262
Health Care Technology (4.0%)
Veeva Systems, Inc. – Class A (b)	179,900	6,138,188
Industrials (21.2%)
Aerospace & Defense (4.7%)
Hexcel Corp.	84,400	3,514,416
Mercury Systems, Inc. (b)	150,500	3,741,430
		7,255,846
Building Products (2.9%)
Trex Co., Inc. (b)	98,421	4,421,071
Commercial Services & Supplies (1.7%)
Healthcare Services Group, Inc.	63,800	2,640,044
Electrical Equipment (2.8%)
Woodward, Inc.	74,600	4,299,944
Machinery (9.1%)
Proto Labs, Inc. (b)	66,931	3,852,549
The Middleby Corp. (b)	63,300	7,295,325
The Toro Co.	33,300	2,937,060
		14,084,934
Information Technology (24.8%)
Electronic Equipment, Instruments & Components (1.8%)
Cognex Corp.	64,500	2,779,950
Internet Software & Services (3.0%)
Q2 Holdings, Inc. (b)	111,500	3,124,230
SPS Commerce, Inc. (b)	23,400	1,418,040
		4,542,270
IT Services (1.6%)
Booz Allen Hamilton Holding Corp.	66,335	1,966,169
Virtusa Corp. (b)	18,653	538,699
		2,504,868
Software (18.4%)
Ellie Mae, Inc. (b)	19,200	1,759,680
Fleetmatics Group PLC (b) (c)	21,600	935,928
Globant SA (b) (c)	70,500	2,774,175
Guidewire Software, Inc. (b)	48,732	3,009,688
HubSpot, Inc. (b)	40,900	1,775,878
Manhattan Associates, Inc. (b)	68,259	4,377,450
Proofpoint, Inc. (b)	42,444	2,677,792

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
The Ultimate Software Group, Inc. (b)	15,731	$3,308,072
Tyler Technologies, Inc. (b)	45,899	7,651,822
		28,270,485
Total common stocks (cost: $129,547,992)		144,129,626
Short-Term Securities (8.6%)
Investment Companies (8.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.250%	13,208,250	13,208,250
Total short-term securities (cost: $13,208,250)		13,208,250
Total investments in securities (cost: $142,756,242) (d)		157,337,876
Liabilities in excess of cash and other assets (-2.2%)		(3,434,302)
Total net assets (100.0%)		$153,903,574

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 2.4% of net assets in foreign securities at June 30, 2016.

(d)  At June 30, 2016 the cost of securities for federal income tax purposes was $144,150,852. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$21,764,888
Gross unrealized depreciation	(8,577,864)
Net unrealized appreciation	$13,187,024

See accompanying notes to financial statements.

SFT Pyramis® Core Equity Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.8%)
Consumer Discretionary (12.3%)
Auto Components (1.1%)
Delphi Automotive PLC (b)	20,810	$1,302,706
Hotels, Restaurants & Leisure (0.7%)
Royal Caribbean Cruises, Ltd.	11,850	795,727
Household Durables (2.1%)
Mohawk Industries, Inc. (c)	4,380	831,149
Newell Brands, Inc.	36,205	1,758,477
		2,589,626
Internet & Catalog Retail (2.1%)
Amazon.com, Inc. (c)	3,500	2,504,670
Media (3.2%)
Charter Communications, Inc. – Class A (c)	5,074	1,160,119
The Interpublic Group of Cos., Inc.	41,050	948,255
Time Warner, Inc.	23,110	1,699,510
		3,807,884
Specialty Retail (2.3%)
Signet Jewelers, Ltd. (b)	8,910	734,273
The Home Depot, Inc.	16,310	2,082,624
		2,816,897
Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc. – Class B	18,690	1,031,688
Consumer Staples (10.5%)
Beverages (2.5%)
Constellation Brands, Inc. – Class A	9,150	1,513,410
Monster Beverage Corp. (c)	9,430	1,515,495
		3,028,905
Food & Staples Retailing (1.7%)
CVS Health Corp.	21,470	2,055,538
Food Products (2.2%)
ConAgra Foods, Inc.	25,400	1,214,374
Mondelez International, Inc. – Class A	30,640	1,394,427
		2,608,801
Personal Care (1.2%)
The Estee Lauder Cos., Inc. – Class A	15,900	1,447,218
Tobacco (2.9%)
Philip Morris International, Inc.	17,950	1,825,874
Reynolds American, Inc.	31,470	1,697,177
		3,523,051
Energy (7.4%)
Energy Equipment & Services (2.1%)
Schlumberger, Ltd.	32,950	2,605,686
	Shares	Value(a)
Oil, Gas & Consumable Fuels (5.3%)
EOG Resources, Inc.	12,220	$1,019,392
EQT Corp.	12,860	995,750
Exxon Mobil Corp.	13,170	1,234,556
Hess Corp.	41,530	2,495,953
Occidental Petroleum Corp.	7,900	596,924
		6,342,575
Financial (15.6%)
Capital Markets (1.0%)
Invesco, Ltd.	28,110	717,929
The Goldman Sachs Group, Inc.	3,600	534,888
		1,252,817
Commercial Banks (4.3%)
Citigroup, Inc.	59,490	2,521,781
KeyCorp	129,980	1,436,279
Regions Financial Corp.	137,760	1,172,338
		5,130,398
Consumer Finance (2.7%)
Capital One Financial Corp.	25,360	1,610,614
Discover Financial Services	29,580	1,585,192
		3,195,806
Diversified Financial Services (1.4%)
CME Group, Inc.	16,990	1,654,826
Insurance (3.1%)
Aflac, Inc.	9,010	650,162
Hartford Financial Services Group, Inc.	9,350	414,953
Marsh & McLennan Cos., Inc.	23,040	1,577,318
Torchmark Corp.	18,260	1,128,833
		3,771,266
Office REITs (1.2%)
Boston Properties, Inc.	10,500	1,384,950
Real Estate Services (0.6%)
CBRE Group, Inc. – Class A (c)	28,680	759,446
Residential REITs (1.3%)
UDR, Inc.	42,590	1,572,423
Health Care (14.7%)
Biotechnology (4.2%)
Alexion Pharmaceuticals, Inc. (c)	10,030	1,171,103
Gilead Sciences, Inc.	21,560	1,798,535
Medivation, Inc. (c)	16,040	967,212
Vertex Pharmaceuticals, Inc. (c)	13,250	1,139,765
		5,076,615
Health Care Equipment & Supplies (4.2%)
CR Bard, Inc.	8,610	2,024,728
Medtronic PLC (b)	24,380	2,115,452
Zimmer Biomet Holdings, Inc.	7,640	919,703
		5,059,883

See accompanying notes to financial statements.

SFT Pyramis® Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care Providers & Services (2.7%)
HCA Holdings, Inc. (c)	15,780	$1,215,218
Humana, Inc.	10,910	1,962,491
		3,177,709
Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	18,900	1,390,095
Eli Lilly & Co.	18,430	1,451,362
Shire PLC, ADR (b)	8,220	1,513,138
		4,354,595
Industrials (10.2%)
Aerospace & Defense (4.3%)
Honeywell International, Inc.	8,100	942,192
Lockheed Martin Corp.	8,020	1,990,323
The Boeing Co.	9,350	1,214,285
United Technologies Corp.	9,780	1,002,939
		5,149,739
Air Freight & Logistics (1.3%)
FedEx Corp.	9,990	1,516,282
Airlines (0.1%)
American Airlines Group, Inc.	3,400	96,254
Building Products (1.0%)
Fortune Brands Home & Security, Inc.	21,720	1,259,108
Industrial Conglomerates (1.3%)
Danaher Corp.	15,390	1,554,390
Machinery (1.2%)
Ingersoll-Rand PLC (b)	23,300	1,483,744
Road & Rail (1.0%)
CSX Corp.	45,900	1,197,072
Information Technology (20.0%)
Computers & Peripherals (2.3%)
Apple, Inc.	28,440	2,718,864
Internet Software & Services (6.0%)
Alphabet, Inc. – Class A (c)	6,100	4,291,533
Facebook, Inc. – Class A (c)	25,240	2,884,427
		7,175,960
IT Services (3.7%)
Fidelity National Information Services, Inc.	18,840	1,388,131
PayPal Holdings, Inc. (c)	33,410	1,219,799
Visa, Inc. – Class A	25,800	1,913,586
		4,521,516
Semiconductors & Semiconductor Equipment (2.3%)
Broadcom, Ltd. (b)	9,740	1,513,596
NXP Semiconductor NV (b) (c)	15,510	1,215,053
		2,728,649
Software (5.7%)
Adobe Systems, Inc. (c)	18,170	1,740,504
Electronic Arts, Inc. (c)	15,010	1,137,158
Oracle Corp.	57,450	2,351,429
Salesforce.com, Inc. (c)	21,430	1,701,756
		6,930,847
	Shares	Value(a)
Materials (2.8%)
Chemicals (2.8%)
Albemarle Corp.	11,530	$914,444
CF Industries Holdings, Inc.	19,090	460,069
Ecolab, Inc.	12,520	1,484,872
Monsanto Co.	4,950	511,880
		3,371,265
Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.9%)
Verizon Communications, Inc.	40,780	2,277,155
Wireless Telecommunication Services (0.9%)
T-Mobile US, Inc. (c)	25,410	1,099,491
Utilities (3.5%)
Electric Utilities (3.5%)
American Electric Power Co., Inc.	31,910	2,236,572
PG&E Corp.	31,490	2,012,841
		4,249,413
Total common stocks (cost: $113,669,115)		120,181,455
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.250%	616,451	616,451
Total short-term securities (cost: $616,451)		616,451
Total investments in securities (cost: $114,285,566) (d)		120,797,906
Liabilities in excess of cash and other assets (-0.3%)		(409,944)
Total net assets (100.0%)		$120,387,962

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 8.2% of net assets in foreign securities at June 30, 2016.

(c)  Non-income producing security.

(d)  At June 30, 2016 the cost of securities for federal income tax purposes was $115,011,086. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$10,545,893
Gross unrealized depreciation	(4,759,073)
Net unrealized appreciation	$5,786,820

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2016
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Consumer Discretionary (6.3%)
Auto Components (1.1%)
Johnson Controls, Inc.	50,500	$2,235,130
Hotels, Restaurants & Leisure (1.1%)
Las Vegas Sands Corp.	16,400	713,236
Norwegian Cruise Line Holdings, Ltd. (b)	39,243	1,563,441
		2,276,677
Household Durables (0.5%)
Lennar Corp. – Class A	9,100	419,510
Whirlpool Corp.	3,516	585,906
		1,005,416
Leisure Equipment & Products (1.1%)
Mattel, Inc.	67,951	2,126,187
Media (1.5%)
Comcast Corp. – Class A	12,800	834,432
Liberty Global PLC – Class C (b) (c)	23,700	679,005
Liberty Global PLC LiLAC – Class C (b) (c)	2,283	74,184
The Walt Disney Co.	7,400	723,868
Twenty-First Century Fox, Inc. – Class B	27,300	743,925
		3,055,414
Multiline Retail (0.1%)
Kohl's Corp.	4,800	182,016
Specialty Retail (0.9%)
Lowe's Cos., Inc.	22,600	1,789,242
Consumer Staples (11.6%)
Beverages (0.2%)
PepsiCo, Inc.	4,600	487,324
Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	25,900	1,891,218
Walgreens Boots Alliance, Inc.	25,110	2,090,910
		3,982,128
Food Products (5.4%)
Bunge, Ltd.	11,200	662,480
ConAgra Foods, Inc.	35,750	1,709,207
Ingredion, Inc.	10,500	1,358,805
Tyson Foods, Inc. – Class A	107,500	7,179,925
		10,910,417
Household Products (0.5%)
The Procter & Gamble Co.	11,700	990,639
Tobacco (3.5%)
Philip Morris International, Inc.	68,700	6,988,164
	Shares	Value(a)
Energy (9.9%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.	9,098	$410,593
Tenaris SA ADR (c)	8,008	230,950
		641,543
Oil, Gas & Consumable Fuels (9.6%)
Chevron Corp.	10,900	1,142,647
EQT Corp.	12,730	985,684
Exxon Mobil Corp.	43,600	4,087,064
Occidental Petroleum Corp.	13,800	1,042,728
Royal Dutch Shell PLC , ADR (c)	53,861	2,974,204
Spectra Energy Corp.	90,300	3,307,689
TOTAL SA ADR (c)	80,756	3,884,364
Tourmaline Oil Corp. (b) (c)	23,319	610,672
TransCanada Corp. (c)	30,100	1,361,122
		19,396,174
Financial (21.4%)
Capital Markets (7.2%)
Ameriprise Financial, Inc.	39,256	3,527,151
BlackRock, Inc.	4,275	1,464,316
Morgan Stanley	122,973	3,194,838
State Street Corp.	29,500	1,590,640
The Bank of New York Mellon Corp.	112,968	4,388,807
The Charles Schwab Corp.	14,225	360,035
		14,525,787
Commercial Banks (7.6%)
Citigroup, Inc.	106,350	4,508,177
Fifth Third Bancorp	51,471	905,375
JPMorgan Chase & Co.	116,222	7,222,035
KeyCorp	105,100	1,161,355
US Bancorp	20,000	806,600
Wells Fargo & Co.	14,400	681,552
		15,285,094
Diversified REITs (0.6%)
VEREIT, Inc.	112,100	1,136,694
Insurance (4.9%)
American International Group, Inc.	26,943	1,425,015
Chubb, Ltd. (c)	1,300	169,923
Genworth Financial, Inc. – Class A (b)	38,323	98,874
Marsh & McLennan Cos., Inc.	45,900	3,142,314
MetLife, Inc.	55,751	2,220,562
XL Group PLC (c)	88,500	2,947,935
		10,004,623
Retail REITs (0.2%)
General Growth Properties, Inc.	14,400	429,408
Specialized REITs (0.9%)
Weyerhaeuser Co.	63,100	1,878,487

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care (16.5%)
Biotechnology (0.6%)
Gilead Sciences, Inc.	15,200	$1,267,984
Health Care Equipment & Supplies (4.3%)
Abbott Laboratories	28,600	1,124,266
Becton Dickinson and Co.	11,900	2,018,121
Hologic, Inc. (b)	21,066	728,884
Medtronic PLC (c)	56,116	4,869,185
		8,740,456
Health Care Providers & Services (4.4%)
Aetna, Inc.	25,600	3,126,528
Anthem, Inc.	16,945	2,225,556
HCA Holdings, Inc. (b)	34,790	2,679,178
UnitedHealth Group, Inc.	5,100	720,120
		8,751,382
Life Sciences Tools & Services (2.1%)
Agilent Technologies, Inc.	52,600	2,333,336
Thermo Fisher Scientific, Inc.	13,200	1,950,432
		4,283,768
Pharmaceuticals (5.1%)
Mallinckrodt PLC (b) (c)	12,924	785,521
Merck & Co., Inc.	9,700	558,817
Mylan NV (b)	41,168	1,780,104
Pfizer, Inc.	203,924	7,180,164
		10,304,606
Industrials (8.7%)
Aerospace & Defense (1.9%)
Rockwell Collins, Inc.	6,000	510,840
The Boeing Co.	20,600	2,675,322
United Technologies Corp.	6,600	676,830
		3,862,992
Airlines (0.7%)
American Airlines Group, Inc.	35,905	1,016,471
United Continental Holdings, Inc. (b)	11,900	488,376
		1,504,847
Commercial Services & Supplies (0.6%)
Tyco International PLC	28,300	1,205,580
Electrical Equipment (0.1%)
Eaton Corp. PLC (c)	1,874	111,934
Industrial Conglomerates (4.9%)
Danaher Corp.	13,800	1,393,800
General Electric Co.	269,400	8,480,712
		9,874,512
Machinery (0.5%)
Illinois Tool Works, Inc.	4,000	416,640
Pentair PLC (c)	11,243	655,354
		1,071,994
	Shares	Value(a)
Information Technology (10.0%)
Communications Equipment (2.8%)
Cisco Systems, Inc.	115,100	$3,302,219
Harris Corp.	8,600	717,584
Juniper Networks, Inc.	74,200	1,668,758
		5,688,561
Computers & Peripherals (1.4%)
Apple, Inc.	17,700	1,692,120
Western Digital Corp.	23,017	1,087,783
		2,779,903
Electronic Equipment, Instruments & Components (0.8%)
Keysight Technologies, Inc. (b)	24,310	707,178
TE Connectivity, Ltd. (c)	16,498	942,201
		1,649,379
Semiconductors & Semiconductor Equipment (2.2%)
Analog Devices, Inc.	8,300	470,112
NXP Semiconductor NV (b) (c)	20,600	1,613,804
Texas Instruments, Inc.	37,000	2,318,050
		4,401,966
Software (2.8%)
Microsoft Corp.	111,500	5,705,455
Materials (3.6%)
Chemicals (1.6%)
Ashland, Inc.	13,200	1,514,964
EI du Pont de Nemours & Co.	10,100	654,480
LyondellBasell Industries NV – Class A (c)	4,300	320,006
The Dow Chemical Co.	15,800	785,418
		3,274,868
Containers & Packaging (1.5%)
Ball Corp.	12,328	891,191
International Paper Co.	48,240	2,044,411
		2,935,602
Paper & Forest Products (0.5%)
West Fraser Timber Co., Ltd. (c)	33,300	968,462
Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
Vodafone Group PLC ADR (c)	39,300	1,213,977
Utilities (8.9%)
Electric Utilities (6.3%)
American Electric Power Co., Inc.	32,400	2,270,916
Exelon Corp.	111,100	4,039,596
FirstEnergy Corp.	61,300	2,139,983
PG&E Corp.	68,900	4,404,088
		12,854,583
Independent Power Producers & Energy Traders (1.4%)
NRG Energy, Inc.	35,900	538,141
The AES Corp.	182,309	2,275,217
		2,813,358

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Multi-Utilities (1.2%)
CenterPoint Energy, Inc.	90,364	$2,168,736
DTE Energy Co.	2,400	237,888
		2,406,624
Total common stocks (cost: $184,907,156)		196,999,357
Short-Term Securities (3.1%)
Investment Companies (3.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.250%	3,580,483	3,580,483
T. Rowe Price Reserve Investment Fund, current rate 0.000%	2,671,856	2,671,856
Total short-term securities (cost: $6,252,339)		6,252,339
Total investments in securities (cost: $191,159,495) (d)		203,251,696
Liabilities in excess of cash and other assets (-0.6%)		(1,185,035)
Total net assets (100.0%)		$202,066,661

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 12.1% of net assets in foreign securities at June 30, 2016.

(d)  At June 30, 2016 the cost of securities for federal income tax purposes was $192,480,109. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$16,552,721
Gross unrealized depreciation	(5,781,134)
Net unrealized appreciation	$10,771,587

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2016

(Unaudited)

	SFT Advantus Bond Fund	SFT Advantus Dynamic Managed Volatility Fund[1]		SFT Advantus Government Money Market Fund[2]		SFT Advantus Index 400 Mid-Cap Fund	SFT Advantus Index 500 Fund	SFT Advantus International Bond Fund	SFT Advantus Managed Volatility Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$387,989,898		$148,037,122		$81,170,345	$193,843,523	$705,552,841	$116,063,413		$111,727,330
Affiliated issuers (note 8)	—		115,502,916		—	—	—	—		—
Cash on demand deposit^	7,546		—		2,043	717,936	14,954	3,389,320		—
Foreign currency on deposit^^	—		—		—	—	—	156,066		—
Receivable:
Fund shares sold	—		118,895		—	—	35,000,000	44,114		1,127,608
Investment securities sold (including paydowns)	9,422,124		—		3,999,370	22,423,377	—	—		—
Investment securities sold on a forward – commitment basis (note 2)	2,952,595		—		—	—	—	—		—
Dividends and accrued interest	2,447,709		893,181		70	209,387	779,956	909,611		—
Refundable foreign income taxes withheld	—		—		—	—	—	36,773		—
Adviser (note 4)	—		29,892		37,936	—	—	—		26,970
Variation margin	22,141		122,834		—	317,686	180,200	41,166		—
Unrealized appreciation on forward foreign currency contracts	—		—		—	—	—	995,597		—
Prepaid expenses	2,247		2,248		2,249	2,248	2,248	28,873		2,606
Total assets	402,844,260		264,707,088		85,212,013	217,514,157	741,530,199	121,664,933		112,884,514
Liabilities
Bank overdraft	—		—		—	—	—	4,999,986		—
Payable:
Fund shares repurchased	9,705,413		—		3,873,880	25,481,131	40,243,891	—		—
Investment securities purchased	6,486,667		35,000,000		—	680,693	811,500	2,533,495		—
Investment securities purchased on a forward – commitment basis (note 2)	10,571,929		—		—	—	—	—		—
Adviser	209,155		172,448		50,198	72,863	211,729	75,202		84,749
Variation margin	—		—		—	—	—	—		98,280
Accrued expenses	72,348		58,848		47,848	48,834	70,835	22,335		10,004
Unrealized depreciation on forward foreign currency contracts	—		—		—	—	—	4,535,712		—
Total liabilities	27,045,512		35,231,296		3,971,926	26,283,521	41,337,955	12,166,730		193,033
Net assets applicable to outstanding capital stock	$375,798,748		$229,475,792		$81,240,087	$191,230,636	$700,192,244	$109,498,203		$112,691,481
Net Assets Consist of:
Paid in capital**	$332,923,926		$218,381,903		$81,250,582	$55,611,369	$185,746,754	$97,335,530		$108,779,581
Retained earnings (deficit)	42,874,822		11,093,889		(10,495)	135,619,267	514,445,490	—		3,911,900
Undistributed (overdistributed) net investment income	—		—		—	—	—	11,878,921		—
Accumulated net realized gain (loss)	—		—		—	—	—	7,609,514		—
Net unrealized appreciation (depreciation)	—		—		—	—	—	(7,325,762)		—
Net assets	$375,798,748		$229,475,792		$81,240,087	$191,230,636	$700,192,244	$109,498,203		$112,691,481
Net assets by class:
Class 1	$1,663,281	$	N/A	$	N/A	$2,789,964	$121,460,590	$1,007,688	$	N/A
Class 2	374,135,467		229,475,792		81,240,087	188,440,672	578,731,654	108,490,515		112,691,481
Net asset value per share of outstanding capital stock by class:
Class 1	2.280		N/A		N/A	3.829	8.120	2.384		N/A
Class 2	2.230		11.680		1.000	3.759	7.969	2.339		10.589
* Identified cost
Unaffiliated issuers	$374,289,427		$145,235,991		$81,170,345	$148,869,821	$331,668,302	$118,036,351		$107,110,464
Affiliated issuers	—		107,000,000		—	—	—	—		—
** Shares outstanding by class:
Class 1	731,074		N/A		N/A	728,516	14,958,320	422,759		N/A
Class 2	167,547,968		19,647,030		81,252,648	50,132,326	72,619,026	46,376,324		10,642,200
^ Collateral for open centrally cleared swaps	$—		$—		$—	$—	$—	$819,320		$—
^^ Foreign currency on deposit (cost)	$—		$—		$—	$—	$—	$155,658		$—

1  Formerly SFT Advantus Managed Volatility Fund.

2  Formerly SFT Advantus Money Market Fund.

See accompanying notes to financial statements.

	SFT Advantus Mortgage Securities Fund	SFT Advantus Real Estate Securities Fund	SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund		SFT Pyramis® Core Equity Fund	SFT T. Rowe Price Value Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$98,882,057	$156,429,780		$445,119,417		$157,337,876	$120,797,906		$203,251,696
Affiliated issuers (note 8)	—	—		—		—	—		—
Cash on demand deposit^	4,851	—		—		—	5,990		—
Foreign currency on deposit^^	—	—		—		—	—		—
Receivable:
Fund shares sold	—	—		—		—	—		4,067
Investment securities sold (including paydowns)	—	6,490,214		2,490,449		1,090,775	2,629,046		1,965,610
Investment securities sold on a forward – commitment basis (note 2)	—	—		—		—	—		—
Dividends and accrued interest	279,659	490,723		305,981		9,990	114,262		356,314
Refundable foreign income taxes withheld	—	—		49,135		—	17,272		68,397
Adviser (note 4)	—	—		—		—	—		—
Variation margin	—	—		—		—	—		—
Unrealized appreciation on forward foreign currency contracts	—	—		—		—	—		—
Prepaid expenses	2,247	2,248		2,248		2,248	2,248		2,248
Total assets	99,168,814	163,412,965		447,967,230		158,440,889	123,566,724		205,648,332
Liabilities
Bank overdraft	—	—		—		—	—		970,352
Payable:
Fund shares repurchased	856,060	5,880,463		386,334		211,896	159,170		—
Investment securities purchased	258,441	376,313		5,260,790		4,146,538	2,861,315		2,398,346
Investment securities purchased on a forward – commitment basis (note 2)	2,988,519	—		—		—	—		—
Adviser	58,822	125,727		342,863		143,644	95,686		157,724
Variation margin	—	—		—		—	—		—
Accrued expenses	52,693	37,786		48,526		35,237	62,591		55,249
Unrealized depreciation on forward foreign currency contracts	—	—		—		—	—		—
Total liabilities	4,214,535	6,420,289		6,038,513		4,537,315	3,178,762		3,581,671
Net assets applicable to outstanding capital stock	$94,954,279	$156,992,676		$441,928,717		$153,903,574	$120,387,962		$202,066,661
Net Assets Consist of:
Paid in capital**	$110,545,395	$61,360,385		$370,279,436		$131,117,672	$104,918,703		$184,025,111
Retained earnings (deficit)	(15,591,116)	95,632,291		71,649,281		22,785,902	15,469,259		18,041,550
Undistributed (overdistributed) net investment income	—	—		—		—	—		—
Accumulated net realized gain (loss)	—	—		—		—	—		—
Net unrealized appreciation (depreciation)	—	—		—		—	—		—
Net assets	$94,954,279	$156,992,676		$441,928,717		$153,903,574	$120,387,962		$202,066,661
Net assets by class:
Class 1	$260,576	$2,762,339	$	N/A	$	N/A	$620,634	$	N/A
Class 2	94,693,703	154,230,337		441,928,717		153,903,574	119,767,328		202,066,661
Net asset value per share of outstanding capital stock by class:
Class 1	1.953	4.804		N/A		N/A	11.184		N/A
Class 2	1.916	4.715		11.519		11.481	11.124		10.828
* Identified cost
Unaffiliated issuers	$96,574,933	$127,022,782		$395,161,008		$142,756,242	$114,285,566		$191,159,495
Affiliated issuers	—	—		—		—	—		—
** Shares outstanding by class:
Class 1	133,453	575,026		N/A		N/A	55,493		N/A
Class 2	49,414,178	32,713,435		38,365,806		13,404,616	10,766,863		18,661,024
^ Collateral for open centrally cleared swaps	$—	$—		$—		$—	$—		$—
^^ Foreign currency on deposit (cost)	$—	$—		$—		$—	$—		$—

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2016

(Unaudited)

	SFT Advantus Bond Fund	SFT Advantus Dynamic Managed Volatility Fund[2]	SFT Advantus Government Money Market Fund[3]	SFT Advantus Index 400 Mid-Cap Fund	SFT Advantus Index 500 Fund	SFT Advantus International Bond Fund	SFT Advantus Managed Volatility Equity Fund
Income:
Interest[1]	$6,777,748	$1,635,454	$159,260	$29	$5	$2,057,240	$—
Dividends	—	176,887	—	1,654,958	7,604,195	19,081	1,038,947
Foreign tax withholding	—	—	—	—	—	(187,182)	—
Total investment income	6,777,748	1,812,341	159,260	1,654,987	7,604,200	1,889,139	1,038,947
Expenses (note 4):
Investment advisory fee	774,946	691,581	127,005	151,659	504,049	327,055	206,045
Rule 12b-1 fees	476,392	265,993	105,837	231,372	704,039	135,047	79,248
Audit and accounting services	102,668	53,361	70,236	52,979	88,973	64,814	49,015
Administrative services fee	21,109	15,263	23,977	12,117	12,117	26,881	13,637
Legal fees	8,112	6,439	10,786	6,544	9,089	6,348	8,215
Custodian fees	18,610	31,013	7,484	6,658	10,960	44,651	5,246
Printing and shareholder reports	5,134	5,134	5,171	5,134	5,134	5,134	11,575
Trustee's fees	8,691	8,691	8,691	8,691	8,691	8,691	8,932
S&P Licensing fee	—	613	—	7,864	25,051	—	—
Insurance	3,528	3,528	3,528	3,528	3,528	3,528	3,793
Other	7,584	1,575	29,387	5,318	12,606	3,383	1,301
Total expenses before fees waived	1,426,774	1,083,191	392,102	491,864	1,384,237	625,532	387,007
Less fees waived (note 4)	—	(231,074)	(232,842)	—	—	—	(133,291)
Total expenses net of fees waived	1,426,774	852,117	159,260	491,864	1,384,237	625,532	253,716
Investment income — net	5,350,974	960,224	—	1,163,123	6,219,963	1,263,607	785,231
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	4,407,790	(4,321)	29,097	18,645,383	8,225,141	(3,034,382)	(19,166)
Affiliated issuers (note 8)	—	—	—	—	—	—	—
Swaps	—	—	—	—	—	(163,407)	—
Foreign currency transactions	—	—	—	—	—	(2,075,493)	—
Net increase from litigation payments	—	—	—	1,505	28,966	34,031	—
Futures transactions	(590,053)	(498,305)	—	1,252,810	714,673	—	(1,239,929)
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	11,533,170	5,926,788	—	(5,393,626)	9,507,390	7,602,723	4,699,709
Affiliated issuers (note 8)	—	2,890,872	—	—	—	—	—
Swaps	—	—	—	—	—	(1,317,153)	—
Translation of assets and liabilities in foreign currency	—	—	—	—	—	(4,078,757)	—
Futures transactions	(533,333)	(378,665)	—	(108,140)	(136,816)	—	(462,469)
Net gains (losses) on investments	14,817,574	7,936,369	29,097	14,397,932	18,339,354	(3,032,438)	2,978,145
Net increase (decrease) in net assets resulting from operations	$20,168,548	$8,896,593	$29,097	$15,561,055	$24,559,317	$(1,768,831)	$3,763,376

1  All income is from unaffiliated issuers.

2  Formerly SFT Advantus Managed Volatility Fund.

3  Formerly SFT Advantus Money Market Fund.

See accompanying notes to financial statements.

	SFT Advantus Mortgage Securities Fund	SFT Advantus Real Estate Securities Fund	SFT IvySM Growth Fund	SFT IvySM Small Cap Growth Fund	SFT Pyramis® Core Equity Fund	SFT T. Rowe Price Value Fund
Income:
Interest[1]	$1,388,500	$10	$22,939	$23,617	$1,436	$4,425
Dividends	6,200	3,027,152	2,784,596	302,366	920,610	2,549,378
Foreign tax withholding	—	—	(30,362)	—	(949)	(28,245)
Total investment income	1,394,700	3,027,162	2,777,173	325,983	921,097	2,525,558
Expenses (note 4):
Investment advisory fee	189,939	522,362	1,483,202	601,838	391,211	660,326
Rule 12b-1 fees	117,528	178,037	553,434	177,011	149,737	246,390
Audit and accounting services	52,355	48,639	71,759	45,713	36,039	55,044
Administrative services fee	20,547	12,117	12,117	12,116	12,117	12,171
Legal fees	11,014	6,348	6,544	6,544	6,707	6,544
Custodian fees	18,753	3,997	7,594	9,755	7,400	26,446
Printing and shareholder reports	5,134	5,134	5,134	5,134	5,134	4,962
Trustee's fees	8,691	8,691	8,691	8,691	8,691	8,691
S&P Licensing fee	—	—	—	—	—	—
Insurance	3,528	3,528	3,528	3,528	3,528	3,528
Other	2,925	3,686	9,526	4,372	3,623	4,990
Total expenses before fees waived	430,414	792,539	2,161,529	874,702	624,187	1,029,092
Less fees waived (note 4)	—	—	—	—	—	—
Total expenses net of fees waived	430,414	792,539	2,161,529	874,702	624,187	1,029,092
Investment income — net	964,286	2,234,623	615,644	(548,719)	296,910	1,496,466
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	140,724	7,790,607	6,564,960	1,199,479	(4,033,301)	(3,024,327)
Affiliated issuers (note 8)	—	—	—	—	—	—
Swaps	—	—	—	—	—	—
Foreign currency transactions	—	—	139	—	—	(7,357)
Net increase from litigation payments	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	1,685,835	6,131,935	(27,026,118)	13,809,778	2,570,324	5,244,798
Affiliated issuers (note 8)	—	—	—	—	—	—
Swaps	—	—	—	—	—	—
Translation of assets and liabilities in foreign currency	—	—	50	—	—	851
Futures transactions	—	—	—	—	—	—
Net gains (losses) on investments	1,826,559	13,922,542	(20,460,969)	15,009,257	(1,462,977)	2,213,965
Net increase (decrease) in net assets resulting from operations	$2,790,845	$16,157,165	$(19,845,325)	$14,460,538	$(1,166,067)	$3,710,431

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2016 and year or period ended December 31, 2015

(Unaudited)

	SFT Advantus Bond Fund		SFT Advantus Dynamic Managed Volatility Fund[1]		SFT Advantus Government Money Market Fund[2]
	2016	2015	2016	2015	2016	2015
Operations:
Investment income – net	$5,350,974	$10,453,139	$960,224	$1,301,223	$—	$—
Net realized gains (losses) on investments	3,817,737	(56,332)	(502,626)	(5,238,146)	29,097	872
Net change in unrealized appreciation or depreciation of investments	10,999,837	(9,655,397)	8,438,995	(3,545,337)	—	—
Net increase (decrease) in net assets resulting from operations	20,168,548	741,410	8,896,593	(7,482,260)	29,097	872
Capital stock transactions:
Proceeds from sales
Class 1	590,663	1,323,447	—	—	—	—
Class 2	3,398,722	47,256,298	23,482,129	105,460,244	8,422,772	39,859,401
Payments for redemption of shares
Class 1	(5,511,447)	(496,546)	—	—	—	—
Class 2	(32,024,587)	(33,976,002)	(6,889,565)	(25,038,119)	(16,040,338)	(37,936,081)
Increase (decrease) in net assets from capital stock transactions	(33,546,649)	14,107,197	16,592,564	80,422,125	(7,617,566)	1,923,320
Total increase (decrease) in net assets	(13,378,101)	14,848,607	25,489,157	72,939,865	(7,588,469)	1,924,192
Net assets at beginning of period	389,176,849	374,328,242	203,986,635	131,046,770	88,828,556	86,904,364
Net assets at end of period	$375,798,748	$389,176,849	$229,475,792	$203,986,635	$81,240,087	$88,828,556
Capital share transactions:
Proceeds from sales
Class 1	265,751	608,048	—	—	—	—
Class 2	1,555,780	22,265,947	2,084,250	9,126,430	8,422,772	39,859,401
Net change from capital transactions	1,821,531	22,873,995	2,084,250	9,126,430	8,422,772	39,859,401
Payments for redemption of shares
Class 1	(2,428,791)	(228,367)	—	—	—	—
Class 2	(14,650,415)	(15,928,093)	(608,466)	(2,249,753)	(16,040,338)	(37,936,081)
Net change from capital transactions	(17,079,206)	(16,156,460)	(608,466)	(2,249,753)	(16,040,338)	(37,936,081)

1  Formerly SFT Advantus Managed Volatility Fund.

2  Formerly SFT Advantus Money Market Fund.

See accompanying notes to financial statements.

	SFT Advantus Index 400 Mid-Cap Fund		SFT Advantus Index 500 Fund
	2016	2015	2016	2015
Operations:
Investment income – net	$1,163,123	$2,284,055	$6,219,963	$11,103,511
Net realized gains (losses) on investments	19,899,698	24,990,434	8,968,780	34,220,766
Net change in unrealized appreciation or depreciation of investments	(5,501,766)	(32,528,902)	9,370,574	(38,613,344)
Net increase (decrease) in net assets resulting from operations	15,561,055	(5,254,413)	24,559,317	6,710,933
Capital stock transactions:
Proceeds from sales
Class 1	1,275,165	3,014,567	37,648,276	50,362,052
Class 2	4,369,542	4,553,072	7,654,770	41,848,727
Payments for redemption of shares
Class 1	(16,693,189)	(1,143,425)	(30,534,694)	(2,010,310)
Class 2	(15,846,051)	(32,328,550)	(26,414,673)	(56,072,867)
Increase (decrease) in net assets from capital stock transactions	(26,894,533)	(25,904,336)	(11,646,321)	34,127,602
Total increase (decrease) in net assets	(11,333,478)	(31,158,749)	12,912,996	40,838,535
Net assets at beginning of period	202,564,114	233,722,863	687,279,248	646,440,713
Net assets at end of period	$191,230,636	$202,564,114	$700,192,244	$687,279,248
Capital share transactions:
Proceeds from sales
Class 1	356,623	815,402	4,649,971	6,459,152
Class 2	1,249,419	1,246,026	1,002,439	5,414,073
Net change from capital transactions	1,606,042	2,061,428	5,652,410	11,873,225
Payments for redemption of shares
Class 1	(4,369,966)	(309,356)	(3,768,681)	(254,782)
Class 2	(4,310,104)	(8,932,333)	(3,390,823)	(7,229,840)
Net change from capital transactions	(8,680,070)	(9,241,689)	(7,159,504)	(7,484,622)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2016 and year or period ended December 31, 2015

(Unaudited)

	SFT Advantus International Bond Fund		SFT Advantus Managed Volatility Equity Fund[1]		SFT Advantus Mortgage Securities Fund
	2016	2015	2016	2015	2016	2015
Operations:
Investment income – net	$1,263,607	$2,800,232	$785,231	$141,381	$964,286	$1,950,839
Net realized gains (losses) on investments	(5,239,251)	3,409,319	(1,259,095)	30,182	140,724	2,091,083
Net change in unrealized appreciation or depreciation of investments	2,206,813	(11,294,404)	4,237,240	(23,039)	1,685,835	(1,214,082)
Net increase (decrease) in net assets resulting from operations	(1,768,831)	(5,084,853)	3,763,376	148,524	2,790,845	2,827,840
Capital stock transactions:
Proceeds from sales
Class 1	82,013	171,531	—	—	93,344	147,030
Class 2	1,291,398	3,282,098	83,414,057	25,365,524	2,782,125	3,492,012
Payments for redemption of shares
Class 1	(44,894)	(86,111)	—	—	(774,446)	(73,822)
Class 2	(3,593,375)	(9,862,746)	—	—	(4,352,760)	(10,139,060)
Increase (decrease) in net assets from capital stock transactions	(2,264,858)	(6,495,228)	83,414,057	25,365,524	(2,251,737)	(6,573,840)
Total increase (decrease) in net assets	(4,033,689)	(11,580,081)	87,177,433	25,514,048	539,108	(3,746,000)
Net assets at beginning of period	113,531,892	125,111,973	25,514,048	—	94,415,171	98,161,171
Net assets at end of period	$109,498,203	$113,531,892	$112,691,481	$25,514,048	$94,954,279	$94,415,171
Capital share transactions:
Proceeds from sales
Class 1	34,599	69,081	—	—	48,400	78,384
Class 2	552,433	1,337,257	8,107,071	2,535,129	1,471,146	1,893,593
Net change from capital transactions	587,032	1,406,338	8,107,071	2,535,129	1,519,546	1,971,977
Payments for redemption of shares
Class 1	(18,828)	(34,876)	—	—	(396,911)	(39,320)
Class 2	(1,542,923)	(4,054,692)	—	—	(2,299,773)	(5,501,246)
Net change from capital transactions	(1,561,751)	(4,089,568)	—	—	(2,696,684)	(5,540,566)

1  The Fund commenced operations on November 18, 2015.

See accompanying notes to financial statements.

	SFT Advantus Real Estate Securities Fund		SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund
	2016	2015	2016	2015	2016	2015
Operations:
Investment income – net	$2,234,623	$1,922,347	$615,644	$39,792	$(548,719)	$(1,454,377)
Net realized gains (losses) on investments	7,790,607	13,037,803	6,565,099	16,189,994	1,199,479	10,108,406
Net change in unrealized appreciation or depreciation of investments	6,131,935	(8,048,576)	(27,026,068)	16,755,800	13,809,778	(14,170,483)
Net increase (decrease) in net assets resulting from operations	16,157,165	6,911,574	(19,845,325)	32,985,586	14,460,538	(5,516,454)
Capital stock transactions:
Proceeds from sales
Class 1	474,446	1,345,152	—	—	—	—
Class 2	1,938,576	21,582,789	1,425,792	4,349,063	504,707	2,783,923
Payments for redemption of shares
Class 1	(5,234,758)	(411,732)	—	—	—	—
Class 2	(8,249,127)	(24,401,085)	(18,732,641)	(58,828,446)	(6,527,082)	(34,086,306)
Increase (decrease) in net assets from capital stock transactions	(11,070,863)	(1,884,876)	(17,306,849)	(54,479,383)	(6,022,375)	(31,302,383)
Total increase (decrease) in net assets	5,086,302	5,026,698	(37,152,174)	(21,493,797)	8,438,163	(36,818,837)
Net assets at beginning of period	151,906,374	146,879,676	479,080,891	500,574,688	145,465,411	182,284,248
Net assets at end of period	$156,992,676	$151,906,374	$441,928,717	$479,080,891	$153,903,574	$145,465,411
Capital share transactions:
Proceeds from sales
Class 1	109,352	323,734	—	—	—	—
Class 2	455,279	5,150,917	126,561	368,876	52,865	240,445
Net change from capital transactions	564,631	5,474,651	126,561	368,876	52,865	240,445
Payments for redemption of shares
Class 1	(1,095,493)	(98,752)	—	—	—	—
Class 2	(1,904,496)	(5,925,709)	(1,645,846)	(4,967,733)	(615,878)	(3,135,086)
Net change from capital transactions	(2,999,989)	(6,024,461)	(1,645,846)	(4,967,733)	(615,878)	(3,135,086)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2016 and year or period ended December 31, 2015

(Unaudited)

	SFT Pyramis® Core Equity Fund		SFT T. Rowe Price Value Fund
	2016	2015	2016	2015
Operations:
Investment income – net	$296,910	$570,340	$1,496,466	$2,436,307
Net realized gains (losses) on investments	(4,033,301)	7,209,453	(3,031,684)	4,789,143
Net change in unrealized appreciation or depreciation of investments	2,570,324	(6,584,517)	5,245,649	(11,463,997)
Net increase (decrease) in net assets resulting from operations	(1,166,067)	1,195,276	3,710,431	(4,238,547)
Capital stock transactions:
Proceeds from sales
Class 1	70,454	77,858	—	—
Class 2	561,910	6,540,794	1,163,578	2,389,895
Payments for redemption of shares
Class 1	(34,238)	(162,872)	—	—
Class 2	(7,927,739)	(20,701,936)	(10,504,923)	(23,656,051)
Increase (decrease) in net assets from capital stock transactions	(7,329,613)	(14,246,156)	(9,341,345)	(21,266,156)
Total increase (decrease) in net assets	(8,495,680)	(13,050,880)	(5,630,914)	(25,504,703)
Net assets at beginning of period	128,883,642	141,934,522	207,697,575	233,202,278
Net assets at end of period	$120,387,962	$128,883,642	$202,066,661	$207,697,575
Capital share transactions:
Proceeds from sales
Class 1	6,481	6,770	—	—
Class 2	53,657	566,592	111,679	227,035
Net change from capital transactions	60,138	573,362	111,679	227,035
Payments for redemption of shares
Class 1	(3,118)	(14,094)	—	—
Class 2	(727,846)	(1,819,275)	(1,013,743)	(2,184,806)
Net change from capital transactions	(730,964)	(1,833,369)	(1,013,743)	(2,184,806)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Advantus Bond Fund

	Class 1 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$2.157		$2.148	$2.016	$2.024	$1.880	$1.736
Income from investment operations:
Net investment income (a)	.033		.066	.064	.060	.055	.045
Net gains (losses) (both realized and unrealized)	.090		(.057)	.068	(.068)	.089	.099
Total from investment operations	.123		.009	.132	(.008)	.144	.144
Net asset value, end of period	$2.280		$2.157	$2.148	$2.016	$2.024	$1.880
Total return (b)	5.47%		0.41%	6.56%	(0.40)%	7.69%	8.30%
Net assets, end of period (in thousands)	$1,663		$6,243	$5,402	$4,414	$3,156	$421
Ratios to average net assets:
Expenses (c)	.49	%(d)	.49%	.49%	.51%	.51%	.50%
Net investment income	3.01	%(d)	3.03%	3.07%	2.96%	2.77%	2.48%
Portfolio turnover rate (excluding short-term securities)	157.0%		179.3%	193.5%	235.8%	205.5%	270.5%
	Class 2 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$2.120		$2.117	$1.991	$2.004	$1.866	$1.727
Income from investment operations:
Net investment income (a)	.030		.059	.058	.054	.047	.041
Net gains (losses) (both realized and unrealized)	.080		(.056)	.068	(.067)	.091	.098
Total from investment operations	.110		.003	.126	(.013)	.138	.139
Net asset value, end of period	$2.230		$2.120	$2.117	$1.991	$2.004	$1.866
Total return (b)	5.34%		0.16%	6.29%	(0.65)%	7.42%	8.03%
Net assets, end of period (in thousands)	$374,136		$382,934	$368,926	$356,034	$360,115	$359,289
Ratios to average net assets:
Expenses (c)	.74	%(d)	.74%	.74%	.76%	.76%	.75%
Net investment income	2.76	%(d)	2.78%	2.82%	2.71%	2.41%	2.26%
Portfolio turnover rate (excluding short-term securities)	157.0%		179.3%	193.5%	235.8%	205.5%	270.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Dynamic Managed Volatility Fund
(formerly SFT Advantus Managed Volatility Fund)

	Class 2 Shares
	Six months ended June 30, 2016		Year or period ended December 31,
	(unaudited)		2015	2014	2013 (a)
Net asset value, beginning of period	$11.226		$11.603	$10.731	$10.000
Income from investment operations:
Net investment income (b)	.051		.082	.039	.008
Net gains (losses) (both realized and unrealized)	.403		(.459)	.833	.723
Total from investment operations	.454		(.377)	.872	.731
Net asset value, end of period	$11.680		$11.226	$11.603	$10.731
Total return (c)	4.05%		(3.25)%	8.12%	7.31%
Net assets, end of period (in thousands)	$229,476		$203,987	$131,047	$52,931
Ratios to average net assets:
Expenses before waiver (d)	1.02	%(e)	1.02%	1.19%	1.37	%(e)
Expenses net of waiver (d)(f)	.80	%(e)	.80%	.80%	.80	%(e)
Net investment income	.90	%(e)	.71%	.35%	.12	%(e)
Portfolio turnover rate (excluding short-term securities)	.3%		5.1%	1.5%	32.1%

(a)  The Fund commenced operations on May 1, 2013.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Government Money Market Fund
(formerly SFT Advantus Money Market Fund)

	Class 2 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	–		–	–	–	–	–
Total from investment operations	–		–	–	–	–	–
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	–%		–%	–%	–%	–%	–%
Net assets, end of period (in thousands)	$81,240		$88,829	$86,904	$89,423	$95,858	$108,115
Ratios to average net assets:
Expenses before waiver (c)	.93	%(d)	.85%	.83%	.86%	.83%	.69%
Expenses net of waiver (c)(e)	.38	%(d)	.12%	.10%	.13%	.17%	.14%
Net investment income	–%		–%	–%	–%	–%	–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.553		$3.640	$3.324	$2.497	$2.124	$2.168
Income from investment operations:
Net investment income (a)	.025		.046	.040	.034	.040	.021
Net gains (losses) (both realized and unrealized)	.251		(.133)	.276	.793	.333	(.065)
Total from investment operations	.276		(.087)	.316	.827	.373	(.044)
Net asset value, end of period	$3.829		$3.553	$3.640	$3.324	$2.497	$2.124
Total return (b)	7.79%		(2.39)%	9.51%	33.11%	17.54%	(2.02)%
Net assets, end of period (in thousands)	$2,790		$16,847	$15,418	$12,802	$6,656	$249
Ratios to average net assets:
Expenses (c)	.26	%(d)	.26%	.25%	.28%	.31%	.29%
Net investment income	1.38	%(d)	1.24%	1.15%	1.15%	1.65%	1.09%
Portfolio turnover rate (excluding short-term securities)	9.7%		16.1%	12.0%	9.3%	8.0%	16.3%
	Class 2 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$3.491		$3.586	$3.283	$2.472	$2.109	$2.157
Income from investment operations:
Net investment income (a)	.020		.036	.030	.025	.023	.015
Net gains (losses) (both realized and unrealized)	.248		(.131)	.273	.786	.340	(.063)
Total from investment operations	.268		(.095)	.303	.811	.363	(.048)
Net asset value, end of period	$3.759		$3.491	$3.586	$3.283	$2.472	$2.109
Total return (b)	7.66%		(2.63)%	9.24%	32.78%	17.24%	(2.26)%
Net assets, end of period (in thousands)	$188,441		$185,717	$218,305	$215,884	$180,588	$165,651
Ratios to average net assets:
Expenses (c) .	.51	%(d)	.51%	.50%	.53%	.56%	.54%
Net investment income	1.13	%(d)	.98%	.89%	.87%	.99%	.82%
Portfolio turnover rate (excluding short-term securities)	9.7%		16.1%	12.0%	9.3%	8.0%	16.3%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.829		$7.737	$6.822	$5.167	$4.465	$4.384
Income from investment operations:
Net investment income (a)	.079		.147	.132	.115	.111	.083
Net gains (losses) (both realized and unrealized)	.212		(.055)	.783	1.540	.591	(.002)
Total from investment operations	.291		.092	.915	1.655	.702	.081
Net asset value, end of period	$8.120		$7.829	$7.737	$6.822	$5.167	$4.465
Total return (b)	3.72%		1.18%	13.41%	32.04%	15.71%	1.85%
Net assets, end of period (in thousands)	$121,460		$110,210	$60,909	$36,387	$11,524	$421
Ratios to average net assets:
Expenses (c)	.20	%(d)	.21%	.21%	.22%	.24%	.23%
Net investment income	2.06	%(d)	1.88%	1.83%	1.88%	2.19%	1.88%
Portfolio turnover rate (excluding short-term securities)	2.2%		6.1%	4.8%	4.5%	2.6%	4.6%
	Class 2 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.693		$7.622	$6.737	$5.115	$4.432	$4.362
Income from investment operations:
Net investment income (a)	.069		.124	.110	.095	.088	.070
Net gains (losses) (both realized and unrealized)	.207		(.053)	.775	1.527	.595	–
Total from investment operations	.276		.071	.885	1.622	.683	.070
Net asset value, end of period	$7.969		$7.693	$7.622	$6.737	$5.115	$4.432
Total return (b)	3.60%		0.93%	13.13%	31.71%	15.42%	1.59%
Net assets, end of period (in thousands)	$578,732		$577,069	$585,532	$540,439	$432,694	$418,980
Ratios to average net assets:
Expenses (c)	.45	%(d)	.46%	.46%	.47%	.49%	.48%
Net investment income	1.81	%(d)	1.61%	1.56%	1.59%	1.80%	1.60%
Portfolio turnover rate (excluding short-term securities)	2.2%		6.1%	4.8%	4.5%	2.6%	4.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$2.418		$2.517	$2.468	$2.464	$2.115	$2.116
Income from investment operations:
Net investment income (a)	.030		.063	.074	.078	.086	.089
Net gains (losses) (both realized and unrealized)	(.064)		(.162)	(.025)	(.074)	.263	(.090)
Total from investment operations	(.034)		(.099)	.049	.004	.349	(.001)
Net asset value, end of period	$2.384		$2.418	$2.517	$2.468	$2.464	$2.115
Total return (b)	(1.42)%		(3.92)%	1.96%	0.17%	16.49%	(0.01)%
Net assets, end of period (in thousands)	$1,008		$984	$938	$756	$606	$395
Ratios to average net assets:
Expenses (c)	.91	%(d)	.89%	.86%	.87%	.94%	.95%
Net investment income	2.55	%(d)	2.55%	2.93%	3.18%	3.76%	4.07%
Portfolio turnover rate (excluding short-term securities)	20.8%		42.4%	19.3%	17.7%	38.8%	18.8%
	Class 2 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$2.376		$2.479	$2.438	$2.440	$2.100	$2.105
Income from investment operations:
Net investment income (a)	.027		.056	.067	.071	.079	.083
Net gains (losses) (both realized and unrealized)	(.064)		(.159)	(.026)	(.073)	.261	(.088)
Total from investment operations	(.037)		(.103)	.041	(.002)	.340	(.005)
Net asset value, end of period	$2.339		$2.376	$2.479	$2.438	$2.440	$2.100
Total return (b)	(1.54)%		(4.16)%	1.70%	(0.08)%	16.20%	(0.26)%
Net assets, end of period (in thousands)	$108,490		$112,548	$124,174	$128,885	$127,590	$110,987
Ratios to average net assets:
Expenses (c)	1.16	%(d)	1.14%	1.11%	1.12%	1.19%	1.20%
Net investment income	2.32	%(d)	2.29%	2.69%	2.92%	3.51%	3.85%
Portfolio turnover rate (excluding short-term securities)	20.8%		42.4%	19.3%	17.7%	38.8%	18.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Managed Volatility Equity Fund

	Class 2 Shares
	Six months ended June 30, 2016 (unaudited)		Period ended December 31, 2015 (a)
Net asset value, beginning of period	$10.064		$10.000
Income from investment operations:
Net investment income (b) .	.129		.066
Net gains (losses) (both realized and unrealized)	.396		(.002)
Total from investment operations	.525		.064
Net asset value, end of period	$10.589		$10.064
Total return (c)	5.22%		0.64%
Net assets, end of period (in thousands)	$112,691		$25,514
Ratios to average net assets:
Expenses before waiver (d)	1.22	%(e)	2.28	%(e)
Expenses net of waiver (d)(f)	.80	%(e)	.80	%(e)
Net investment income	2.48	%(e)	5.53	%(e)
Portfolio turnover rate (excluding short-term securities)	6.8%		0.0%

(a)  The Fund commenced operations on November 18, 2015.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Mortgage Securities Fund

	Class 1 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$1.894		$1.835	$1.731	$1.761	$1.698	$1.587
Income from investment operations:
Net investment income (a)	.022		.042	.031	.029	.038	.025
Net gains (losses) (both realized and unrealized)	.037		.017	.073	(.059)	.025	.086
Total from investment operations	.059		.059	.104	(.030)	.063	.111
Net asset value, end of period	$1.953		$1.894	$1.835	$1.731	$1.761	$1.698
Total return (b)	3.10%		3.21%	6.03%	(1.73)%	3.75%	7.00%
Net assets, end of period (in thousands)	$260		$913	$813	$985	$521	$196
Ratios to average net assets:
Expenses (c)	.66	%(d)	.64%	.63%	.68%	.68%	.63%
Net investment income	2.28	%(d)	2.25%	1.73%	1.67%	2.18%	1.54%
Portfolio turnover rate (excluding short-term securities)	34.8%		141.4%	232.2%	370.7%	231.3%	241.8%
	Class 2 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$1.861		$1.808	$1.709	$1.744	$1.685	$1.579
Income from investment operations:
Net investment income (a)	.019		.037	.026	.025	.034	.022
Net gains (losses) (both realized and unrealized)	.036		.016	.073	(.060)	.025	.084
Total from investment operations	.055		.053	.099	(.035)	.059	.106
Net asset value, end of period	$1.916		$1.861	$1.808	$1.709	$1.744	$1.685
Total return (b)	2.97%		2.95%	5.76%	(1.98)%	3.49%	6.73%
Net assets, end of period (in thousands)	$94,694		$93,502	$97,348	$95,570	$96,902	$105,053
Ratios to average net assets:
Expenses (c)	.91	%(d)	.89%	.88%	.93%	.93%	.87%
Net investment income	2.03	%(d)	2.00%	1.48%	1.44%	1.98%	1.34%
Portfolio turnover rate (excluding short-term securities)	34.8%		141.4%	232.2%	370.7%	231.3%	241.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$4.324		$4.108	$3.143	$3.100	$2.623	$2.482
Income from investment operations:
Net investment income (a)	.070		.066	.062	.050	.052	.031
Net gains (losses) (both realized and unrealized)	.410		.150	.903	(.007)	.425	.110
Total from investment operations	.480		.216	.965	.043	.477	.141
Net asset value, end of period	$4.804		$4.324	$4.108	$3.143	$3.100	$2.623
Total return (b)	11.10%		5.25%	30.70%	1.40%	18.20%	5.68%
Net assets, end of period (in thousands)	$2,763		$6,750	$5,489	$3,713	$2,522	$458
Ratios to average net assets:
Expenses (c)	.82	%(d)	.84%	.85%	.90%	.93%	.92%
Net investment income	3.25	%(d)	1.59%	1.70%	1.55%	1.75%	2.44%
Portfolio turnover rate (excluding short-term securities)	33.2%		65.8%	85.4%	39.8%	47.6%	57.7%
	Class 2 Shares
	Six months ended June 30, 2016		Year ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$4.249		$4.047	$3.104	$3.069	$2.603	$2.469
Income from investment operations:
Net investment income (a)	.063		.053	.050	.038	.034	.023
Net gains (losses) (both realized and unrealized) .	.403		.149	.893	(.003)	.432	.111
Total from investment operations .	.466		.202	.943	.035	.466	.134
Net asset value, end of period	$4.715		$4.249	$4.047	$3.104	$3.069	$2.603
Total return (b)	10.96%		4.99%	30.37%	1.15%	17.90%	5.42%
Net assets, end of period (in thousands)	$154,230		$145,156	$141,391	$112,753	$108,327	$98,444
Ratios to average net assets:
Expenses (c)	1.07	%(d)	1.09%	1.10%	1.15%	1.18%	1.16%
Net investment income	2.98	%(d)	1.30%	1.40%	1.18%	1.16%	2.12%
Portfolio turnover rate (excluding short-term securities)	33.2%		65.8%	85.4%	39.8%	47.6%	57.7%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Growth Fund

	Class 2 Shares
	Six months ended June 30, 2016		Year or Period ended December 31,
	(unaudited)		2015	2014 (a)
Net asset value, beginning of period	$12.012		$11.253	$10.000
Income from investment operations:
Net investment income (b)	.016		.001	.011
Net gains (losses) (both realized and unrealized)	(.509)		.758	1.242
Total from investment operations	(.493)		.759	1.253
Net asset value, end of period	$11.519		$12.012	$11.253
Total return (c)	(4.10)%		6.74%	12.53%
Net assets, end of period (in thousands)	$441,929		$479,081	$500,575
Ratios to average net assets:
Expenses (d)	.98	%(e)	.97%	.96	%(e)
Net investment income	.28	%(e)	.01%	.15	%(e)
Portfolio turnover rate (excluding short-term securities)	25.9%		31.9%	44.7%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Small Cap Growth Fund

	Class 2 Shares
	Six months ended June 30, 2016		Year or Period ended December 31,
	(unaudited)		2015	2014 (a)
Net asset value, beginning of period	$10.414		$10.810	$10.000
Income from investment operations:
Net investment income (b)	(.040)		(.090)	(.048)
Net gains (losses) (both realized and unrealized)	1.107		(.306)	.858
Total from investment operations	1.067		(.396)	.810
Net asset value, end of period	$11.481		$10.414	$10.810
Total return (c)	10.24%		(3.66)%	8.10%
Net assets, end of period (in thousands)	$153,904		$145,465	$182,284
Ratios to average net assets:
Expenses (d)	1.24	%(e)	1.19%	1.22	%(e)
Net investment income	(.77	)%(e)	(.80)%	(.71	)%(e)
Portfolio turnover rate (excluding short-term securities)	39.2%		65.4%	115.8%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Pyramis® Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2016		Year or Period ended December 31,
	(unaudited)		2015	2014 (a)
Net asset value, beginning of period	$11.261		$11.148	$10.000
Income from investment operations:
Net investment income (b)	.040		.075	.053
Net gains (losses) (both realized and unrealized)	(.117)		.038	1.095
Total from investment operations	(.077)		.113	1.148
Net asset value, end of period	$11.184		$11.261	$11.148
Total return (c)	(0.68)%		1.01%	11.48%
Net assets, end of period (in thousands)	$621		$587	$663
Ratios to average net assets:
Expenses (d)	.79	%(e)	.78%	.86	%(e)
Net investment income .	75	%(e)	.66%	.74	%(e)
Portfolio turnover rate (excluding short-term securities)	46.5%		84.6%	54.2%
	Class 2 Shares
	Six months ended June 30, 2016		Year or Period ended December 31,
	(unaudited)		2015	2014 (a)
Net asset value, beginning of period	$11.214		$11.129	$10.000
Income from investment operations:
Net investment income (b)	.026		.046	.035
Net gains (losses) (both realized and unrealized)	(.116)		.039	1.094
Total from investment operations	(.090)		.085	1.129
Net asset value, end of period	$11.124		$11.214	$11.129
Total return (c)	(0.81)%		0.76%	11.29%
Net assets, end of period (in thousands)	$119,767		$128,297	$141,272
Ratios to average net assets:
Expenses (d)	1.04	%(e)	1.03%	1.11	%(e)
Net investment income	.49	%(e)	.41%	.49	%(e)
Portfolio turnover rate (excluding short-term securities)	46.5%		84.6%	54.2%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2016		Year or Period ended December 31,
	(unaudited)		2015	2014 (a)
Net asset value, beginning of period	$10.617		$10.836	$10.000
Income from investment operations:
Net investment income (b)	.079		.119	.077
Net gains (losses) (both realized and unrealized)	.132		(.338)	.759
Total from investment operations	.211		(.219)	.836
Net asset value, end of period	$10.828		$10.617	$10.836
Total return (c)	1.99%		(2.02)%	8.36%
Net assets, end of period (in thousands)	$202,067		$207,698	$233,202
Ratios to average net assets:
Expenses (d)	1.04	%(e)	1.01%	1.02	%(e)
Net investment income	1.52	%(e)	1.10%	1.10	%(e)
Portfolio turnover rate (excluding short-term securities)	59.7%		65.0%	105.1%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Notes to Financial Statements

June 30, 2016

(Unaudited)

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the following Funds: SFT Advantus Bond, SFT Advantus Dynamic Managed Volatility (formerly known as SFT Advantus Managed Volatility Fund), SFT Advantus Government Money Market (formerly known as SFT Advantus Money Market Fund), SFT Advantus Index 400 Mid-Cap, SFT Advantus Index 500, SFT Advantus International Bond, SFT Advantus Managed Volatility Equity, SFT Advantus Mortgage Securities, SFT Advantus Real Estate Securities, SFT IvySM Growth, SFT IvySM Small Cap Growth, SFT Pyramis® Core Equity, and SFT T. Rowe Price Value Fund. Advantus Capital Management, Inc. ("Advantus Capital"), a wholly-owned subsidiary of Securian Financial Group, Inc., serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Advantus Capital and the Trust. The Trust's prospectus provides a detailed description of each Fund's investment objective, policies and strategies. The Funds may issue two classes of shares: Class 1 and Class 2, except for the SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Government Money Market Fund, SFT Advantus Managed Volatility Equity Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund which offer shares in only one class. Class 2 shares and shares of the SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Government Money Market Fund, SFT Advantus Managed Volatility Equity Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, "Financial Services – Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. Valuation Committee ("the Valuation Committee") under the supervision of the Trust's Board of Trustees ("the Board") and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Government Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Government Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Advantus Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant ("FCM") which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party's payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. Libor).

These agreements are executed on a registered exchange ("centrally cleared interest rate swaps"), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2016, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus International Bond Fund, SFT Advantus Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions or losses of the Fund will instead pass through and be taken into account for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Managed Volatility Equity Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life"), a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and takes into account for federal income tax purposes the income, gains, deductions and losses relating to those assets.

Effective January 1, 2016, SFT Advantus International Bond Fund elected to qualify and intends to continue to qualify as a regulated investment company for federal income tax purposes. The Fund's policy is to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all (or a sufficient amount) its taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

The FASB, Accounting Standards Codification 740, Income Taxes (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the six months ended June 30, 2016. The Funds' federal and state income tax returns for which the applicable statutes of limitations have not expired (2013, 2014 and 2015) remain subject to examination by the Internal Revenue Service and states department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Advantus Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock. Distributions to shareholders from net investment income and realized gains (if any) for the SFT Advantus International Bond Fund are generally declared and reinvested in additional shares of capital stock on an annual basis. The SFT Advantus International Bond Fund uses consent dividends in place of regular distributions. The other SFT Funds are not required to distribute taxable income, and Funds other than SFT Advantus Government Money Market Fund and SFT Advantus International Bond Fund will not distribute taxable income.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2016, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $7,666,418 and $3,008,846, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds ("Rule 2a-7"). In response to the amendments, effective April 29, 2016, the Fund has changed its name to the SFT Advantus Government Money Market Fund and converted to a 'government' money market fund, as defined under Rule 2a-7. As a result, on and after April 29, 2016, the Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as required by Rule 2a-7. It is expected that the fund's future total returns will be lower than its historical returns due to the conversion to a government money market fund.

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2016 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
SFT Advantus Bond Fund	$94,140,242	$92,775,012	$505,576,405	$544,172,165
SFT Advantus Dynamic Managed Volatility Fund	40,467,823	250,000	–	203,026
SFT Advantus Index 400 Mid-Cap Fund	18,328,707	46,204,548	–	–
SFT Advantus Index 500 Fund	15,673,539	14,422,984	–	–
SFT Advantus International Bond Fund	12,783,070	21,109,367	–	–
SFT Advantus Managed Volatility Equity Fund	74,195,094	3,859,677	–	–
SFT Advantus Mortgage Securities Fund	2,849,566	4,145,888	29,218,510	32,305,103
SFT Advantus Real Estate Securities Fund	49,613,372	57,081,765	–	–
SFT IvySM Growth Fund	114,182,757	139,954,940	–	–
SFT IvySM Small Cap Growth Fund	54,346,711	70,580,340	–	–
SFT Pyramis® Core Equity Fund	56,288,133	60,437,152	–	–
SFT T. Rowe Price Value Fund	118,167,312	130,004,439	–	–

*  Includes U.S. government-sponsored enterprise securities.

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Advantus Capital, a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"). Under the advisory agreement, Advantus Capital

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund of the Trust pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
SFT Advantus Bond Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Advantus Dynamic Managed Volatility Fund	0.65% of all assets
SFT Advantus Government Money Market Fund	0.30% of net assets to $1 billion; and 0.25% of net assets exceeding $1 billion
SFT Advantus Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Advantus Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Advantus International Bond Fund	0.60% of net assets to $1 billion; and 0.55% of net assets exceeding $1 billion
SFT Advantus Managed Volatility Equity Fund	0.65% of all assets
SFT Advantus Mortgage Securities Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Advantus Real Estate Securities Fund	0.70% of net assets to $1 billion; and 0.65% of net assets exceeding $1 billion
SFT IvySM Growth Fund	0.67% of net assets to $500 million; and 0.625% of next $300 million of net assets; and 0.60% of next $200 million of net assets; and 0.50% of net assets exceeding $1 billion
SFT IvySM Small Cap Growth Fund	0.85% of net assets to $1 billion; and 0.80% of next $2 billion of net assets; and 0.76% of net assets exceeding $3 billion
SFT Pyramis® Core Equity Fund	0.65% of all assets
SFT T. Rowe Price Value Fund	0.67% of net assets to $1 billion; and 0.65% of next $1.5 billion of net assets; and 0.60% of net assets exceeding $2.5 billion

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. ("Franklin"), a registered investment Advisor for the SFT Advantus International Bond Fund, under which Advantus Capital pays Franklin an annual fee of 0.37% based on average daily net assets.

Advantus Capital has a sub-advisory agreement with Waddell & Reed Investment Management Company ("WRIMCO"), a registered investment Advisor for the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund, under which Advantus Capital pays WRIMCO an annual fee ranging from 0.33% to 0.55% and 0.40% to 0.82% respectively, based on average daily net assets.

Advantus Capital has a sub-advisory agreement with FIAM, LLC ("Pyramis"), a registered investment Advisor for the SFT Pyramis® Core Equity Fund, under which Advantus Capital pays Pyramis an annual fee ranging from 0.31% to 0.33% based on average daily net assets.

Advantus Capital has a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), a registered investment Advisor for the SFT T. Rowe Price Value Fund, under which Advantus Capital pays T. Rowe Price an annual fee ranging from 0.30% to 0.50% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Administrative Services Fee

The Trust has an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $4,555 to $23,998.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2016, these fees ranged from .01% to .05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and its SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Managed Volatility Equity Fund, SFT Advantus Government Money Market Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund ("Covered Funds"). Each Covered Fund pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

Net Investment Income Maintenance Agreement for the SFT Advantus Government Money Market Fund

Effective May 1, 2012, the Board of Trustees of the Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Advantus Government Money Market Fund), Advantus Capital and Securian Financial. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay SFT Advantus Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. For the six months ended June 30, 2016, the advisory, 12b-1 distribution and other fee waivers totaled $127,005, $105,837, and $73 respectively. These amounts are reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2016, Advantus Capital and Securian Financial have collectively waived a cumulative total of $4,331,315 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $1,856,196 was eligible for recovery by Advantus Capital and Securian Financial as of such date. Amounts subject to potential recovery for the periods ended June 30, 2017 and 2018 are $1,204,462, and $551,518, respectively. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

negatively affected for an indefinite period. The Agreement shall continue in effect following April 30, 2017, provided such continuance is specifically approved by a majority of the Trust's independent Trustees.

SFT Advantus Dynamic Managed Volatility Fund Expense Waivers

Advantus Capital and the Trust, on behalf of the SFT Advantus Dynamic Managed Volatility Fund, have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2017. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. For the six months ended June 30, 2016, the advisory waivers totaled $231,074. This amount is reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2016, Advantus Capital has waived a cumulative total of $1,070,170 pursuant to the Agreement, of which $1,047,142 was eligible for recovery by Advantus Capital and Securian Financial as of such date. Amounts subject to potential recovery for the periods ended June 30, 2017 and 2018 are $804,298 and $449,746 respectively. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

SFT Advantus Managed Volatility Equity Fund Expense Waivers

Advantus Capital and the Trust, on behalf of the SFT Advantus Managed Volatility Equity Fund, have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through November 17, 2016. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. For the six months ended June 30, 2016, the advisory waivers totaled $133,291. This amount is reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2016, Advantus Capital has waived a cumulative total of $171,087 pursuant to the Agreement, of which $171,087 was eligible for recovery by Advantus Capital and Securian Financial as of such date. Amounts subject to potential recovery for the periods ended June 30, 2017 and 2018 are $171,087 and $171,087 respectively. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

Cross-Trades

The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

"Cross-Trading" procedures adopted by the Trust's Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross-trades during the six months ended June 30, 2016.

(5)  Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Government Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At June 30, 2016, the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund and SFT Advantus Mortgage Securities Fund held illiquid securities of $9,005,678, $1,724,911, and $1,770,227, respectively, which represent 2.4%, 0.8% and 1.9% of net assets, respectively. Pursuant to guidelines adopted by the Trust's Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of June 30, 2016:

Security	Acquisition Date	Cost
SFT Advantus Bond Fund
American Airlines 2013-2 Class B Pass Through Trust	12/17/2013	$1,475,879
FAN Engine Securitization, Ltd.	10/18/2013	449,578
Hometown Commercial Mortgage	Various	745,929
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	615,946
Longtrain Leasing III LLC, 2015 - 1A Class A1	01/23/2015	1,327,733
Multi Security Asset Trust	Various	1,524,644
Mylan NV	05/31/2016	2,997,497
		$9,137,206
SFT Advantus Dynamic Managed Volatility Fund
Aquarion Co.	08/19/2014	$498,220
Kansas City Southern	05/01/2013	253,364
Longtrain Leasing III LLC, 2015 - 1A Class A2	01/23/2015	999,570
		$1,751,154
SFT Advantus Mortgage Securities Fund
CountryPlace Manufactured Housing Contract Trust	06/29/2005	$51,113
FAN Engine Securitization, Ltd.	10/18/2013	120,236
Government National Mortgage Association (GNMA)	06/17/2003	533,309
Hometown Commercial Mortgage	11/28/2006	189,032
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	199,398
Longtrain Leasing III LLC, 2015 - 1A Class A1	01/23/2015	294,577
Multi Security Asset Trust	Various	978,707
		$2,366,372

(6)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended June 30, 2016, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2016 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$—	$172,743,982	$—	$172,743,982
Asset-Backed Securities	—	18,452,875	—	18,452,875
Other Mortgage-Backed Securities	—	19,778,184	—	19,778,184
Corporate Obligations	—	159,182,768	—	159,182,768
Investment Companies	17,832,089	—	—	17,832,089
Total Investments	17,832,089	370,157,809	—	387,989,898
Other Financial Instruments* Futures Contracts	112,823	—	—	112,823
Liabilities
Other Financial Instruments* Futures Contracts	(608,092)	—	—	(608,092)
SFT Advantus Dynamic Managed Volatility Fund[1]
Assets
Government Obligations	—	3,689,514	—	3,689,514
Asset-Backed Securities	—	940,821	—	940,821
Other Mortgage-Backed Securities	—	1,030,384	—	1,030,384
Corporate Obligations	—	86,489,730	—	86,489,730
Investment Companies	171,389,589	—	—	171,389,589
Total Investments	171,389,589	92,150,449	—	263,540,038
Liabilities
Other Financial Instruments* Futures Contracts	(383,152)	—	—	(383,152)
SFT Advantus Government Money Market Fund[2]
Assets
U.S. Government Obligations	—	70,436,240	—	70,436,240
Investment Companies	10,734,105	—	—	10,734,105
Total Investments	10,734,105	70,436,240	—	81,170,345
SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	177,221,990	—	—	177,221,990
Investment Companies	16,621,533	—	—	16,621,533
Total Investments	193,843,523	—	—	193,843,523
Liabilities
Other Financial Instruments* Futures Contracts	(205,464)	—	—	(205,464)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2016 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Index 500 Fund
Assets
Common Stocks	$688,087,445	$—	$—	$688,087,445
Investment Companies	17,465,396	—	—	17,465,396
Total Investments	705,552,841	—	—	705,552,841
Liabilities
Other Financial Instruments* Futures Contracts	(57,505)	—	—	(57,505)
SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	63,805,355	—	63,805,355
Short-Term Debt Securities	—	22,905,251	—	22,905,251
Investment Companies	29,352,807	—	—	29,352,807
Total Investments	29,352,807	86,710,606	—	116,063,413
Other Financial Instruments* Forward Foreign Currency Contracts	—	995,597	—	995,597
Liabilities
Other Financial Instruments* Forward Foreign Currency Contracts	—	(4,535,712)	—	(4,535,712)
Interest Rate Swap Contracts	—	(1,866,617)	—	(1,866,617)
SFT Advantus Managed Volatility Equity Fund
Assets
Investment Companies	111,727,330	—	—	111,727,330
Total Investments	111,727,330	—	—	111,727,330
Liabilities
Other Financial Instruments* Futures Contracts	(402,665)	—	—	(402,665)
SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	—	77,543,256	—	77,543,256
Asset-Backed Securities	—	5,061,457	—	5,061,457
Other Mortgage-Backed Securities	—	5,040,530	—	5,040,530
Corporate Obligations	—	1,482,695	—	1,482,695
Investment Companies	9,754,119	—	—	9,754,119
Total Investments	9,754,119	89,127,938	—	98,882,057
SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	155,298,999	—	—	155,298,999
Investment Companies	1,130,781	—	—	1,130,781
Total Investments	156,429,780	—	—	156,429,780
SFT IvySM Growth Fund
Assets
Common Stocks	428,388,643	—	—	428,388,643
Investment Companies	16,730,774	—	—	16,730,774
Total Investments	445,119,417	—	—	445,119,417
SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	144,129,626	—	—	144,129,626
Investment Companies	13,208,250	—	—	13,208,250
Total Investments	157,337,876	—	—	157,337,876

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2016 using
Fund	Level 1	Level 2	Level 3	Total
SFT Pyramis® Core Equity Fund
Assets
Common Stocks	$120,181,455	$—	$—	$120,181,455
Short-Term Securities	616,451	—	—	616,451
Total Investments	120,797,906	—	—	120,797,906
SFT T. Rowe Price Value Fund
Assets
Common Stocks	196,999,357	—	—	196,999,357
Investment Companies	6,252,339	—	—	6,252,339
Total Investments	203,251,696	—	—	203,251,696

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held, are reflected at the gross unrealized appreciation (depreciation) on the instruments.

1  Formerly SFT Advantus Managed Volatility Fund.

2  Formerly SFT Advantus Money Market Fund.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds did not hold any investments categorized as Level 3 during and as of the end of the period.

There were no transfers of financial assets between Levels 1 and 2 during the period.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The volume of derivative activity is indicative for all funds as of period end June 30, 2016.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500, SFT Advantus Index 400 Mid-Cap and SFT Advantus Dynamic Managed Volatility Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The SFT Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund's fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund's current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The tables below detail the risk exposure of each of the Funds from derivative instruments:

				Risk Exposure
Fund	Instrument Type	Total Value at June 30, 2016	Statement of Assets and Liabilities Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$(495,269)	Variation margin receivable/payable*	$–	$(495,269)	$–
SFT Advantus Dynamic Managed Volatility Fund	Futures	(383,152)	Variation margin receivable/payable*	(22,690)	(360,462)	–
SFT Advantus Index 400 Mid-Cap Fund	Futures	(205,464)	Variation margin receivable/payable*	(205,464)	–	–
SFT Advantus Index 500 Fund	Futures	(57,505)	Variation margin receivable/payable*	(57,505)	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	995,597	Unrealized appreciation on forward foreign currency contracts	–	–	995,597
	Foreign Currency Forwards	(4,535,712)	Unrealized depreciation on forward foreign currency contracts	–	–	(4,535,712)
	Swaps	(1,866,617)	Variation margin receivable/payable*	–	(1,866,617)	–
SFT Advantus Managed Volatility Equity Fund	Futures	(402,665)	Variation margin receivable/payable*	(402,665)	–	–

*  Includes cumulative appreciation/depreciation of futures contracts and swaps as reported in the notes to the Schedules of Investments in Securities. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

				Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value for Period Ended June 30, 2016	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$(590,053)	Net realized gains (losses) from futures transactions	$–	$(590,053)	$–
SFT Advantus Dynamic Managed Volatility Fund	Futures	(498,305)	Net realized gains (losses) from futures transactions	(122,091)	(376,214)	–
SFT Advantus Index 400 Mid-Cap Fund	Futures	1,252,810	Net realized gains (losses) from futures transactions	1,252,810	–	–
SFT Advantus Index 500 Fund	Futures	714,673	Net realized gains (losses) from futures transactions	714,673	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	(1,888,465)	Net realized gains (losses) from foreign currency transactions	–	–	(1,888,465)
	Swaps	(163,407)	Net realized gains (losses) from swaps	–	(163,407)	–
SFT Advantus Managed Volatility Equity Fund	Futures	(1,239,929)	Net realized gains (losses) from futures transactions	(1,239,929)	–	–
				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value for Period Ended June 30, 2016	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$(533,333)	Net change in unrealized appreciation or depreciation on futures transactions	$–	$(533,333)	$–
SFT Advantus Dynamic Managed Volatility Fund	Futures	(378,665)	Net change in unrealized appreciation or depreciation on futures transactions	(18,203)	(360,462)	–
SFT Advantus Index 400 Mid-Cap Fund	Futures	(108,140)	Net change in unrealized appreciation or depreciation on futures transactions	(108,140)	–	–
SFT Advantus Index 500 Fund	Futures	(136,816)	Net change in unrealized appreciation or depreciation on futures transactions	(136,816)	–	–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value for Period Ended June 30, 2016	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus International Bond Fund	Foreign Currency Forwards	$(4,229,318)	Net change in unrealized appreciation or depreciation on foreign currency transactions	$–	$–	$(4,229,318)
	Swaps	(1,317,153)	Net change in unrealized appreciation or depreciation on swaps transactions	–	(1,317,153)	–
SFT Advantus Managed Volatility Equity Fund	Futures	(462,469)	Net change in unrealized appreciation or depreciation on futures transactions	(462,469)		–

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the period ended June 30, 2016, none of the Funds derivatives were subject to master netting arrangements.

(8)  Affiliated Ownership

The SFT Advantus Dynamic Managed Volatility Fund invests in underlying securities and other investment companies, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control with the SFT Advantus Dynamic Managed Volatility Fund because they share the same investment advisor, Advantus Capital, and because they are overseen by the same Board of Trustees. The SFT Advantus Dynamic Managed Volatility Fund will achieve its equity exposure by investing primarily in Class 1 Shares of the SFT Advantus Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Index. A summary of all transactions with the affiliated SFT Advantus Index 500 Fund as of June 30, 2016 is as follows:

Fund/ Underlying Fund	Balance of Shares Held at December 31, 2015	Gross Additions	Gross Sales	Balance of Shares Held at June 30, 2016	Value at June 30, 2016	Realized Gain (Loss)	Distributions Received
SFT Advantus Dynamic Managed Volatility Fund
SFT Advantus Index 500 Fund	9,914,237	4,310,381	–	14,224,618	$115,502,916	$–	$–

(9)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

Securian Funds Trust
Other Information

(unaudited)

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 01, 2016 through June 30, 2016. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 366 to reflect the one-half year period.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Actual Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Advantus Bond Fund	$1,000	$1,054.70	0.49%	$2.50	$1,053.40	0.74%	$3.78
SFT Advantus Dynamic Managed Volatility Fund[1]	1,000	NA	NA	NA	1,040.50	0.80%	4.06
SFT Advantus Government Money Market Fund[2]	1,000	NA	NA	NA	1,000.00	0.38%	1.89
SFT Advantus Index 400 Mid-Cap Fund	1,000	1,077.90	0.26%	1.34	1,076.60	0.51%	2.63
SFT Advantus Index 500 Fund	1,000	1,037.20	0.20%	1.01	1,036.00	0.45%	2.28
SFT Advantus International Bond Fund	1,000	985.80	0.91%	4.49	984.60	1.16%	5.67
SFT Advantus Managed Volatility Equity Fund	1,000	NA	NA	NA	1,052.20	0.80%	4.08
SFT Advantus Mortgage Securities Fund	1,000	1,031.00	0.66%	3.33	1,029.70	0.91%	4.59
SFT Advantus Real Estate Securities Fund	1,000	1,111.00	0.82%	4.30	1,109.60	1.07%	5.61
SFT IvySM Growth Fund	1,000	NA	NA	NA	959.00	0.98%	4.77
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,102.40	1.24%	6.48
SFT Pyramis® Core Equity Fund	1,000	993.20	0.79%	3.92	991.90	1.04%	5.15
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.90	1.04%	5.22

1  Formerly SFT Advantus Managed Volatility Fund.

2  Formerly SFT Advantus Money Market Fund.

Securian Funds Trust
Other Information – continued

(unaudited)

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Hypothetical Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Advantus Bond Fund	$1,000	$1,022.43	0.49%	$2.46	$1,021.18	0.74%	$3.72
SFT Advantus Dynamic Managed Volatility Fund[1]	1,000	NA	NA	NA	1,020.89	0.80%	4.02
SFT Advantus Government Money Market Fund[2]	1,000	NA	NA	NA	1,022.97	0.38%	1.91
SFT Advantus Index 400 Mid-Cap Fund	1,000	1,023.57	0.26%	1.31	1,022.33	0.51%	2.56
SFT Advantus Index 500 Fund	1,000	1,023.87	0.20%	1.01	1,022.63	0.45%	2.26
SFT Advantus International Bond Fund	1,000	1,020.34	0.91%	4.57	1,019.14	1.16%	5.77
SFT Advantus Managed Volatility Equity Fund	1,000	NA	NA	NA	1,020.89	0.80%	4.02
SFT Advantus Mortgage Securities Fund	1,000	1,021.58	0.66%	3.32	1,020.34	0.91%	4.57
SFT Advantus Real Estate Securities Fund	1,000	1,020.79	0.82%	4.12	1,019.54	1.07%	5.37
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,019.99	0.98%	4.92
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,018.70	1.24%	6.22
SFT Pyramis® Core Equity Fund	1,000	1,020.93	0.79%	3.97	1,019.69	1.04%	5.22
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.69	1.04%	5.22

1  Formerly SFT Advantus Managed Volatility Fund.

2  Formerly SFT Money Market Fund.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus Capital uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Securian Funds Trust
Other Information – continued

(unaudited)

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Trustees of Securian Funds Trust (the "Trust") votes on the renewal of the Trust's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently unanimously reapproved the Investment Advisory Agreement on January 28, 2016. At this meeting, the Board of Trustees also reapproved the Investment Sub-Advisory Agreements between Advantus and Franklin Advisers, Inc. (for the International Bond Fund), between Advantus and Waddell & Reed Investment Management Company (for IvySM Growth Fund) between Advantus and Waddell & Reed Investment Management Company (for IvySM Small Cap Growth Fund), between Advantus and FIAM, LLC (for Pyramis® Core Equity Fund) and between Advantus and T. Rowe Price Associates, Inc. (for T. Rowe Price Value Fund). Collectively, the Funds managed by sub-advisers are referred to as the "Sub-Advised Funds".

Trustees receive a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. Trustees meet at least once each year with each Fund's portfolio management team (or, in the case of the Sub-Advised Funds, representatives of such team). Trustees also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters. Trustees evaluated all information available to them on a Fund-by-Fund basis.

The Trustees also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met alone with independent legal counsel.

Management Fee and Other Expenses

The Trustees reviewed the January 2016 report prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's investment management, non-management and total expenses with industry peers independently selected by Broadridge.

Based on this information, the Trustees concluded that the advisory fee payable by each Fund to Advantus is fair and reasonable. The Trustees also concluded that the advisory fees payable by the Managed Volatility and Managed Volatility Equity Funds are for services that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any other fund in which the Managed Volatility and Managed Volatility Equity Funds invest.

Fees Charged to Other Advisory Clients of Advantus

The Trustees observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Trustees concluded, however, that the higher fees charged to the Funds are justified by the additional services provided by Advantus in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust board, committee and vendor functions, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Advantus

The Trustees review quarterly Board reports on Advantus' profitability in managing each Fund. The Trustees recognized that comparative profitability information is not generally ascertainable. Nonetheless, the Trustees did not view Advantus' profitability from any Fund as excessive.

Investment Results

The Trustees review a quarterly report comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Broadridge peer groups and with one or more benchmark indices.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

The Trustees noted that Bond Fund outperformed the Broadridge peer group average for the 1, 3 and 5-year periods, that Mortgage Securities Fund was in the top quintile of its Broadridge peer group for the most recent quarter, and the 1, 3 and 5-year periods and that International Bond Fund was in the top third of its Broadridge peer group for the quarter, and the 3, 5 and 10-year periods but had somewhat underperformed its peer group during the 1-year period ended December 31, 2015. The Trustees also noted that Real Estate Securities Fund is in the top quartile (or higher) of its peer group for the most recent quarter, and for the 1 and 3-year period, showing strong improvement from its longer term relative performance. The Trustees then noted that the Index 400 and Index 500 Funds continue to perform in line with their respective benchmarks, and that the Money Market Fund's performance is in-line with its peer group for all relevant periods. The Trustees then observed that the Managed Volatility Fund is performing consistently with its objective, and that the newer Managed Volatility Equity Fund is also performing as intended. With respect to the Sub-Advised Funds, the Trustees noted that IvySM Growth Fund outperformed its benchmark for the most recent quarter and for the one-year period ended December 31, 2015, that IvySM Small Cap Growth Fund had somewhat underperformed both its peer group average and its benchmark during the same periods (with improving performance so far in 2016), that Pyramis® Core Equity Fund had underperformed its peer group and benchmark during the most recent quarter but had outperformed its peer group (while somewhat underperforming its benchmark for the most recent year), and T. Rowe Price Value Fund had outperformed both its peer group average and benchmark during the quarter and the one-year period and is in the top quintile of its peer group for the quarter and the one-year period.

Ancillary Benefits to Advantus and Its Affiliates

The Trustees also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The Trustees noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Trustees also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Trustees also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Trustees also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management Trustees, officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Trustees considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Investment Sub-Advisory Agreements

At the January 28, 2016 meeting, the Trustees also unanimously reapproved the Investment Sub-Advisory Agreements for the Sub-Advised Funds. In addition to the Trustees' review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Trustees also requested and evaluated other information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate,

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Trustees also reviewed a summary of each sub-adviser's code of ethics and compliance program. The Trustees requested, but did not receive, an analysis of each sub-adviser's profitability in managing the Fund. However, the Trustees noted that Advantus is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Trustees also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Advantus and the Fund's sub-adviser. The Trustees noted that Advantus is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board of Trustee, Audit Committee and Governance Committee meetings, and many other requirements. Based on this review, the Trustees concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Advantus and the Sub-Adviser is fair and appropriate. The Trustees also concluded that the portion of each Sub-Advised Fund's overall advisory fee that is retained by Advantus represents fair and appropriate compensation to Advantus for its retained duties and responsibilities.

Based on the foregoing factors, the Trustees concluded that reapproving each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Trustees is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees
Julie K. Getchell 1954	Trustee since October 21, 2011

Retired; Senior Financial Consultant to Cargill's Controller's Group, Animal Nutrition Business and Tartan Program from April 2009 to July 2012; Chief Financial Officer/Senior Managing Director, La Crosse Global Fund Services from May 2005 to April 2009; Consultant, Black River Asset Management, from October 2004 to May 2005; Chief Financial Officer, Prestige Resorts & Destinations, LTD. from 2001 to 2003; Chief Operating Officer, Insight Investment Management, Inc., from 1996 to 2000; Chief Financial Officer, Insight Investment Management, Inc., from 1991 to 1996; Chartered Financial Analyst; CPA - inactive

Linda L. Henderson 1949	Trustee since January 25, 2007

Retired; Professional Advisor, Carlson School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees — continued
William C. Melton 1947	Trustee since April 25, 2002

Retired; member, State of Minnesota Council of Economic Advisors from 1988 to 1994, and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee
Gregory S. Strong 1944	Trustee since October 21, 2011

Retired; President, Advantus Series Fund, Inc. from April 2007 to July 2011; retired since December 2008, previously Senior Vice President, Chief Actuary and Treasurer, Minnesota Life Insurance Company; Treasurer, Minnesota Mutual Companies, Inc., Senior Vice President and Treasurer, Securian Financial Group, Inc.; Treasurer, Securian Holding Company

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Other Executive Officers(3)
David M. Kuplic 1957	President since July 28, 2011

Senior Vice President, Minnesota Life Insurance Company since June 2007; Executive Vice President and Director, Advantus Capital Management, Inc. since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; President and Director, MCM Funding 1997-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1997-1, Inc., June 2004 to July 2007; President and Director, MCM Funding 1998-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1998-1, Inc., June 2004 to July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2007; Senior Vice President, Securian Life Insurance Company since June 2007; President and Director, Marketview Properties, LLC (entity holding real estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010; President, Marketview Properties IV, LLC

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Other Executive Officers(3) — continued
Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003

Financial Vice President, Chief of Operations and Director, Advantus Capital Management, Inc. since December 1997; Second Vice President, Minnesota Life Insurance Company since February 2000; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2003; Financial Vice President, MCM Funding 1997-1, Inc. since October 1998 and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since August 1998; Second Vice President, Securian Financial Group, Inc. since February 2000; Second Vice President, Securian Life Insurance Company since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010 and Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010; Financial Vice President, Marketview Properties IV, LLC

Bruce P. Shay 1961	Vice President since July 28, 2011

Executive Vice President, Minnesota Life Insurance Company since March 2010; Executive Vice President, Securian Financial Group, Inc. since March 2010; Executive Vice President and Director, Securian Life Insurance Company since June 2010; Senior Vice President, Minnesota Life Insurance Company, February 2004 to February 2010; Senior Vice President, Securian Life Insurance Company, February 2007 to June 2010

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Senior Counsel with the law firm of Dorsey & Whitney LLP since January 2016; Partner from 1976 to December 2015

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Dates reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Although not a 'corporate' officer of the Trust, Vicki L. Bailey, born in 1955, has served as the Trust's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC; Vice President and Secretary, Marketview Properties, LLC and Marketview Properties II, LLC (entities holding certain real estate assets); Vice President and Secretary, Marketview Properties IV, LLC.

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This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F34490 Rev 8-2016

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2016 Securian Funds Trust All rights reserved.

F34490 Rev 8-2016

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Getchell as the Audit Committee’s financial expert.  Ms. Getchell is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”).  The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)                                 Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                         Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                         Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  August 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date:  August 16, 2016